UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company
200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000 Date of fiscal year end: October 31, 2012 Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.	April 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares Barclays TIPS Bond Fund  |  TIP  |  NYSE Arca

iShares Barclays 0-5 Year TIPS Bond Fund  |  STIP  |  NYSE Arca

iShares Global Inflation-Linked Bond Fund  |  GTIP  |  NYSE Arca

iShares International Inflation-Linked Bond Fund  |  ITIP  |  NYSE Arca

Fund Performance Overview

iSHARES® BARCLAYS TIPS BOND FUND

Performance as of April 30, 2012

Average Annual Total Returns
Year Ended 4/30/12			Five Years Ended 4/30/12			Inception to 4/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.51%	11.40%	11.67%	7.74%	7.72%	7.88%	6.37%	6.37%	6.54%

Cumulative Total Returns
Year Ended 4/30/12			Five Years Ended 4/30/12			Inception to 4/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.51%	11.40%	11.67%	45.19%	45.05%	46.14%	68.12%	68.07%	70.35%

Total returns for the period since inception are calculated from the inception date of the Fund (12/4/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/5/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended April 30, 2012, the total return for the Fund was 3.66%, net of fees, while the total return for the Index was 3.74%.

PORTFOLIO ALLOCATION

As of 4/30/12

Maturity	Percentage of Total Investments*

0-1 Year	1.01%
1-5 Years	35.63
5-10 Years	32.26
10-15 Years	10.17
15-20 Years	14.23
More than 20 Years	6.70

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

U.S. Treasury Inflation-Indexed Bonds, 1.13%, 01/15/21	6.98%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/16	5.09
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 07/15/21	4.92
U.S. Treasury Inflation-Indexed Bonds, 1.25%, 07/15/20	4.48
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/25	4.44

TOTAL	25.91%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

Performance as of April 30, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/12			Inception to 4/30/12			Inception to 4/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.27%	2.15%	2.44%	4.44%	4.47%	4.65%	6.35%	6.39%	6.64%

Total returns for the period since inception are calculated from the inception date of the Fund (12/1/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/3/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays 0-5 Year TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury that have a remaining maturity of less than five years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended April 30, 2012, the total return for the Fund was 0.99%, net of fees, while the total return for the Index was 1.09%.

PORTFOLIO ALLOCATION

As of 4/30/12

Maturity	Percentage of Total Investments*

0-1 Year	13.90%
1-5 Years	86.10

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/16	12.85%
U.S. Treasury Inflation-Indexed Bonds, 3.00%, 07/15/12	9.00
U.S. Treasury Inflation-Indexed Bonds, 1.88%, 07/15/13	8.02
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/14	7.85
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 07/15/14	7.69

TOTAL	45.41%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews

iSHARES® INFLATION-LINKED BOND FUNDS

Performance as of April 30, 2012

	Cumulative Total Returns
	Inception to 4/30/12
iSHARES BOND FUND	NAV	MARKET	INDEX
Global Inflation-Linked	5.94%	4.63%	6.60%
International Inflation-Linked	0.99%	2.78%	1.13%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 5/18/11.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/20/11), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® INFLATION-LINKED BOND FUNDS

The iShares Global Inflation-Linked Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the BofA Merrill Lynch Global Diversified Inflation-Linked IndexSM (the “Index”). The Index is a broad, market value weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer’s own domestic market and currency. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended April 30, 2012, the total return for the Fund was 3.10%, net of fees, while the total return for the Index was 3.46%.

BOND CREDIT QUALITY

As of 4/30/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	73.12%
Aa3	1.60
A1	1.87
A2	0.25
A3	6.99
Baa1	1.93
Baa2	11.42
Not Rated	2.82

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/12

Inflation-Indexed Security	Percentage of Net Assets

U.S. Treasury Inflation-Indexed Bonds, 1.13%, 01/15/21	7.00%
U.S. Treasury Inflation-Indexed Bonds, 3.88%, 04/15/29	6.32
U.S. Treasury Inflation-Indexed Bonds, 1.88%, 07/15/13	5.42
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/16	4.73
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 01/15/18	4.61
United Kingdom, 2.50%, 07/26/16	4.42
Brazil (Federative Republic of), 6.00%, 05/15/15	4.42
France (Republic of), 0.45%, 07/25/16	3.92
United Kingdom, 0.63%, 03/22/40	3.86
United Kingdom, 4.13%, 07/22/30	3.62

TOTAL	48.32%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® INFLATION-LINKED BOND FUNDS

The iShares International Inflation-Linked Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the BofA Merrill Lynch Global ex-US Diversified Inflation-Linked IndexSM (the “Index”). The Index is a broad, market value weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer’s own domestic market and currency. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended April 30, 2012, the total return for the Fund was 2.10%, net of fees, while the total return for the Index was 2.45%.

BOND CREDIT QUALITY

As of 4/30/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	43.93%
Aa3	4.78
A1	7.10
A2	3.70
A3	11.82
Baa1	4.60
Baa2	15.01
Not Rated	9.06

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/12

Inflation-Indexed Security	Percentage of Net Assets

Brazil (Federative Republic of), 6.00%, 05/15/13	3.63%
France (Republic of), 1.00%, 07/25/17	2.71
Poland (Republic of), 3.00%, 08/24/16	2.50
Brazil (Federative Republic of), 6.00%, 08/15/20	2.47
France (Republic of), 1.10%, 07/25/22	2.27
Canada (Government of), 4.25%, 12/01/26	2.26
Germany (Federal Republic of), 1.50%, 04/15/16	2.20
Brazil (Federative Republic of), 6.00%, 05/15/45	2.17
Australia (Commonwealth of), 4.00%, 08/20/20	2.09
Turkey (Republic of), 7.00%, 10/01/14	2.02

TOTAL	24.32%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (11/1/11)	Ending Account Value (4/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (11/1/11 to 4/30/12)
Barclays TIPS
Actual	$1,000.00	$1,036.60	0.20%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Barclays 0-5 Year TIPS
Actual	1,000.00	1,009.90	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Global Inflation-Linked
Actual	1,000.00	1,031.00	0.40	2.02
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.01
International Inflation-Linked
Actual	1,000.00	1,021.00	0.40	2.01
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.01

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

April 30, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.27%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16[a]	$435,492	$461,553,530
0.13%, 04/15/17	197,962	212,005,160
0.13%, 01/15/22[a]	240,241	251,201,907
0.50%, 04/15/15[a]	501,149	530,591,560
0.63%, 04/15/13[a]	221,531	225,858,243
0.63%, 07/15/21[a]	1,012,746	1,117,976,193
0.75%, 02/15/42[a]	1,573	1,577,450
1.13%, 01/15/21	1,383,914	1,587,392,303
1.25%, 04/15/14[a]	405,607	427,534,638
1.25%, 07/15/20	875,759	1,018,480,205
1.38%, 07/15/18[a]	433,763	502,758,735
1.38%, 01/15/20[a]	603,839	704,982,575
1.63%, 01/15/15[a]	664,622	722,257,675
1.63%, 01/15/18[a]	426,202	495,260,472
1.75%, 01/15/28[a]	449,343	553,605,035
1.88%, 07/15/13[a]	844,819	883,496,242
1.88%, 07/15/15[a]	714,876	795,969,302
1.88%, 07/15/19[a]	536,954	647,952,948
2.00%, 01/15/14[a]	817,392	867,713,150
2.00%, 07/15/14[a]	666,078	721,861,874
2.00%, 01/15/16[a]	1,024,939	1,158,020,723
2.00%, 01/15/26[a]	572,107	720,944,725
2.13%, 01/15/19[a]	404,304	490,029,537
2.13%, 02/15/40[a]	373,917	512,032,741
2.13%, 02/15/41[a]	727,283	999,787,319
2.38%, 01/15/17[a]	536,152	632,072,764
2.38%, 01/15/25	774,569	1,010,086,835
2.38%, 01/15/27[a]	427,534	564,878,732
2.50%, 07/15/16[a]	538,823	630,591,233
2.50%, 01/15/29[a]	431,896	588,120,331
2.63%, 07/15/17[a]	385,446	466,690,694
3.00%, 07/15/12	1,277	1,296,846
3.38%, 04/15/32	137,339	216,631,179
3.63%, 04/15/28[a]	578,816	879,528,831
3.88%, 04/15/29	613,474	974,177,576

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $20,098,155,011)		22,574,919,263

Security	Shares	Value

SHORT-TERM INVESTMENTS — 24.13%

MONEY MARKET FUNDS — 24.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[b,c,d]	4,888,478,395	$4,888,478,395
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,c,d]	512,323,019	512,323,019
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	88,266,371	88,266,371

		5,489,067,785

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,489,067,785)		5,489,067,785

TOTAL INVESTMENTS IN SECURITIES — 123.40%
(Cost: $25,587,222,796)		28,063,987,048
Other Assets, Less Liabilities — (23.40)%		(5,322,303,965)

NET ASSETS — 100.00%		$22,741,683,083

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

April 30, 2012

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 99.59%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16	$38,841	$41,165,025
0.13%, 04/15/17	11,527	12,344,600
0.50%, 04/15/15	21,870	23,154,711
0.63%, 04/15/13[a]	15,228	15,525,496
1.25%, 04/15/14	15,989	16,853,145
1.63%, 01/15/15	19,962	21,692,874
1.88%, 07/15/13[a]	24,569	25,693,642
1.88%, 07/15/15	19,321	21,512,902
2.00%, 01/15/14	23,702	25,160,985
2.00%, 07/15/14	22,736	24,639,655
2.00%, 01/15/16	18,754	21,189,232
2.38%, 01/15/17	16,349	19,274,120
2.50%, 07/15/16	18,860	22,071,610
3.00%, 07/15/12	28,403	28,838,339

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $314,735,517)		319,116,336

SHORT-TERM INVESTMENTS — 15.08%

MONEY MARKET FUNDS — 15.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[b,c,d]	32,449,512	32,449,512
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,c,d]	3,400,778	3,400,778
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	12,457,046	12,457,046

		48,307,336

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,307,336)		48,307,336

TOTAL INVESTMENTS IN SECURITIES — 114.67%
(Cost: $363,042,853)		367,423,672
Other Assets, Less Liabilities — (14.67)%		(47,001,071)

NET ASSETS — 100.00%		$320,422,601

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

April 30, 2012

Security		Principal (000s)	Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 64.03%

AUSTRALIA — 0.92%
Australia (Commonwealth of)
3.00%, 09/20/25	AUD	45	$61,539
4.00%, 08/20/20	AUD	42	81,932

			143,471
BRAZIL — 11.13%
Brazil (Federative Republic of)
6.00%, 08/15/14	BRL	123	145,914
6.00%, 05/15/15	BRL	573	685,810
6.00%, 08/15/20	BRL	153	191,531
6.00%, 05/15/35	BRL	318	424,522
6.00%, 08/15/40	BRL	207	280,188

			1,727,965
CANADA — 2.41%
Canada (Government of)
2.00%, 12/01/41	CAD	101	142,300
4.25%, 12/01/26	CAD	145	231,282

			373,582
CHILE — 1.06%
Chile (Republic of)
4.50%, 10/15/23	CLP	67,774	164,801

			164,801
FRANCE — 9.48%
France (Republic of)
0.45%, 07/25/16	EUR	449	608,718
1.10%, 07/25/22	EUR	170	224,411
3.00%, 07/25/12	EUR	172	233,150
3.15%, 07/25/32	EUR	243	406,531

			1,472,810
GERMANY — 2.93%
Germany (Federal Republic of)
1.50%, 04/15/16	EUR	233	341,073
1.75%, 04/15/20	EUR	73	113,795

			454,868

Security		Principal (000s)	Value

ISRAEL — 1.65%
Israel (State of)
0.50%, 06/30/13	ILS	240	$67,738
3.50%, 04/30/18	ILS	357	122,399
4.00%, 05/30/36	ILS	180	66,645

			256,782
ITALY — 5.57%
Italy (Republic of)
2.10%, 09/15/17	EUR	408	500,475
2.15%, 09/15/14	EUR	92	122,403
2.35%, 09/15/35	EUR	125	117,076
3.10%, 09/15/26	EUR	113	124,806

			864,760
JAPAN — 1.56%
Japan (Government of)
1.10%, 09/10/16	JPY	7,532	100,365
1.20%, 12/10/17	JPY	10,494	142,128

			242,493
MEXICO — 1.88%
United Mexican States
2.50%, 12/10/20	MXN	1,965	153,417
4.00%, 11/15/40	MXN	999	82,697
5.50%, 12/20/12	MXN	714	56,125

			292,239
POLAND — 0.25%
Poland (Republic of)
3.00%, 08/24/16	PLN	117	38,460

			38,460
SOUTH AFRICA — 1.24%
South Africa (Republic of)
2.50%, 01/31/17	ZAR	819	114,540
3.45%, 12/07/33	ZAR	509	78,194

			192,734
SOUTH KOREA — 0.17%
Korea (Republic of)
2.75%, 06/10/20	KRW	26,811	27,056

			27,056

SCHEDULES OF INVESTMENTS	13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

April 30, 2012

Security		Principal (000s)	Value

SWEDEN — 1.37%
Sweden (Kingdom of)
3.50%, 12/01/15	SEK	535	$109,820
3.50%, 12/01/28	SEK	375	102,335

			212,155
TURKEY — 1.69%
Turkey (Republic of)
4.00%, 04/01/20	TRY	212	125,628
7.00%, 10/01/14	TRY	218	136,371

			261,999
UNITED KINGDOM — 20.72%
United Kingdom
0.63%, 03/22/40	GBP	320	599,360
0.75%, 03/22/34	GBP	38	71,303
0.75%, 11/22/47	GBP	69	139,790
1.25%, 11/22/17	GBP	108	202,241
1.25%, 11/22/27	GBP	157	312,495
1.25%, 11/22/55	GBP	178	434,160
1.88%, 11/22/22	GBP	101	208,940
2.50%, 07/26/16	GBP	123	685,863
4.13%, 07/22/30	GBP	112	562,860

			3,217,012

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $9,899,743)			9,943,187

U.S. GOVERNMENT OBLIGATIONS — 33.45%
U.S. Treasury Inflation-Indexed Bonds
1.13%, 01/15/21	USD	948	1,086,872
1.63%, 01/15/18	USD	616	715,904
1.88%, 07/15/13	USD	804	840,923
2.00%, 01/15/16	USD	650	734,716
2.00%, 01/15/26	USD	382	481,412
2.13%, 02/15/41	USD	257	352,943
3.88%, 04/15/29	USD	618	981,110

			5,193,880

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,887,939)			5,193,880

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.02%

MONEY MARKET FUNDS — 1.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[a,b]	159,191	$159,191

		159,191

TOTAL SHORT-TERM INVESTMENTS
(Cost: $159,191)		159,191

TOTAL INVESTMENTS IN SECURITIES — 98.50%
(Cost: $14,946,873)		15,296,258
Other Assets, Less Liabilities — 1.50%		232,240

NET ASSETS — 100.00%		$15,528,498

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
EUR	—	Euro
GBP	—	British Pound
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SEK	—	Swedish Krona
TRY	—	Turkish Lira
USD	—	U.S. Dollar
ZAR	—	South African Rand

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

April 30, 2012

Security	Principal (000s)		Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 98.29%

AUSTRALIA — 4.45%
Australia (Commonwealth of)
2.50%, 09/20/30	AUD	183	$235,991
3.00%, 09/20/25	AUD	573	783,603
4.00%, 08/20/15	AUD	247	462,221
4.00%, 08/20/20	AUD	675	1,316,756

			2,798,571
BRAZIL — 14.75%
Brazil (Federative Republic of)
6.00%, 08/15/12	BRL	486	550,417
6.00%, 05/15/13	BRL	1,966	2,284,197
6.00%, 05/15/15	BRL	112	134,033
6.00%, 05/15/17	BRL	1,000	1,217,746
6.00%, 08/15/20	BRL	1,243	1,555,800
6.00%, 08/15/24	BRL	274	350,594
6.00%, 05/15/35	BRL	721	962,453
6.00%, 05/15/45	BRL	998	1,365,862
6.00%, 08/15/50	BRL	630	867,366

			9,288,468
CANADA — 4.48%
Canada (Government of)
1.50%, 12/01/44	CAD	247	314,981
2.00%, 12/01/41	CAD	297	417,719
3.00%, 12/01/36	CAD	188	302,389
4.00%, 12/01/31	CAD	212	361,921
4.25%, 12/01/26	CAD	893	1,425,136

			2,822,146
CHILE — 4.39%
Chile (Republic of)
3.00%, 07/01/13	CLP	203,321	421,360
3.00%, 02/01/21	CLP	519,598	1,107,668
3.00%, 03/01/27	CLP	112,956	239,050
3.00%, 01/01/30	CLP	158,138	335,877
3.00%, 01/01/40	CLP	22,591	47,717
4.50%, 08/01/24	CLP	248,503	609,394

			2,761,066

Security	Principal (000s)		Value

FRANCE — 12.15%
France (Republic of)
0.45%, 07/25/16	EUR	306	$414,654
1.00%, 07/25/17	EUR	1,239	1,707,404
1.10%, 07/25/22	EUR	1,082	1,427,503
1.60%, 07/25/15	EUR	770	1,096,114
1.80%, 07/25/40	EUR	283	393,896
1.85%, 07/25/27	EUR	82	113,903
2.50%, 07/25/13	EUR	898	1,252,876
3.15%, 07/25/32	EUR	511	855,117
3.40%, 07/25/29	EUR	231	389,476

			7,650,943
GERMANY — 4.52%
Germany (Federal Republic of)
0.75%, 04/15/18	EUR	83	120,458
1.50%, 04/15/16	EUR	947	1,387,399
1.75%, 04/15/20	EUR	578	898,661
2.25%, 04/15/13	EUR	320	437,954

			2,844,472
ISRAEL — 4.46%
Israel (State of)
0.50%, 06/30/13	ILS	1,764	497,875
3.50%, 04/30/18	ILS	1,847	633,251
4.00%, 07/31/24	ILS	1,649	620,771
4.00%, 05/30/36	ILS	1,303	482,451
5.00%, 04/30/15	ILS	1,462	573,715

			2,808,063
ITALY — 7.10%
Italy (Republic of)
2.10%, 09/15/16	EUR	681	856,360
2.10%, 09/15/17	EUR	560	686,602
2.10%, 09/15/21	EUR	683	746,550
2.15%, 09/15/14	EUR	946	1,256,988
2.35%, 09/15/35	EUR	587	549,610
2.55%, 09/15/41	EUR	307	289,820
3.10%, 09/15/26	EUR	73	80,556

			4,466,486

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

April 30, 2012

Security	Principal (000s)		Value

JAPAN — 4.69%
Japan (Government of)
1.00%, 06/10/16	JPY	37,649	$496,939
1.10%, 09/10/16	JPY	63,424	845,177
1.20%, 12/10/17	JPY	74,151	1,004,282
1.40%, 03/10/18	JPY	44,575	609,018

			2,955,416
MEXICO — 4.53%
United Mexican States
2.50%, 12/10/20	MXN	13,652	1,065,898
3.50%, 12/19/13	MXN	7,982	631,945
4.00%, 11/15/40	MXN	3,756	310,917
4.50%, 12/18/14	MXN	3,806	313,970
4.50%, 11/22/35	MXN	5,886	526,343

			2,849,073
POLAND — 3.63%
Poland (Republic of)
2.75%, 08/25/23	PLN	2,266	713,477
3.00%, 08/24/16	PLN	4,777	1,573,974

			2,287,451
SOUTH AFRICA — 4.52%
South Africa (Republic of)
2.50%, 01/31/17	ZAR	5,533	773,985
2.75%, 01/31/22	ZAR	3,377	471,273
3.45%, 12/07/33	ZAR	5,035	774,215
5.50%, 12/07/23	ZAR	4,695	828,449

			2,847,922
SOUTH KOREA — 2.52%
Korea (Republic of)
1.50%, 06/10/21	KRW	554,059	513,043
2.75%, 03/10/17	KRW	483,240	463,990
2.75%, 06/10/20	KRW	603,038	608,532

			1,585,565
SWEDEN — 4.42%
Sweden (Kingdom of)
3.50%, 12/01/15	SEK	4,990	1,024,296
3.50%, 12/01/28	SEK	3,965	1,082,018
4.00%, 12/01/20	SEK	2,680	676,283

			2,782,597

Security	Principal (000s) or Shares		Value

TURKEY — 4.52%
Turkey (Republic of)
3.00%, 01/06/21	TRY	1,073	$590,701
4.00%, 04/01/20	TRY	690	408,465
7.00%, 10/01/14	TRY	2,041	1,274,602
12.00%, 08/14/13	TRY	896	573,256

			2,847,024
UNITED KINGDOM — 13.16%
United Kingdom
0.63%, 03/22/40	GBP	437	819,577
0.63%, 11/22/42	GBP	115	220,056
0.75%, 11/22/47	GBP	99	200,132
1.25%, 11/22/17	GBP	474	890,321
1.25%, 11/22/32	GBP	459	942,511
1.25%, 11/22/55	GBP	509	1,244,868
1.88%, 11/22/22	GBP	368	757,687
2.00%, 01/26/35	GBP	191	610,808
2.50%, 07/26/16	GBP	183	1,019,602
2.50%, 07/17/24	GBP	202	1,076,715
4.13%, 07/22/30	GBP	100	504,856

			8,287,133
TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $60,618,365)			61,882,396

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[a,b]		23,349	23,349

			23,349

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,349)			23,349

TOTAL INVESTMENTS IN SECURITIES — 98.33%
(Cost: $60,641,714)			61,905,745
Other Assets, Less Liabilities — 1.67%			1,054,497

NET ASSETS — 100.00%			$62,960,242

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

April 30, 2012

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
EUR	—	Euro
GBP	—	British Pound
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SEK	—	Swedish Krona
TRY	—	Turkish Lira
ZAR	—	South African Rand

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2012

	iShares Barclays TIPS Bond Fund	iShares Barclays 0-5 Year TIPS Bond Fund	iShares Global Inflation-Linked Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$20,098,155,011	$314,735,517	$14,787,682
Affiliated (Note 2)	5,489,067,785	48,307,336	159,191

Total cost of investments	$25,587,222,796	$363,042,853	$14,946,873

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$22,574,919,263	$319,116,336	$15,137,067
Affiliated (Note 2)	5,489,067,785	48,307,336	159,191

Total fair value of investments	28,063,987,048	367,423,672	15,296,258
Foreign currencies, at value[b]	—	—	117,704
Receivables:
Investment securities sold	—	—	21,577
Interest	83,828,093	1,246,946	107,276

Total Assets	28,147,815,141	368,670,618	15,542,815

LIABILITIES
Payables:
Investment securities purchased	—	12,346,169	9,264
Collateral for securities on loan (Note 5)	5,400,801,414	35,850,290	—
Capital shares redeemed	1,657,371	—	—
Investment advisory fees (Note 2)	3,673,273	51,558	5,053

Total Liabilities	5,406,132,058	48,248,017	14,317

NET ASSETS	$22,741,683,083	$320,422,601	$15,528,498

Net assets consist of:
Paid-in capital	$19,896,175,375	$316,532,727	$15,263,403
Undistributed (distributions in excess of) net investment income	74,983,620	(738,251)	71,326
Undistributed net realized gain (accumulated net realized loss)	293,759,836	247,306	(153,701)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,476,764,252	4,380,819	347,470

NET ASSETS	$22,741,683,083	$320,422,601	$15,528,498

Shares outstanding[c]	190,400,000	3,100,000	300,000

Net asset value per share	$119.44	$103.36	$51.76

[a]	Securities on loan with values of $5,292,526,161, $35,032,344 and $-, respectively. See Note 5.
[b]	Cost of foreign currencies: $ —, $ — and $117,558, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2012

iShares International Inflation-Linked Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$60,618,365
Affiliated (Note 2)	23,349

Total cost of investments	$60,641,714

Investments in securities, at fair value (Note 1):
Unaffiliated	$61,882,396
Affiliated (Note 2)	23,349

Total fair value of investments	61,905,745
Foreign currencies, at value[a]	422,375
Receivables:
Investment securities sold	287,935
Interest	654,530

Total Assets	63,270,585

LIABILITIES
Payables:
Investment securities purchased	290,007
Investment advisory fees (Note 2)	20,336

Total Liabilities	310,343

NET ASSETS	$62,960,242

Net assets consist of:
Paid-in capital	$62,329,605
Undistributed net investment income	262,489
Accumulated net realized loss	(887,041)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,255,189

NET ASSETS	$62,960,242

Shares outstanding[b]	1,300,000

Net asset value per share	$48.43

[a]	Cost of foreign currencies: $421,805.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2012

	iShares Barclays TIPS Bond Fund	iShares Barclays 0-5 Year TIPS Bond Fund	iShares Global Inflation-Linked Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated[a,b]	200,738,586	254,956	234,711
Interest — affiliated (Note 2)	19,482	381	24
Securities lending income — affiliated (Note 2)	4,137,532	18,947	—

Total investment income	204,895,600	274,284	234,735

EXPENSES
Investment advisory fees (Note 2)	22,242,551	260,669	30,280

Total expenses	22,242,551	260,669	30,280

Net investment income	182,653,049	13,615	204,455

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,467,825)	(19,221)	(89,216)
In-kind redemptions — unaffiliated	352,870,622	400,127	–
Foreign currency transactions	—	—	(16,428)

Net realized gain (loss)	348,402,797	380,906	(105,644)

Net change in unrealized appreciation/depreciation on:
Investments	265,482,645	2,477,121	369,152
Translation of assets and liabilities in foreign currencies	—	—	592

Net change in unrealized appreciation/depreciation	265,482,645	2,477,121	369,744

Net realized and unrealized gain	613,885,442	2,858,027	264,100

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$796,538,491	$2,871,642	$468,555

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.
[b]	Net of foreign withholding tax of $ —, $ — and $204, respectively.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2012

iShares International Inflation-Linked Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated[a,b]	1,220,553
Interest — affiliated (Note 2)	47

Total investment income	1,220,600

EXPENSES
Investment advisory fees (Note 2)	94,126

Total expenses	94,126

Net investment income	1,126,474

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(617,702)
Foreign currency transactions	(207,687)

Net realized loss	(825,389)

Net change in unrealized appreciation/depreciation on:
Investments	540,559
Translation of assets and liabilities in foreign currencies	(33,034)

Net change in unrealized appreciation/depreciation	507,525

Net realized and unrealized loss	(317,864)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$808,610

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.
[b]	Net of foreign withholding tax of $3,288.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays TIPS Bond Fund
	Six months ended April 30, 2012 (Unaudited)	Period from March 1, 2011 to October 31, 2011[a]	Year Ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$182,653,049	$760,017,618	$549,981,582
Net realized gain	348,402,797	495,943,094	279,581,870
Net change in unrealized appreciation/depreciation	265,482,645	989,279,473	494,223,649

Net increase in net assets resulting from operations	796,538,491	2,245,240,185	1,323,787,101

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(172,831,977)	(744,412,902)	(500,411,426)

Total distributions to shareholders	(172,831,977)	(744,412,902)	(500,411,426)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,194,196,609	5,073,058,631	1,945,503,306
Cost of shares redeemed	(2,398,433,576)	(4,699,676,397)	(3,421,707,620)

Net increase (decrease) in net assets from capital share transactions	795,763,033	373,382,234	(1,476,204,314)

INCREASE (DECREASE) IN NET ASSETS	1,419,469,547	1,874,209,517	(652,828,639)

NET ASSETS
Beginning of period	21,322,213,536	19,448,004,019	20,100,832,658

End of period	$22,741,683,083	$21,322,213,536	$19,448,004,019

Undistributed net investment income included in net assets at end of period	$74,983,620	$65,162,548	$49,516,218

SHARES ISSUED AND REDEEMED
Shares sold	27,100,000	45,100,000	18,400,000
Shares redeemed	(20,300,000)	(41,300,000)	(32,100,000)

Net increase (decrease) in shares outstanding	6,800,000	3,800,000	(13,700,000)

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 0-5 Year TIPS Bond Fund		iShares Global Inflation-Linked Bond Fund
	Six months ended April 30, 2012 (Unaudited)	Period from December 1, 2010[a] to October 31, 2011	Six months ended April 30, 2012 (Unaudited)	Period from May 18, 2011[a] to October 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,615	$3,093,844	$204,455	$178,727
Net realized gain (loss)	380,906	(83,330)	(105,644)	(118,311)
Net change in unrealized appreciation/depreciation	2,477,121	1,903,698	369,744	(22,274)

Net increase in net assets resulting from operations	2,871,642	4,914,212	468,555	38,142

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(751,912)	(3,122,465)	(172,956)	(68,646)
Return of capital	—	(169,460)	—	—

Total distributions to shareholders	(751,912)	(3,291,925)	(172,956)	(68,646)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	113,089,175	224,107,124	—	15,263,403
Cost of shares redeemed	(15,442,005)	(5,073,710)	—	—

Net increase in net assets from capital share transactions	97,647,170	219,033,414	—	15,263,403

INCREASE IN NET ASSETS	99,766,900	220,655,701	295,599	15,232,899

NET ASSETS
Beginning of period	220,655,701	—	15,232,899	—

End of period	$320,422,601	$220,655,701	$15,528,498	$15,232,899

Undistributed (distributions in excess of ) net investment income included in net assets at end of period	$(738,251)	$46	$71,326	$39,827

SHARES ISSUED AND REDEEMED
Shares sold	1,100,000	2,200,000	—	300,000
Shares redeemed	(150,000)	(50,000)	—	—

Net increase in shares outstanding	950,000	2,150,000	—	300,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares International Inflation-Linked Bond Fund
	Six months ended April 30, 2012 (Unaudited)	Period from May 18, 2011[a] to October 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,126,474	$316,271
Net realized loss	(825,389)	(354,103)
Net change in unrealized appreciation/depreciation	507,525	747,664

Net increase in net assets resulting from operations	808,610	709,832

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(864,068)	(23,737)
Return of capital	—	(66,069)

Total distributions to shareholders	(864,068)	(89,806)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,470,847	42,924,827

Net increase in net assets from capital share transactions	19,470,847	42,924,827

INCREASE IN NET ASSETS	19,415,389	43,544,853

NET ASSETS
Beginning of period	43,544,853	—

End of period	$62,960,242	$43,544,853

Undistributed net investment income included in net assets at end of period	$262,489	$83

SHARES ISSUED
Shares sold	400,000	900,000

Net increase in shares outstanding	400,000	900,000

[a]	Commencement of operations.

See notes to financial statements.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays TIPS Bond Fund
	Six months ended Apr. 30, 2012 (Unaudited)	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007
Net asset value, beginning of period	$116.13	$108.16	$103.88	$96.71	$110.30	$100.96	$102.75

Income from investment operations:
Net investment income[b]	0.96	4.12	2.92	4.04	0.80	5.86	4.08
Net realized and unrealized gain (loss)[c]	3.27	7.87	4.01	7.38	(8.70)	8.53	(1.60)

Total from investment operations	4.23	11.99	6.93	11.42	(7.90)	14.39	2.48

Less distributions from:
Net investment income	(0.92)	(4.02)	(2.65)	(4.25)	(4.52)	(5.05)	(4.11)
Return of capital	—	—	—	—	(1.17)	—	(0.16)

Total distributions	(0.92)	(4.02)	(2.65)	(4.25)	(5.69)	(5.05)	(4.27)

Net asset value, end of period	$119.44	$116.13	$108.16	$103.88	$96.71	$110.30	$100.96

Total return	3.66%[d]	11.33%[d]	6.74%	12.00%	(7.50)%	14.78%	2.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,741,683	$21,322,214	$19,448,004	$20,100,833	$10,271,118	$6,408,389	$4,129,080
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.64%	5.48%	2.74%	3.95%	0.78%	5.71%	4.09%
Portfolio turnover rate[f]	6%	15%	13%	15%	10%	10%	17%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Barclays 0-5 Year TIPS Bond Fund
	Six months ended Apr. 30, 2012 (Unaudited)	Period from Dec. 1, 2010[a] to Oct. 31, 2011
Net asset value, beginning of period	$102.63	$99.83

Income from investment operations:
Net investment income[b]	0.01	2.58
Net realized and unrealized gain[c]	1.01	2.68

Total from investment operations	1.02	5.26

Less distributions from:
Net investment income	(0.29)	(2.33)
Return of capital	—	(0.13)

Total distributions	(0.29)	(2.46)

Net asset value, end of period	$103.36	$102.63

Total return	0.99%[d]	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$320,423	$220,656
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	0.01%	2.76%
Portfolio turnover rate[f]	10%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Global Inflation-Linked Bond Fund
	Six months ended Apr. 30, 2012 (Unaudited)	Period from May 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$50.78	$49.75

Income from investment operations:
Net investment income[b]	0.68	0.78
Net realized and unrealized gain[c]	0.88	0.59

Total from investment operations	1.56	1.37

Less distributions from:
Net investment income	(0.58)	(0.34)

Total distributions	(0.58)	(0.34)

Net asset value, end of period	$51.76	$50.78

Total return	3.10%[d]	2.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,528	$15,233
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.70%	3.42%
Portfolio turnover rate[f]	9%	38%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares International Inflation-Linked Bond Fund
	Six months ended Apr. 30, 2012 (Unaudited)	Period from May 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$48.38	$49.35

Income from investment operations:
Net investment income[b]	1.13	1.02
Net realized and unrealized loss[c]	(0.15)	(1.54)

Total from investment operations	0.98	(0.52)

Less distributions from:
Net investment income	(0.93)	(0.12)
Return of capital	—	(0.33)

Total distributions	(0.93)	(0.45)

Net asset value, end of period	$48.43	$48.38

Total return	2.10%[d]	(1.08)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$62,960	$43,545
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of net investment income to average net assets[e]	4.79%	4.66%
Portfolio turnover rate[f]	20%	28%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays TIPS	Diversified
Barclays 0-5 Year TIPS	Diversified
Global Inflation-Linked	Non-diversified
International Inflation-Linked	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Barclays TIPS
Assets:
U.S. Government Obligations	$—	$22,574,919,263	$—	$22,574,919,263
Short-Term Investments	5,489,067,785	—	—	5,489,067,785

	$5,489,067,785	$22,574,919,263	$—	$28,063,987,048

Barclays 0-5 Year TIPS
Assets:
U.S. Government Obligations	$—	$319,116,336	$—	$319,116,336
Short-Term Investments	48,307,336	—	—	48,307,336

	$48,307,336	$319,116,336	$—	$367,423,672

Global Inflation-Linked
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$9,943,187	$—	$9,943,187
U.S. Government Obligations	—	5,193,880	—	5,193,880
Short-Term Investments	159,191	—	—	159,191

	$159,191	$15,137,067	$—	$15,296,258

International Inflation-Linked
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$61,882,396	$—	$61,882,396
Short-Term Investments	23,349	—	—	23,349

	$23,349	$61,882,396	$—	$61,905,745

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

Inflation-linked public obligations are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of April 30, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares Global Inflation-Linked Bond Fund and iShares International Inflation-Linked Bond Fund.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays TIPS	0.20%
Barclays 0-5 Year TIPS	0.20
Global Inflation-Linked	0.40
International Inflation-Linked	0.40

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended April 30, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays TIPS	$2,227,902
Barclays 0-5 Year TIPS	10,202

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2012, The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2012 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays TIPS	$2,598,957,959	$1,276,335,134	$—	$—
Barclays 0-5 Year TIPS	53,344,382	25,846,714	—	—
Global Inflation-Linked	579,105	725,438	767,719	851,306
International Inflation-Linked	—	—	20,898,683	9,561,886

In-kind transactions (see Note 4) for the six months ended April 30, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays TIPS	$1,858,794,079	$2,340,400,480
Barclays 0-5 Year TIPS	86,533,923	15,362,674
International Inflation-Linked	7,235,409	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of April 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of April 30, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2019	Total
Barclays TIPS	$—	$460,813	$528,715	$—	$989,528
Barclays 0-5 Year TIPS	—	—	—	21,603	21,603
Global Inflation-Linked	44,290	—	—	—	44,290
International Inflation-Linked	5,382	—	—	—	5,382

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays TIPS	$25,640,718,385	$2,476,764,252	$(53,495,589)	$2,423,268,663
Barclays 0-5 Year TIPS	363,154,804	4,381,758	(112,890)	4,268,868
Global Inflation-Linked	14,951,260	613,771	(268,773)	344,998
International Inflation-Linked	60,697,901	1,693,259	(485,415)	1,207,844

Management has reviewed the tax positions as of April 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays TIPS	$0.81165	$—	$0.11267	$0.92432	88%	—%	12%	100%
Barclays 0-5 Year TIPS	—	—	0.28719	0.28719	—	—	100	100
Global Inflation-Linked	0.49623	—	0.08030	0.57653	86	—	14	100
International Inflation-Linked	0.88474	—	0.04850	0.93324	95	—	5	100

SUPPLEMENTAL INFORMATION	37

Notes:

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Go paperless. . .
It’s Fast, Convenient, and Timely!
To sign up today, go to www.icsdelivery.com

iS-SAR-101-0412

April 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares J.P. Morgan USD Emerging Markets Bond Fund  |  EMB  |  NYSE Arca

iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund  |  ISHG  |  NASDAQ

iShares S&P/Citigroup International Treasury Bond Fund  |  IGOV  |  NASDAQ

Fund Performance Overview

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

Performance as of April 30, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 4/30/12			Inception to 4/30/12			Inception to 4/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.30%	11.25%	12.19%	8.51%	8.64%	9.32%	42.93%	43.64%	47.61%

Total returns for the period since inception are calculated from the inception date of the Fund (12/17/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/19/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares J.P. Morgan USD Emerging Markets Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the J.P. Morgan EMBISM Global Core Index (the “Index”). The Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended April 30, 2012, the total return for the Fund was 6.07%, net of fees, while the total return for the Index was 6.49%.

BOND CREDIT QUALITY

As of 4/30/12

Moody’s Credit Rating	Percentage of Total Investments*

Aa3	0.97%
A1	3.18
A2	4.30
A3	3.34
Baa1	19.17
Baa2	8.14
Baa3	23.00
Ba1	4.58
Ba2	14.50
B1	1.96
B2	5.78
B3	0.40
Not Rated	10.68

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

Philippines (Republic of the), 7.75%, 01/14/31	4.44%
Russian Federation (The), 7.50%, 03/31/30	3.14
Peru (Republic of), 6.55%, 03/14/37	2.98
Brazil (Federative Republic of), 7.13%, 01/20/37	2.86
Turkey (Republic of), 6.88%, 03/17/36	2.48
Indonesia (Republic of), 6.88%, 01/17/18	2.47
Indonesia (Republic of), 6.63%, 02/17/37	2.11
Uruguay (Republic of), 7.63%, 03/21/36	2.09
Turkey (Republic of), 7.25%, 03/15/15	2.07
United Mexican States, 6.75%, 09/27/34	1.99

TOTAL	26.63%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

Performance as of April 30, 2012

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 4/30/12			Inception to 4/30/12			Inception to 4/30/12
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P/Citigroup 1-3 Year International Treasury	(7.28)%	(6.29)%	(6.86)%	2.93%	3.37%	3.44%	9.91%	11.47%	11.72%
S&P/Citigroup International Treasury	(2.94)%	(3.06)%	(2.38)%	4.73%	4.88%	5.29%	16.34%	16.88%	18.39%

Total returns for the period since inception are calculated from the inception date of each Fund (1/21/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/23/09), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US 1-3 Year (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. that have a remaining maturity of greater than one year and less than or equal to three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended April 30, 2012, the total return for the Fund was (3.72)%, net of fees, while the total return for the Index was (3.55)%.

BOND CREDIT QUALITY

As of 4/30/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	50.87%
Aa3	28.50
A3	13.36
Ba1	4.02
Ba3	3.25

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

Japan (Government of), 0.20%, 08/15/13	5.12%
Japan (Government of), 0.10%, 10/15/13	5.12
Japan (Government of), 5.00%, 09/22/14	3.99
Japan (Government of), 0.60%, 09/20/14	2.72
United Kingdom, 2.25%, 03/07/14	2.61
Germany (Federal Republic of), 4.25%, 07/04/14	2.41
Ireland (Republic of), 4.00%, 01/15/14	2.29
Japan (Government of), 1.60%, 06/20/14	2.25
Denmark (Kingdom of), 5.00%, 11/15/13	2.20
Netherlands (Kingdom of the), 4.25%, 07/15/13	2.19

TOTAL	30.90%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUNDS

The iShares S&P/Citigroup International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended April 30, 2012, the total return for the Fund was (1.64)%, net of fees, while the total return for the Index was (1.39)%.

BOND CREDIT QUALITY

As of 4/30/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	51.35%
Aa3	28.47
Aa3e	0.04
A3	11.07
Ba1	3.91
Ba3	4.79
Not Rated	0.37

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

Japan (Government of), 1.50%, 09/20/15	4.28%
Japan (Government of), 2.20%, 09/21/20	4.09
Japan (Government of), 1.50%, 12/20/17	3.33
Germany (Federal Republic of), 4.25%, 07/04/17	2.72
Netherlands (Kingdom of the), 3.75%, 01/15/23	2.44
Belgium (Kingdom of), 3.25%, 09/28/16	2.17
Austria (Republic of), 3.40%, 10/20/14	2.11
Japan (Government of), 0.10%, 10/15/13	2.05
Netherlands (Kingdom of the), 2.75%, 01/15/15	1.55
Belgium (Kingdom of), 5.50%, 03/28/28	1.55

TOTAL	26.29%

FUND PERFORMANCE OVERVIEWS	7

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (11/1/11)	Ending Account Value (4/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (11/1/11 to 4/30/12)
J.P. Morgan USD Emerging Markets
Actual	$1,000.00	$1,060.70	0.60%	$3.07
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02
S&P/Citigroup 1-3 Year International Treasury
Actual	1,000.00	962.80	0.35	1.71
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76
S&P/Citigroup International Treasury
Actual	1,000.00	983.60	0.35	1.73
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

April 30, 2012

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[a] — 17.38%

BRAZIL — 1.04%
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/19[b]	$40,600	$48,009,500

		48,009,500
CHILE — 0.93%
Corporacion Nacional del Cobre de Chile
3.75%, 11/04/20[b]	23,400	24,482,952
3.88%, 11/03/21[b]	17,806	18,525,932

		43,008,884
CHINA — 0.69%
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	32,242	31,726,263

		31,726,263
INDONESIA — 1.36%
Majapahit Holding BV
7.75%, 01/20/20[b]	27,300	32,418,750
PT Pertamina (Persero) Tbk
5.25%, 05/23/21[b]	29,400	30,355,500

		62,774,250
KAZAKHSTAN — 2.52%
KazMunaiGas National Co.
6.38%, 04/09/21[b]	53,580	59,540,775
9.13%, 07/02/18[b]	37,020	46,043,625
11.75%, 01/23/15[b]	8,500	10,306,250

		115,890,650
MALAYSIA — 2.45%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	11,000	12,298,000
Petronas Capital Ltd.
5.25%, 08/12/19[b]	77,696	88,334,773
7.88%, 05/22/22[b]	9,000	12,279,600

		112,912,373
MEXICO — 2.57%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	5,666	5,991,795

Security	Principal (000s)	Value

Pemex Project Funding Master Trust
6.63%, 06/15/35	$30,104	$35,146,420
Petroleos Mexicanos
8.00%, 05/03/19	60,900	77,343,000

		118,481,215
PHILIPPINES — 1.16%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	43,442	53,379,358

		53,379,358
RUSSIA — 1.35%
RSHB Capital SA
9.00%, 06/11/14[b]	5,947	6,623,471
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[b]	15,515	16,504,082
Russian Railways
5.74%, 04/03/17	12,100	12,916,750
Vnesheconombank Via VEB Finance PLC
6.90%, 07/09/20[b]	23,718	26,089,800

		62,134,103
SOUTH AFRICA — 0.68%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	29,000	31,211,250

		31,211,250
UKRAINE — 0.82%
Naftogaz Ukraine
9.50%, 09/30/14	38,570	37,943,238

		37,943,238
VENEZUELA — 1.81%
Petroleos de Venezuela SA
5.38%, 04/12/27	21,930	13,596,600
5.50%, 04/12/37[b]	7,960	4,835,700
8.50%, 11/02/17[b]	49,593	44,757,682
9.00%, 11/17/21[b]	14,000	11,522,000
12.75%, 02/17/22[b]	8,200	8,396,800

		83,108,782

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $756,518,191)		800,579,866

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

April 30, 2012

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[a] — 80.16%

ARGENTINA — 2.01%
Argentina (Republic of)
2.50%, 12/31/38[c]	$84,042	$28,322,154
8.28%, 12/31/33	18,170	12,355,935
8.28%, 12/31/33[d]	72,264	51,669,109

		92,347,198
BELARUS — 0.39%
Belarus (Republic of)
8.75%, 08/03/15[b]	19,302	18,023,243

		18,023,243

BRAZIL — 6.71%
Brazil (Federative Republic of)
5.88%, 01/15/19	3,000	3,615,000
6.00%, 01/17/17	5,000	5,947,500
7.13%, 01/20/37	93,817	132,047,428
8.00%, 01/15/18	60,088	71,654,940
10.13%, 05/15/27	34,916	58,833,460
11.00%, 08/17/40	28,142	37,147,440

		309,245,768
BULGARIA — 0.60%
Bulgaria (Republic of)
8.25%, 01/15/15[b]	24,360	27,526,800

		27,526,800
CHILE — 0.95%
Chile (Republic of)
3.25%, 09/14/21	4,574	4,756,960
3.88%, 08/05/20	35,710	39,209,580

		43,966,540
COLOMBIA — 5.05%
Colombia (Republic of)
6.13%, 01/18/41	46,656	58,903,200
7.38%, 01/27/17	53,024	65,617,200
7.38%, 03/18/19	47,791	62,008,822
7.38%, 09/18/37	31,983	45,975,563

		232,504,785
CROATIA — 1.80%
Croatia (Republic of)
6.38%, 03/24/21[b]	7,500	7,368,750

Security	Principal (000s)	Value

6.63%, 07/14/20[b]	$49,730	$49,730,000
6.75%, 11/05/19[b]	6,330	6,409,125
6.75%, 11/05/19[e]	19,088	19,302,740

		82,810,615
DOMINICAN REPUBLIC — 0.64%
Dominican Republic
7.50%, 05/06/21[b]	28,140	29,547,000

		29,547,000
EGYPT — 0.38%
Egypt (Arab Republic of)
5.75%, 04/29/20[b]	18,908	17,442,630

		17,442,630
EL SALVADOR — 0.44%
El Salvador (Republic of)
7.65%, 06/15/35[b]	19,645	20,234,350

		20,234,350
HUNGARY — 2.40%
Hungary (Republic of)
4.75%, 02/03/15	22,488	21,644,700
6.25%, 01/29/20	27,825	26,642,437
6.38%, 03/29/21	11,200	10,752,000
7.63%, 03/29/41	54,360	51,506,100

		110,545,237
INDONESIA — 5.01%
Indonesia (Republic of)
4.88%, 05/05/21[b]	5,020	5,396,500
5.25%, 01/17/42[b]	10,588	10,826,230
6.63%, 02/17/37[b]	80,704	97,248,320
6.88%, 03/09/17[b]	3,000	3,510,000
6.88%, 01/17/18[b]	96,587	113,972,660

		230,953,710
IRAQ — 0.91%
Iraq (Republic of)
5.80%, 01/15/28[b]	50,250	41,895,937

		41,895,937
IVORY COAST — 0.72%
Ivory Coast (Republic of)
2.45%, 12/31/32[b,c,f]	48,314	33,034,698

		33,034,698

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

April 30, 2012

Security	Principal (000s)	Value

LEBANON — 2.63%
Lebanon (Republic of)
6.10%, 10/04/22[b]	$19,686	$20,030,505
6.38%, 03/09/20	23,068	24,394,410
8.25%, 04/12/21[b]	37,368	44,094,240
9.00%, 03/20/17	27,578	32,583,407

		121,102,562
LITHUANIA — 2.86%
Lithuania (Republic of)
6.13%, 03/09/21[b]	7,000	7,586,250
6.63%, 02/01/22[b]	26,240	29,454,400
6.75%, 01/15/15[b]	37,600	40,796,000
7.38%, 02/11/20[b]	45,944	53,846,368

		131,683,018
MEXICO — 4.69%
United Mexican States
3.63%, 03/15/22	14,190	14,835,645
5.63%, 01/15/17	66,220	77,311,850
6.05%, 01/11/40	25,552	31,940,000
6.75%, 09/27/34	68,768	91,805,280

		215,892,775
PANAMA — 1.59%
Panama (Republic of)
5.20%, 01/30/20	16,923	19,630,680
6.70%, 01/26/36	40,072	53,696,480

		73,327,160
PERU — 4.28%
Peru (Republic of)
6.55%, 03/14/37	104,862	137,369,220
7.13%, 03/30/19	46,690	59,763,200

		197,132,420

PHILIPPINES — 5.60%
Philippines (Republic of the)
5.00%, 01/13/37	8,814	9,276,735
7.75%, 01/14/31	146,684	204,257,470
8.38%, 06/17/19	33,242	44,336,517

		257,870,722
POLAND — 4.22%
Poland (Republic of)
5.00%, 10/19/15	39,306	42,892,673

Security	Principal (000s)	Value

5.00%, 03/23/22	$55,051	$58,835,756
5.13%, 04/21/21	33,309	35,973,720
6.38%, 07/15/19	48,392	56,800,110

		194,502,259
ROMANIA — 0.96%
Romania (Republic of)
6.75%, 02/07/22[b]	42,350	44,361,625

		44,361,625
RUSSIA — 6.18%
Russian Federation (The)
3.63%, 04/29/15[b]	13,200	13,777,500
5.00%, 04/29/20[b]	40,100	43,408,250
5.63%, 04/04/42[b]	15,000	15,862,500
7.50%, 03/31/30[b,c]	120,529	144,635,316
11.00%, 07/24/18[b]	24,200	34,212,750
12.75%, 06/24/28[b]	18,100	32,783,625

		284,679,941
SERBIA — 0.43%
Serbia (Republic of)
7.25%, 09/28/21[b]	18,925	19,823,938

		19,823,938
SOUTH AFRICA — 3.01%
South Africa (Republic of)
4.67%, 01/17/24	15,831	16,602,761
5.50%, 03/09/20	37,790	43,033,362
5.88%, 05/30/22	38,176	44,284,160
6.50%, 06/02/14	10,234	11,270,193
6.88%, 05/27/19	19,070	23,360,750

		138,551,226
SRI LANKA — 0.83%
Sri Lanka (Democratic Socialist Republic of)
6.25%, 10/04/20[b]	26,780	27,315,600
6.25%, 07/27/21[b]	10,906	11,055,957

		38,371,557
TURKEY — 7.04%
Turkey (Republic of)
6.00%, 01/14/41	10,000	10,187,500
6.75%, 04/03/18	63,876	72,818,640
6.75%, 05/30/40	22,460	25,014,825

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

April 30, 2012

Security	Principal (000s)	Value

6.88%, 03/17/36	$100,825	$114,310,344
7.00%, 06/05/20	4,500	5,259,375
7.25%, 03/15/15	85,588	95,537,605
7.50%, 07/14/17	1,000	1,170,000

		324,298,289
UKRAINE — 1.77%
Ukraine (Government of)
6.58%, 11/21/16[b]	21,775	19,978,563
7.75%, 09/23/20[b]	68,311	61,650,677

		81,629,240
URUGUAY — 2.09%
Uruguay (Republic of)
7.63%, 03/21/36	68,656	96,461,680

		96,461,680
VENEZUELA — 3.52%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16[b]	21,086	19,030,115
7.00%, 03/31/38[b]	5,300	3,802,750
7.75%, 10/13/19[b]	14,780	12,784,700
8.25%, 10/13/24[b]	12,019	9,855,580
9.00%, 05/07/23[b]	7,585	6,598,950
9.25%, 09/15/27	23,659	20,938,215
9.25%, 05/07/28[b]	10,500	8,925,000
9.38%, 01/13/34	7,782	6,653,610
11.75%, 10/21/26[b]	33,600	33,768,000
11.95%, 08/05/31[b]	21,656	21,764,280
12.75%, 08/23/22[b]	16,806	18,150,480

		162,271,680
VIETNAM — 0.45%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[b]	19,310	20,903,075

		20,903,075

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $3,510,755,512)		3,692,941,678

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 0.59%
U.S. Treasury Notes
2.13%, 08/15/21	$8,760	$8,984,475
3.25%, 06/30/16	16,559	18,324,869

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $25,947,656)		27,309,344

SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[g,h]	35,263,825	35,263,825

		35,263,825

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,263,825)		35,263,825

TOTAL INVESTMENTS IN SECURITIES — 98.90%
(Cost: $4,328,485,184)		4,556,094,713
Other Assets, Less Liabilities — 1.10%		50,730,513

NET ASSETS — 100.00%		$4,606,825,226

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[d]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Issuer is in default of interest payments.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

April 30, 2012

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.91%

AUSTRALIA — 4.63%
Australia (Commonwealth of)
4.50%, 10/21/14	AUD	1,438	$1,549,306
5.50%, 12/15/13	AUD	2,324	2,513,465
6.25%, 06/15/14	AUD	2,571	2,852,762
6.50%, 05/15/13	AUD	1,581	1,700,379

			8,615,912

AUSTRIA — 4.09%
Austria (Republic of)
3.40%, 10/20/14	EUR	1,300	1,835,001
3.80%, 10/20/13[a]	EUR	2,090	2,903,921
4.30%, 07/15/14	EUR	2,003	2,863,103

			7,602,025

BELGIUM — 4.63%
Belgium (Kingdom of)
3.50%, 03/28/15	EUR	1,081	1,512,368
4.00%, 03/28/13	EUR	852	1,161,997
4.00%, 03/28/14	EUR	2,701	3,768,096
4.25%, 09/28/14	EUR	1,150	1,628,110
8.00%, 03/28/15	EUR	350	547,872

			8,618,443

CANADA — 4.69%
Canada (Government of)
1.00%, 02/01/15	CAD	110	110,002
1.50%, 11/01/13	CAD	751	762,228
2.00%, 12/01/14	CAD	577	592,477
2.25%, 08/01/14	CAD	703	725,265
2.50%, 09/01/13	CAD	1,737	1,785,737
3.00%, 06/01/14	CAD	1,051	1,099,712
3.50%, 06/01/13	CAD	2,750	2,849,512
5.00%, 06/01/14	CAD	737	801,729

			8,726,662

DENMARK — 3.87%
Denmark (Kingdom of)
2.00%, 11/15/14	DKK	16,761	3,110,740
5.00%, 11/15/13	DKK	21,446	4,098,074

			7,208,814

Security	Principal (000s)		Value

FINLAND — 2.31%
Finland (Republic of)
3.13%, 09/15/14	EUR	1,615	$2,278,994
5.38%, 07/04/13	EUR	1,437	2,019,348

			4,298,342

FRANCE — 7.26%
France (Republic of)
2.00%, 09/25/13	EUR	672	909,411
2.50%, 01/12/14	EUR	2,812	3,849,071
2.50%, 01/15/15	EUR	478	660,753
3.00%, 07/12/14	EUR	2,501	3,478,521
3.50%, 04/25/15	EUR	1,200	1,708,777
4.00%, 04/25/14	EUR	892	1,260,025
4.50%, 07/12/13	EUR	1,186	1,647,416

			13,513,974

GERMANY — 8.52%
Germany (Federal Republic of)
0.25%, 12/13/13	EUR	300	398,185
0.75%, 09/13/13	EUR	1,543	2,061,720
1.75%, 06/14/13	EUR	272	366,802
2.50%, 02/27/15	EUR	2,290	3,228,757
3.75%, 07/04/13	EUR	352	485,993
3.75%, 01/04/15	EUR	1,059	1,535,285
4.00%, 10/11/13	EUR	2,018	2,821,991
4.25%, 01/04/14	EUR	322	455,884
4.25%, 07/04/14	EUR	3,113	4,488,639

			15,843,256

IRELAND — 3.90%
Ireland (Republic of)
4.00%, 01/15/14	EUR	3,279	4,265,464
4.50%, 02/18/15	EUR	1,512	1,999,232
5.00%, 04/18/13	EUR	743	988,275

			7,252,971

ITALY — 8.28%
Italy (Republic of)
2.00%, 06/01/13	EUR	134	176,541
2.25%, 11/01/13	EUR	2,069	2,719,433
3.00%, 04/01/14	EUR	817	1,079,768

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

April 30, 2012

Security	Principal (000s)		Value

3.00%, 04/15/15	EUR	1,000	$1,298,603
3.50%, 06/01/14	EUR	1,127	1,497,861
3.75%, 12/15/13	EUR	763	1,022,734
4.25%, 07/01/14	EUR	399	537,750
4.25%, 08/01/14	EUR	1,680	2,262,565
4.25%, 02/01/15	EUR	1,567	2,112,931
4.75%, 02/01/13	EUR	1,047	1,410,977
6.00%, 11/15/14	EUR	922	1,293,300

			15,412,463

JAPAN — 22.99%
Japan (Government of)
0.10%, 10/15/13	JPY	760,000	9,517,776
0.20%, 06/15/13	JPY	72,550	909,590
0.20%, 08/15/13	JPY	760,000	9,529,959
0.50%, 12/20/14	JPY	263,300	3,330,813
0.60%, 09/20/14	JPY	399,000	5,054,550
1.60%, 06/20/14	JPY	324,000	4,185,766
1.60%, 09/20/14	JPY	216,200	2,802,896
5.00%, 09/22/14	JPY	532,000	7,433,941

			42,765,291

NETHERLANDS — 4.52%
Netherlands (Kingdom of the)
1.00%, 01/15/14	EUR	690	924,774
2.75%, 01/15/15	EUR	1,249	1,749,490
3.75%, 07/15/14	EUR	1,165	1,654,558
4.25%, 07/15/13	EUR	2,938	4,079,169

			8,407,991

NORWAY — 1.44%
Norway (Kingdom of)
6.50%, 05/15/13	NOK	14,636	2,680,999

			2,680,999

PORTUGAL — 3.15%
Portugal (Republic of)
3.60%, 10/15/14	EUR	1,625	1,815,687
4.38%, 06/16/14	EUR	1,273	1,478,234
5.45%, 09/23/13	EUR	2,000	2,557,164

			5,851,085

Security	Principal (000s) or Shares		Value

SPAIN — 4.66%
Spain (Kingdom of)
2.50%, 10/31/13	EUR	1,748	$2,298,029
3.30%, 10/31/14	EUR	888	1,171,524
3.40%, 04/30/14	EUR	500	664,773
4.20%, 07/30/13	EUR	2,090	2,811,308
4.25%, 01/31/14	EUR	190	256,391
4.40%, 01/31/15	EUR	166	224,749
4.75%, 07/30/14	EUR	912	1,243,085

			8,669,859

SWEDEN — 1.25%
Sweden (Kingdom of)
6.75%, 05/05/14	SEK	14,040	2,318,348

			2,318,348

SWITZERLAND — 2.78%
Switzerland (Confederation of)
2.75%, 06/10/12	CHF	334	368,992
4.00%, 02/11/13	CHF	855	971,138
4.25%, 01/06/14	CHF	3,243	3,830,216

			5,170,346

UNITED KINGDOM — 3.94%
United Kingdom
2.25%, 03/07/14	GBP	2,896	4,858,096
2.75%, 01/22/15	GBP	614	1,055,761
5.00%, 09/07/14	GBP	785	1,409,844

			7,323,701

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $181,541,610)			180,280,482

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b],c		283,308	283,308

			283,308

TOTAL SHORT-TERM INVESTMENTS
(Cost: $283,308)			283,308

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

April 30, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 97.06%
(Cost: $181,824,918)	$180,563,790
Other Assets, Less Liabilities — 2.94%	5,458,907

NET ASSETS — 100.00%	$186,022,697

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Sweden Krona

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

April 30, 2012

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.42%

AUSTRALIA — 4.59%
Australia (Commonwealth of)
4.25%, 07/21/17	AUD	302	$329,821
4.75%, 06/15/16	AUD	800	886,150
4.75%, 04/21/27	AUD	275	310,122
5.25%, 03/15/19	AUD	1,980	2,297,398
5.50%, 12/15/13	AUD	1,453	1,571,457
5.50%, 01/21/18	AUD	820	951,678
5.50%, 04/21/23	AUD	480	576,763
5.75%, 05/15/21	AUD	750	910,562
5.75%, 07/15/22	AUD	1,170	1,430,549
6.00%, 02/15/17	AUD	1,177	1,380,710
6.25%, 06/15/14	AUD	700	776,715
6.25%, 04/15/15	AUD	1,929	2,190,126
6.50%, 05/15/13	AUD	642	690,476

			14,302,527

AUSTRIA — 4.58%
Austria (Republic of)
3.40%, 10/20/14	EUR	4,650	6,563,658
3.40%, 11/22/22	EUR	225	315,440
3.50%, 09/15/21[a]	EUR	750	1,068,710
3.65%, 04/20/22	EUR	650	934,079
3.80%, 10/20/13[a]	EUR	763	1,060,140
3.90%, 07/15/20[a]	EUR	792	1,161,337
4.15%, 03/15/37[a]	EUR	1,662	2,492,635
4.30%, 09/15/17[a]	EUR	145	217,105
4.35%, 03/15/19[a]	EUR	217	326,980
6.25%, 07/15/27	EUR	82	148,278

			14,288,362

BELGIUM — 4.59%
Belgium (Kingdom of)
3.25%, 09/28/16	EUR	4,855	6,758,306
4.00%, 03/28/14	EUR	300	418,522
4.00%, 03/28/22	EUR	175	245,326
4.25%, 09/28/13	EUR	1,020	1,414,417
4.25%, 09/28/22	EUR	75	106,382
4.25%, 03/28/41	EUR	168	235,564
5.00%, 03/28/35	EUR	200	309,324

Security	Principal (000s)		Value

5.50%, 03/28/28	EUR	2,995	$4,814,356

			14,302,197

CANADA — 4.60%
Canada (Government of)
1.50%, 11/01/13	CAD	1,928	1,956,824
2.00%, 08/01/13	CAD	856	873,927
2.00%, 12/01/14	CAD	320	328,583
2.25%, 08/01/14	CAD	642	662,333
2.50%, 06/01/15	CAD	359	374,560
2.75%, 06/01/22	CAD	75	80,074
3.00%, 12/01/15	CAD	534	568,139
3.50%, 06/01/13	CAD	1,429	1,480,710
3.50%, 12/01/45	CAD	250	302,827
3.75%, 06/01/19	CAD	3,815	4,352,332
4.00%, 06/01/17	CAD	559	630,604
4.00%, 06/01/41	CAD	430	557,461
5.00%, 06/01/37	CAD	1,125	1,626,436
5.75%, 06/01/29	CAD	225	330,156
9.00%, 06/01/25	CAD	126	223,544

			14,348,510

DENMARK — 3.90%
Denmark (Kingdom of)
2.00%, 11/15/14	DKK	5,689	1,055,844
4.00%, 11/15/15	DKK	3,000	600,481
4.00%, 11/15/17	DKK	7,050	1,463,873
4.00%, 11/15/19	DKK	3,100	659,656
4.50%, 11/15/39	DKK	9,584	2,460,613
5.00%, 11/15/13	DKK	7,740	1,479,022
7.00%, 11/10/24	DKK	16,075	4,432,805

			12,152,294

FINLAND — 2.97%
Finland (Republic of)
2.75%, 07/04/28	EUR	950	1,260,842
3.13%, 09/15/14	EUR	675	952,521
4.00%, 07/04/25	EUR	348	533,991
4.25%, 09/15/12	EUR	696	935,285
4.25%, 07/04/15	EUR	525	774,231
4.38%, 07/04/19	EUR	2,510	3,914,575
5.38%, 07/04/13	EUR	625	878,283

			9,249,728

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

April 30, 2012

Security	Principal (000s)		Value

FRANCE — 6.16%
France (Republic of)
2.50%, 01/15/15	EUR	2,457	$3,396,381
3.50%, 04/25/20	EUR	2,910	4,097,604
3.50%, 04/25/26	EUR	9	12,096
4.00%, 10/25/13	EUR	1,327	1,848,576
4.00%, 10/25/38	EUR	1,417	1,972,994
4.00%, 04/25/55	EUR	205	286,357
4.00%, 04/25/60	EUR	266	372,498
4.25%, 10/25/18	EUR	851	1,264,745
5.00%, 10/25/16	EUR	2,808	4,268,209
5.75%, 10/25/32	EUR	10	17,363
8.50%, 04/25/23	EUR	830	1,655,718

			19,192,541

GERMANY — 6.18%
Germany (Federal Republic of)
2.25%, 09/04/21	EUR	498	699,796
3.25%, 07/04/42	EUR	400	629,247
3.50%, 07/04/19	EUR	477	734,607
3.75%, 01/04/15	EUR	2,404	3,485,199
3.75%, 01/04/19	EUR	609	948,090
4.00%, 10/11/13	EUR	500	699,205
4.00%, 01/04/37	EUR	2	3,425
4.25%, 07/04/17	EUR	5,425	8,478,591
4.75%, 07/04/28	EUR	1,827	3,198,237
4.75%, 07/04/40	EUR	200	391,408

			19,267,805

IRELAND — 3.77%
Ireland (Republic of)
4.00%, 01/15/14	EUR	1,200	1,561,011
4.40%, 06/18/19	EUR	200	235,835
4.50%, 10/18/18	EUR	1,225	1,475,819
4.50%, 04/18/20	EUR	3,414	3,921,172
4.60%, 04/18/16	EUR	1,495	1,938,862
5.00%, 10/18/20	EUR	475	559,773
5.40%, 03/13/25	EUR	1,576	1,862,651
5.90%, 10/18/19	EUR	150	189,445

			11,744,568

Security	Principal (000s)		Value

ITALY — 6.71%
Italy (Republic of)
3.00%, 04/01/14	EUR	346	$457,282
3.00%, 06/15/15	EUR	2,515	3,258,847
3.00%, 11/01/15	EUR	644	829,582
3.75%, 08/01/16	EUR	255	332,563
3.75%, 03/01/21	EUR	425	504,770
3.75%, 08/01/21	EUR	1,000	1,176,730
4.00%, 02/01/17	EUR	419	547,076
4.00%, 02/01/37	EUR	665	683,651
4.25%, 08/01/13	EUR	595	802,632
4.25%, 08/01/14	EUR	300	404,029
4.25%, 02/01/15	EUR	450	606,777
4.50%, 08/01/18	EUR	70	91,046
4.50%, 02/01/20	EUR	2,182	2,775,444
4.50%, 03/01/26	EUR	413	485,984
4.75%, 09/15/16	EUR	250	336,569
4.75%, 09/01/21	EUR	400	506,647
5.00%, 03/01/22	EUR	600	767,218
5.00%, 08/01/39	EUR	250	289,519
5.00%, 09/01/40	EUR	350	404,109
5.25%, 08/01/17	EUR	710	965,365
6.00%, 11/15/14	EUR	534	749,048
6.00%, 05/01/31	EUR	1,080	1,419,503
6.50%, 11/01/27	EUR	283	391,858
7.25%, 11/01/26	EUR	870	1,300,756
9.00%, 11/01/23	EUR	500	831,679

			20,918,684

JAPAN — 22.89%
Japan (Government of)
0.10%, 09/15/13	JPY	140,000	1,753,274
0.10%, 10/15/13	JPY	510,000	6,386,928
0.90%, 06/20/14	JPY	352,500	4,488,575
1.10%, 12/20/21	JPY	135,300	1,732,220
1.10%, 03/20/33	JPY	72,500	807,302
1.50%, 09/20/15	JPY	1,020,000	13,353,447
1.50%, 12/20/17	JPY	777,500	10,372,217
1.80%, 09/20/31	JPY	125,000	1,595,325
1.80%, 11/22/32	JPY	65,000	825,214
2.00%, 09/20/41	JPY	88,500	1,135,720

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

April 30, 2012

Security	Principal (000s)		Value

2.10%, 12/20/21	JPY	82,850	$1,156,600
2.10%, 03/20/25	JPY	60,000	831,479
2.10%, 12/20/26	JPY	255,000	3,496,865
2.20%, 09/21/20	JPY	907,000	12,758,092
2.20%, 09/20/28	JPY	135,000	1,856,100
2.20%, 03/20/30	JPY	270,000	3,683,964
2.20%, 03/20/31	JPY	89,450	1,216,831
2.20%, 03/20/51	JPY	2,000	25,861
2.40%, 03/20/48	JPY	97,950	1,347,538
2.50%, 09/20/36	JPY	150,000	2,130,284
2.50%, 09/20/37	JPY	30,000	426,365

			71,380,201

NETHERLANDS — 4.53%
Netherlands (Kingdom of the)
2.50%, 01/15/33	EUR	300	379,189
2.75%, 01/15/15	EUR	3,455	4,839,462
3.75%, 01/15/23	EUR	5,065	7,604,767
3.75%, 01/15/42	EUR	353	567,944
4.00%, 07/15/19	EUR	175	265,834
4.00%, 01/15/37	EUR	25	40,559
4.25%, 07/15/13	EUR	300	416,525

			14,114,280

NORWAY — 1.23%
Norway (Kingdom of)
3.75%, 05/25/21	NOK	600	118,950
4.25%, 05/19/17	NOK	3,925	770,782
4.50%, 05/22/19	NOK	5,910	1,208,969
5.00%, 05/15/15	NOK	4,964	954,229
6.50%, 05/15/13	NOK	4,220	773,013

			3,825,943

PORTUGAL — 4.62%
Portugal (Republic of)
3.35%, 10/15/15	EUR	1,900	1,973,149
3.60%, 10/15/14	EUR	1,090	1,217,907
3.85%, 04/15/21	EUR	1,002	837,355
4.10%, 04/15/37	EUR	1,109	735,653
4.20%, 10/15/16	EUR	890	900,980
4.35%, 10/16/17	EUR	1,260	1,197,219
4.38%, 06/16/14	EUR	1,025	1,190,251
4.45%, 06/15/18	EUR	985	888,912

Security	Principal (000s)		Value

4.75%, 06/14/19	EUR	1,387	$1,213,181
4.80%, 06/15/20	EUR	1,202	1,027,600
4.95%, 10/25/23[b]	EUR	1,246	1,045,839
5.45%, 09/23/13	EUR	1,285	1,642,978
6.40%, 02/15/16	EUR	495	544,502

			14,415,526

SPAIN — 3.96%
Spain (Kingdom of)
2.50%, 10/31/13	EUR	390	512,718
3.00%, 04/30/15	EUR	3,240	4,199,323
3.80%, 01/31/17	EUR	125	159,402
4.00%, 04/30/20	EUR	50	60,420
4.10%, 07/30/18	EUR	553	695,595
4.30%, 10/31/19	EUR	625	777,296
4.60%, 07/30/19	EUR	400	509,456
4.70%, 07/30/41	EUR	506	538,113
4.80%, 01/31/24	EUR	2,596	3,103,941
5.50%, 07/30/17	EUR	600	817,628
5.75%, 07/30/32	EUR	780	978,453

			12,352,345

SWEDEN — 3.35%
Sweden (Kingdom of)
3.00%, 07/12/16	SEK	7,300	1,162,684
3.50%, 06/01/22	SEK	5,000	863,290
3.50%, 03/30/39	SEK	7,225	1,382,608
3.75%, 08/12/17	SEK	3,025	504,104
4.25%, 03/12/19	SEK	8,150	1,426,436
4.50%, 08/12/15	SEK	1,375	225,719
5.00%, 12/01/20	SEK	7,000	1,317,999
6.75%, 05/05/14	SEK	21,550	3,558,434

			10,441,274

SWITZERLAND — 2.55%
Switzerland (Confederation of)
2.50%, 03/12/16	CHF	467	561,336
3.00%, 05/12/19	CHF	2,875	3,730,072
4.00%, 02/11/23	CHF	175	256,528
4.00%, 04/08/28	CHF	850	1,341,514
4.25%, 01/06/14	CHF	800	944,858
4.25%, 06/05/17	CHF	850	1,127,246

			7,961,554

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

April 30, 2012

Security	Principal (000s) or Shares		Value

UNITED KINGDOM — 5.24%
United Kingdom
1.75%, 01/22/17	GBP	500	$836,916
2.25%, 03/07/14	GBP	1,141	1,914,049
2.75%, 01/22/15	GBP	757	1,301,646
3.75%, 09/07/20	GBP	100	186,394
3.75%, 09/07/21	GBP	200	372,359
3.75%, 07/22/52	GBP	325	566,309
4.00%, 09/07/16	GBP	642	1,178,133
4.00%, 03/07/22	GBP	2,270	4,301,359
4.00%, 01/22/60	GBP	100	186,282
4.25%, 06/07/32	GBP	150	285,154
4.25%, 12/07/55	GBP	125	242,216
4.75%, 12/07/38	GBP	2,337	4,775,439
5.00%, 03/07/25	GBP	100	207,655

			16,353,911

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $293,681,061)			300,612,250

SHORT-TERM INVESTMENTS — 1.21%

MONEY MARKET FUNDS — 1.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c],d		3,775,215	3,775,215

			3,775,215

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,775,215)			3,775,215

TOTAL INVESTMENTS IN SECURITIES — 97.63%
(Cost: $297,456,276)			304,387,465
Other Assets, Less Liabilities — 2.37%			7,387,442

NET ASSETS — 100.00%			$311,774,907

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

NOK	— Norwegian Krone
SEK	— Sweden Krona

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2012

	iShares J.P. Morgan USD Emerging Markets Bond Fund	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	iShares S&P/Citigroup International Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$4,293,221,359	$181,541,610	$293,681,061
Affiliated (Note 2)	35,263,825	283,308	3,775,215

Total cost of investments	$4,328,485,184	$181,824,918	$297,456,276

Investments in securities, at fair value (Note 1):
Unaffiliated	$4,520,830,888	$180,280,482	$300,612,250
Affiliated (Note 2)	35,263,825	283,308	3,775,215

Total fair value of investments	4,556,094,713	180,563,790	304,387,465
Foreign currencies, at value[a]	—	2,893,794	9,025,095
Cash	489,268	—	—
Receivables:
Investment securities sold	21,175,101	4,669,944	2,965,153
Due from custodian (Note 4)	12,833,102	—	—
Interest	64,510,308	2,574,758	4,192,686
Capital shares sold	155,131	—	—

Total Assets	4,655,257,623	190,702,286	320,570,399

LIABILITIES
Payables:
Investment securities purchased	46,268,629	4,628,285	8,710,031
Investment advisory fees (Note 2)	2,163,768	51,304	85,461

Total Liabilities	48,432,397	4,679,589	8,795,492

NET ASSETS	$4,606,825,226	$186,022,697	$311,774,907

Net assets consist of:
Paid-in capital	$4,365,966,448	$196,413,046	$317,799,970
Undistributed net investment income	15,519,101	813,477	1,756,251
Accumulated net realized loss	(2,269,852)	(9,986,810)	(14,747,297)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	227,609,529	(1,217,016)	6,965,983

NET ASSETS	$4,606,825,226	$186,022,697	$311,774,907

Shares outstanding[b]	40,600,000	1,900,000	3,100,000

Net asset value per share	$113.47	$97.91	$100.57

[a]	Cost of foreign currencies: $ —, $2,841,288 and $9,001,008, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2012

	iShares J.P. Morgan USD Emerging Markets Bond Fund	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	iShares S&P/Citigroup International Treasury Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$103,151,450	$3,029,158	$5,608,447
Interest — affiliated (Note 2)	8,077	73	151

Total investment income	103,159,527	3,029,231	5,608,598

EXPENSES
Investment advisory fees (Note 2)	11,297,739	287,627	503,178

Total expenses	11,297,739	287,627	503,178

Net investment income	91,861,788	2,741,604	5,105,420

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,214,204	(8,948,718)	(12,792,056)
In-kind redemptions — unaffiliated	11,819,076	—	—
Foreign currency transactions	—	(187,307)	(244,560)

Net realized gain (loss)	14,033,280	(9,136,025)	(13,036,616)

Net change in unrealized appreciation/depreciation on:
Investments	126,844,424	561,927	4,216,740
Translation of assets and liabilities in foreign currencies	—	119,644	81,512

Net change in unrealized appreciation/depreciation	126,844,424	681,571	4,298,252

Net realized and unrealized gain (loss)	140,877,704	(8,454,454)	(8,738,364)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$232,739,492	$(5,712,850)	$(3,632,944)

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares J.P. Morgan USD Emerging Markets Bond Fund
	Six months ended April 30, 2012 (Unaudited)	Period from March 1, 2011 to October 31, 2011[a]	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$91,861,788	$94,335,024	$97,509,115
Net realized gain	14,033,280	17,761,672	30,740,212
Net change in unrealized appreciation/depreciation	126,844,424	78,915,409	(8,516,195)

Net increase in net assets resulting from operations	232,739,492	191,012,105	119,733,132

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(87,611,790)	(92,142,016)	(94,018,051)

Total distributions to shareholders	(87,611,790)	(92,142,016)	(94,018,051)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,439,007,592	1,115,161,326	1,435,780,887
Cost of shares redeemed	(121,563,329)	(310,636,739)	(387,975,978)

Net increase in net assets from capital share transactions	1,317,444,263	804,524,587	1,047,804,909

INCREASE IN NET ASSETS	1,462,571,965	903,394,676	1,073,519,990

NET ASSETS
Beginning of period	3,144,253,261	2,240,858,585	1,167,338,595

End of period	$4,606,825,226	$3,144,253,261	$2,240,858,585

Undistributed net investment income included in net assets at end of period	$15,519,101	$11,269,103	$9,061,972

SHARES ISSUED AND REDEEMED
Shares sold	13,000,000	10,300,000	13,500,000
Shares redeemed	(1,100,000)	(2,900,000)	(3,700,000)

Net increase in shares outstanding	11,900,000	7,400,000	9,800,000

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
	Six months ended April 30, 2012 (Unaudited)	Period from March 1, 2011 to October 31, 2011[a]	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,741,604	$2,904,296	$1,408,278
Net realized gain (loss)	(9,136,025)	(1,240,340)	373,189
Net change in unrealized appreciation/depreciation	681,571	(2,401,555)	3,405,622

Net increase (decrease) in net assets resulting from operations	(5,712,850)	(737,599)	5,187,089

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,038,278)	(3,987,094)	(1,170,902)

Total distributions to shareholders	(4,038,278)	(3,987,094)	(1,170,902)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	28,980,274	108,206,544	10,127,149
Cost of shares redeemed	—	(63,913,642)	(9,526,289)

Net increase in net assets from capital share transactions	28,980,274	44,292,902	600,860

INCREASE IN NET ASSETS	19,229,146	39,568,209	4,617,047

NET ASSETS
Beginning of period	166,793,551	127,225,342	122,608,295

End of period	$186,022,697	$166,793,551	$127,225,342

Undistributed net investment income included in net assets at end of period	$813,477	$2,110,151	$2,267,224

SHARES ISSUED AND REDEEMED
Shares sold	300,000	1,000,000	100,000
Shares redeemed	—	(600,000)	(100,000)

Net increase in shares outstanding	300,000	400,000	—

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/Citigroup International Treasury Bond Fund
	Six months ended April 30, 2012 (Unaudited)	Period from March 1, 2011 to October 31, 2011[a]	Year ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,105,420	$4,704,236	$3,411,703
Net realized gain (loss)	(13,036,616)	(897,685)	1,072,799
Net change in unrealized appreciation/depreciation	4,298,252	3,065,847	2,205,491

Net increase (decrease) in net assets resulting from operations	(3,632,944)	6,872,398	6,689,993

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,133,068)	(4,950,418)	(3,341,373)

Total distributions to shareholders	(6,133,068)	(4,950,418)	(3,341,373)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,410,711	104,577,115	60,629,475
Cost of shares redeemed	—	(10,448,212)	—

Net increase in net assets from capital share transactions	39,410,711	94,128,903	60,629,475

INCREASE IN NET ASSETS	29,644,699	96,050,883	63,978,095

NET ASSETS
Beginning of period	282,130,208	186,079,325	122,101,230

End of period	$311,774,907	$282,130,208	$186,079,325

Undistributed net investment income included in net assets at end of period	$1,756,251	$2,783,899	$1,946,726

SHARES ISSUED AND REDEEMED
Shares sold	400,000	1,000,000	600,000
Shares redeemed	—	(100,000)	—

Net increase in shares outstanding	400,000	900,000	600,000

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.

See notes to financial statements.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond Fund
	Six months ended Apr. 30, 2012 (Unaudited)	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Dec. 17, 2007[b] to Feb. 29, 2008
Net asset value, beginning of period	$109.56	$105.20	$101.51	$82.17	$100.80	$100.32

Income from investment operations:
Net investment income[c]	2.68	3.56	5.55	5.89	5.83	1.09
Net realized and unrealized gain (loss)[d]	3.86	4.35	3.63	19.17	(19.17)	0.03

Total from investment operations	6.54	7.91	9.18	25.06	(13.34)	1.12

Less distributions from:
Net investment income	(2.63)	(3.55)	(5.49)	(5.72)	(5.29)	(0.64)

Total distributions	(2.63)	(3.55)	(5.49)	(5.72)	(5.29)	(0.64)

Net asset value, end of period	$113.47	$109.56	$105.20	$101.51	$82.17	$100.80

Total return	6.07%[e]	7.63%[e]	9.21%	31.34%	(13.68)%	1.10%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,606,825	$3,144,253	$2,240,859	$1,167,339	$139,685	$40,319
Ratio of expenses to average net assets[f]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[f]	4.88%	4.92%	5.21%	5.97%	6.61%	5.36%
Portfolio turnover rate[g]	15%	14%	24%	43%	31%	10%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund

	Six months ended Apr. 30, 2012 (Unaudited)	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[b] to Feb. 28, 2009
Net asset value, beginning of period	$104.25	$106.02	$102.17	$92.38	$95.47

Income from investment operations:
Net investment income[c]	1.62	1.75	1.24	0.99	0.11
Net realized and unrealized gain (loss)[d]	(5.48)	(1.23)	3.65	10.09	(3.20)

Total from investment operations	(3.86)	0.52	4.89	11.08	(3.09)

Less distributions from:
Net investment income	(2.48)	(2.29)	(1.04)	(1.29)	—

Total distributions	(2.48)	(2.29)	(1.04)	(1.29)	—

Net asset value, end of period	$97.91	$104.25	$106.02	$102.17	$92.38

Total return	(3.72)%[e]	0.48%[e]	4.82%	11.84%	(3.12)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$186,023	$166,794	$127,225	$122,608	$9,238
Ratio of expenses to average net assets[f]	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	3.34%	2.44%	1.22%	0.94%	1.09%
Portfolio turnover rate[g]	57%	57%	136%	115%	23%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/Citigroup International Treasury Bond Fund
	Six months ended Apr. 30, 2012 (Unaudited)	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[b] to Feb. 28, 2009
Net asset value, beginning of period	$104.49	$103.38	$101.75	$91.34	$94.29

Income from investment operations:
Net investment income[c]	1.75	2.08	2.37	2.18	0.21
Net realized and unrealized gain (loss)[d]	(3.50)	1.22	1.59	10.42	(3.16)

Total from investment operations	(1.75)	3.30	3.96	12.60	(2.95)

Less distributions from:
Net investment income	(2.17)	(2.19)	(2.33)	(2.19)	—

Total distributions	(2.17)	(2.19)	(2.33)	(2.19)	—

Net asset value, end of period	$100.57	$104.49	$103.38	$101.75	$91.34

Total return	(1.64)%[e]	3.19%[e]	3.98%	13.85%	(3.17)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$311,775	$282,130	$186,079	$122,101	$9,134
Ratio of expenses to average net assets[f]	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	3.55%	2.94%	2.35%	2.10%	2.13%
Portfolio turnover rate[g]	35%	27%	72%	108%	17%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
J.P. Morgan USD Emerging Markets	Non-diversified
S&P/Citigroup 1-3 Year International Treasury	Non-diversified
S&P/Citigroup International Treasury	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

J.P. Morgan USD Emerging Markets
Assets:
Foreign Agency Obligations	$—	$800,579,866	$—	$800,579,866
Foreign Government Obligations	—	3,692,941,678	—	3,692,941,678
U.S. Government Obligations	—	27,309,344	—	27,309,344
Short-Term Investments	35,263,825	—	—	35,263,825

	$35,263,825	$4,520,830,888	$—	$4,556,094,713

S&P/Citigroup 1-3 Year International Treasury
Assets:
Foreign Government Obligations	$—	$180,280,482	$—	$180,280,482
Short-Term Investments	283,308	—	—	283,308

	$283,308	$180,280,482	$—	$180,563,790

S&P/Citigroup International Treasury
Assets:
Foreign Government Obligations	$—	$300,612,250	$—	$300,612,250
Short-Term Investments	3,775,215	—	—	3,775,215

	$3,775,215	$300,612,250	$—	$304,387,465

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of April 30, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
J.P. Morgan USD Emerging Markets	0.60%
S&P/Citigroup 1-3 Year International Treasury	0.35
S&P/Citigroup International Treasury	0.35

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

As of April 30, 2012, The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2012 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
J.P. Morgan USD Emerging Markets	$3,328,711	$3,042,879	$567,226,642	$534,917,119
S&P/Citigroup 1-3 Year International Treasury	—	—	92,628,711	94,904,800
S&P/Citigroup International Treasury	—	—	104,349,107	99,215,025

In-kind transactions (see Note 4) for the six months ended April 30, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets	$1,408,561,827	$118,220,211
S&P/Citigroup 1-3 Year International Treasury	28,112,509	—
S&P/Citigroup International Treasury	28,544,311	—

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Total
J.P. Morgan USD Emerging Markets	$1,935,756	$91,088	$2,345,229	$591,228	$4,963,301
S&P/Citigroup 1-3 Year International Treasury	539,544	—	1,262	117,648	658,454
S&P/Citigroup International Treasury	238,671	—	66,505	55,392	360,568

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan USD Emerging Markets	$4,340,152,219	$255,531,276	$(39,588,782)	$215,942,494
S&P/Citigroup 1-3 Year International Treasury	182,027,100	1,484,497	(2,947,807)	(1,463,310)
S&P/Citigroup International Treasury	298,809,609	9,665,694	(4,087,838)	5,577,856

Management has reviewed the tax positions as of April 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
J.P. Morgan USD Emerging Markets	$2.61709	$—	$0.01366	$2.63075	99%	—%	1%	100%
S&P/Citigroup 1-3 Year International Treasury	2.48416	—	—	2.48416	100	—	—	100
S&P/Citigroup International Treasury	2.16590	—	—	2.16590	100	—	—	100

SUPPLEMENTAL INFORMATION	35

Notes:

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by J.P. Morgan Securities Inc., Standard & Poor’s or Citigroup Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Go paperless. . .
It’s Fast, Convenient, and Timely!
To sign up today, go to www.icsdelivery.com

iS-SAR-103-0412

April 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares Floating Rate Note Fund  |  FLOT  |  NYSE Arca

iShares Aaa - A Rated Corporate Bond Fund  |  QLTA  |  NYSE Arca

iShares Baa - Ba Rated Corporate Bond Fund  |  QLTB  |  BATS

iShares B - Ca Rated Corporate Bond Fund  |  QLTC  |  BATS

iShares Financials Sector Bond Fund  |  MONY  |  NYSE Arca

iShares Industrials Sector Bond Fund  |  ENGN  |  NYSE Arca

iShares Utilities Sector Bond Fund  |  AMPS  |  NYSE Arca

Fund Performance Overview

iSHARES® FLOATING RATE NOTE FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
0.20%	0.44%	0.45%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 6/14/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/17/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Floating Rate Note Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays US Floating Rate Note < 5 Years Index (the “Index”). The Index measures the performance of U.S. dollar-denominated, investment grade floating rate notes. Securities in the Index have a remaining maturity of greater than or equal to one month and less than five years, and have $300 million or more of outstanding face value. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended April 30, 2012, the total return for the Fund was 1.53%, net of fees, while the total return for the Index was 1.53%.

BOND CREDIT QUALITY

As of 4/30/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	16.16%
Aa1	4.55
Aa2	10.60
Aa3	16.65
A1	16.52
A2	13.92
A3	11.06
Baa1	6.98
Baa2	1.79
Not Rated	1.77

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

National Australia Bank Ltd., 1.19%, 04/11/14	1.97%
HSBC Finance Corp., 0.72%, 01/15/14	1.71
Commonwealth Bank of Australia, 0.75%, 09/17/14	1.68
Wells Fargo & Co., 0.67%, 10/28/15	1.48
Goldman Sachs Group Inc. (The), 1.53%, 02/07/14	1.46
J.P. Morgan Chase & Co., 1.22%, 05/02/14	1.34
Landwirtschaftliche Rentenbank, 0.53%, 02/12/13	1.34
General Electric Capital Corp., 1.04%, 01/07/13	1.26
KfW, 0.65%, 01/17/14	1.26
KfW, 0.54%, 03/13/15	1.25

TOTAL	14.75%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® Aaa - A RATED CORPORATE BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
0.29%	0.83%	0.67%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Aaa - A Rated Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Corporate Aaa - A Capped Index (the “Index”). The Index is a subset of the Barclays U.S. Corporate Index and measures the performance of the Aaa - A rated range of the fixed-rate, U.S. dollar-denominated taxable, corporate bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through April 30, 2012, the total return for the Fund was 0.29%, net of fees, while the total return for the Index was 0.67%.

PORTFOLIO ALLOCATION

As of 4/30/12

Maturity	Percentage of Total Investments*

1-5 Years	37.20%
5-10 Years	43.01
10-15 Years	0.53
More than 20 Years	19.26

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS*

As of 4/30/12

Security	Percentage of Net Assets

Wells Fargo & Co., 3.75%, 10/01/14	2.65%
Citigroup Inc., 6.38%, 08/12/14	2.16
J.P. Morgan Chase & Co., 4.35%, 08/15/21	2.09
Wal-Mart Stores Inc., 6.50%, 08/15/37	1.98
Rio Tinto Finance (USA) Ltd., 6.50%, 07/15/18	1.86
Philip Morris International Inc., 5.65%, 05/16/18	1.80
Merck & Co. Inc., 5.00%, 06/30/19	1.80
MetLife Inc., 6.75%, 06/01/16	1.78
Abbott Laboratories, 5.88%, 05/15/16	1.77
Cisco Systems Inc., 4.45%, 01/15/20	1.72

TOTAL	19.61%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
0.56%	0.98%	0.52%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/24/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Baa - Ba Rated Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Corporate Baa - Ba Capped Index (the “Index”). The Index is a subset of the Barclays U.S. Corporate Index and Barclays U.S. Corporate High Yield Index and measures the performance of the Baa1 - Ba3 rated range of the fixed-rate, U.S. dollar-denominated taxable, corporate bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 24, 2012 (inception date of the Fund) through April 30, 2012, the total return for the Fund was 0.56%, net of fees, while the total return for the Index was 0.52%.

PORTFOLIO ALLOCATION

As of 4/30/12

Maturity	Percentage of Total Investments*

1-5 Years	22.30%
5-10 Years	54.84
15-20 Years	4.12
More than 20 Years	18.74

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS*

As of 4/30/12

Security	Percentage of Net Assets

Ford Motor Credit Co. LLC, 5.00%, 05/15/18	2.15%
Time Warner Cable Inc., 8.25%, 04/01/19	1.29
Comcast Corp., 6.95%, 08/15/37	1.26
International Paper Co., 7.95%, 06/15/18	1.25
American International Group Inc., 8.25%, 08/15/18	1.21
Kraft Foods Inc., 6.50%, 08/11/17	1.20
Dubai Electricity & Water Authority, 8.50%, 04/22/15	1.11
SLM Corp., 8.45%, 06/15/18	1.08
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, 7.88%, 08/15/19	1.08
Xerox Corp., 4.25%, 02/15/15	1.06

TOTAL	12.69%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® B - Ca RATED CORPORATE BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
0.86%	0.96%	0.85%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/24/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares B - Ca Rated Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Corporate B - Ca Capped Index (the “Index”). The Index is a subset of the Barclays U.S. Corporate High Yield Index and measures the performance of the B1 - Ca rated range of the fixed-rate, U.S. dollar-denominated taxable, corporate bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 24, 2012 (inception date of the Fund) through April 30, 2012, the total return for the Fund was 0.86%, net of fees, while the total return for the Index was 0.85%.

PORTFOLIO ALLOCATION

As of 4/30/12

Maturity	Percentage of Total Investments*

1-5 Years	25.30%
5-10 Years	70.38
10-15 Years	1.88
15-20 Years	2.44

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS*

As of 4/30/12

Security	Percentage of Net Assets

Intelsat (Luxembourg) SA, 11.25%, 02/04/17	2.06%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, 9.88%, 08/15/19	1.81
UPCB Finance III Ltd., 6.63%, 07/01/20	1.51
First Data Corp., 12.63%, 01/15/21	1.49
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., 10.00%, 12/01/20	1.37
UR Financing Escrow Corp., 7.63%, 04/15/22	1.31
Valeant Pharmaceuticals International Inc., 7.00%, 10/01/20	1.26
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19	1.22
Clearwire Communications LLC/Clearwire Finance Inc., 12.00%, 12/01/15	1.14
First Data Corp., 11.25%, 03/31/16	1.14

TOTAL	14.31%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FINANCIALS SECTOR BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
1.27%	1.67%	1.72%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Financials Sector Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Financial Institutions Capped Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated publicly-issued investment-grade corporate bonds in the financial sector. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through April 30, 2012, the total return for the Fund was 1.27%, net of fees, while the total return for the Index was 1.72%.

BOND CREDIT QUALITY

As of 4/30/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	2.16%
Aa1	4.46
Aa2	4.42
Aa3	17.43
A1	11.94
A2	16.13
A3	13.82
A3e	0.55
Baa1	14.37
Baa2	11.41
Baa3	2.20
Ba1	1.11

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS*

As of 4/30/12

Security	Percentage of Net Assets

Citigroup Inc., 4.75%, 05/19/15	3.12%
Morgan Stanley, 5.75%, 01/25/21	2.94
Goldman Sachs Group Inc. (The), 6.00%, 05/01/14	2.64
Wells Fargo & Co., 3.75%, 10/01/14	2.62
Bank of America Corp., 3.63%, 03/17/16	2.46
General Electric Capital Corp., 6.75%, 03/15/32	2.41
Wells Fargo & Co., 4.60%, 04/01/21	2.17
PNC Funding Corp., 2.70%, 09/19/16	2.06
J.P. Morgan Chase & Co., 3.15%, 07/05/16	2.05
General Electric Capital Corp., 2.25%, 11/09/15	2.02

TOTAL	24.49%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® INDUSTRIALS SECTOR BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
0.15%	0.61%	0.28%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Industrials Sector Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Industrial Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated publicly-issued investment-grade U.S. corporate bonds in the industrial sector. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through April 30, 2012, the total return for the Fund was 0.15%, net of fees, while the total return for the Index was 0.28%.

BOND CREDIT QUALITY

As of 4/30/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	1.86%
Aa1	1.04
Aa2	3.64
Aa3	6.87
A1	8.50
A2	16.54
A3	16.09
Baa1	9.50
Baa2	15.71
Baa3	19.08
Ba1	1.17

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

NBCUniversal Media LLC, 5.15%, 04/30/20	2.87%
PepsiCo Inc., 2.50%, 05/10/16	2.63
Caterpillar Financial Services Corp., 7.15%, 02/15/19	2.60
Anheuser-Busch InBev Worldwide Inc., 5.38%, 11/15/14	2.23
AT&T Inc., 5.35%, 09/01/40	2.19
Rio Tinto Finance (USA) Ltd., 3.75%, 09/20/21	2.12
Verizon Communications Inc., 7.75%, 12/01/30	2.09
Wal-Mart Stores Inc., 6.50%, 08/15/37	1.98
Oracle Corp., 5.75%, 04/15/18	1.83
Anadarko Petroleum Corp., 6.38%, 09/15/17	1.78

TOTAL	22.32%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® UTILITIES SECTOR BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
0.24%	0.96%	0.51%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Utilities Sector Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Utility Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated publicly-issued investment-grade corporate bonds in the utility sector. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through April 30, 2012, the total return for the Fund was 0.24%, net of fees, while the total return for the Index was 0.51%.

BOND CREDIT QUALITY

As of 4/30/12

Moody’s Credit Rating	Percentage of Total Investments*

Aa3	3.62%
A1	7.97
A2	7.19
A3	18.76
Baa1	16.84
Baa2	31.73
Baa3	13.89

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS*

As of 4/30/12

Security	Percentage of Net Assets

Enterprise Products Operating LLC, 5.20%, 09/01/20	3.97%
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	3.05
Xcel Energy Inc., 4.70%, 05/15/20	2.85
TransCanada PipeLines Ltd., 7.63%, 01/15/39	2.56
Kinder Morgan Energy Partners LP, 5.80%, 03/15/35	2.54
Virginia Electric and Power Co., 8.88%, 11/15/38	2.42
DTE Energy Co., 6.35%, 06/01/16	2.34
Consumers Energy Co. Series P, 5.50%, 08/15/16	2.31
Nisource Finance Corp., 5.45%, 09/15/20	2.25
PSEG Power LLC, 5.32%, 09/15/16	2.23

TOTAL	26.52%

FUND PERFORMANCE OVERVIEWS	11

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 (or commencement of operations, as applicable) to April 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Fund	Beginning Account Value [a] (11/1/11)	Ending Account Value (4/30/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (11/1/11 to 4/30/12)
Floating Rate Note
Actual	$1,000.00	$1,015.30	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Aaa - A Rated Corporate Bond
Actual	1,000.00	1,002.90	0.15	0.31
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75
Baa - Ba Rated Corporate Bond
Actual	1,000.00	1,005.60	0.30	0.05
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
B - Ca Rated Corporate Bond
Actual	1,000.00	1,008.60	0.55	0.09
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.55	2.77

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Fund	Beginning Account Value [a] (11/1/11)	Ending Account Value (4/30/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (11/1/11 to 4/30/12)
Financials Sector Bond
Actual	$1,000.00	$1,012.70	0.30%	$0.63
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
Industrials Sector Bond
Actual	1,000.00	1,001.50	0.30	0.62
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
Utilities Sector Bond
Actual	1,000.00	1,002.40	0.30	0.62
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51

[a]

The beginning of the period (commencement of operations) is February 14, 2012 for the iShares Aaa - A Rated Corporate Bond, iShares Financials Sector Bond, iShares Industrials Sector Bond and iShares Utilities Sector Bond Funds, and April 24, 2012 for the iShares Baa - Ba Rated Corporate Bond and iShares B - Ca Rated Corporate Bond Funds.

[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days for the iShares Floating Rate Note Fund, 76 days for the iShares Aaa - A Rated Corporate Bond, iShares Financials Sector Bond, iShares Industrials Sector Bond and iShares Utilities Sector Bond Funds, 6 days for the iShares Baa - Ba Rated Corporate Bond and iShares B - Ca Rated Corporate Bond Funds) and divided by the number of days in the year (366 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE NOTE FUND

April 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 96.90%

AGRICULTURE — 0.50%
Archer-Daniels-Midland Co.
0.67%, 08/13/12	$600	$600,656

		600,656
APPAREL — 0.08%
VF Corp.
1.24%, 08/23/13	100	100,016

		100,016
AUTO MANUFACTURERS — 2.56%
Daimler Finance North America LLC
1.08%, 03/28/14[b]	400	397,430
1.67%, 09/13/13[b]	200	201,374
Toyota Motor Credit Corp.
0.87%, 01/17/14	1,000	1,004,781
Volkswagen International Finance NV
1.08%, 04/01/14[b,c]	600	598,269
1.22%, 03/21/14[b]	850	849,693

		3,051,547
AUTO PARTS & EQUIPMENT — 0.50%
Johnson Controls Inc.
0.94%, 02/04/14	600	600,937

		600,937
BANKS — 58.98%
Abbey National Treasury Services PLC
2.05%, 04/25/14[c]	1,000	960,900
ABN Amro Bank NV
2.24%, 01/30/14[b]	400	399,796
American Express Bank FSB
0.39%, 06/12/12	500	500,055
American Express Centurion Bank
0.39%, 06/12/12	500	500,000
ANZ National International Ltd.
1.47%, 12/20/13[b]	300	298,684
Australia and New Zealand Banking Group Ltd.
0.75%, 06/18/12[b]	650	650,086
1.21%, 01/10/14[b]	400	400,007
Bank of America Corp.
0.73%, 10/14/16	400	348,385

Security	Principal (000s)	Value

1.00%, 09/15/14	$500	$472,983
0.83%, 08/15/16	300	258,362
2.02%, 07/11/14[c]	745	726,953
Series L
1.89%, 01/30/14[c]	1,250	1,227,794
Bank of America N.A.
1.00%, 06/15/16	500	443,428
Bank of New York Mellon Corp. (The)
0.74%, 07/28/14	750	750,285
0.83%, 01/31/14	200	200,173
Bank of Nova Scotia
1.00%, 10/18/12	750	750,620
Bank of Tokyo-Mitsubishi UFJ
1.15%, 02/24/14[b]	250	250,559
Barclays Bank PLC
1.51%, 01/13/14	250	250,088
BB&T Corp.
1.17%, 04/28/14	300	300,335
BBVA U.S. Senior SA Unipersonal
2.62%, 05/16/14	200	193,942
BNP Paribas SA
0.87%, 04/08/13	200	198,023
1.37%, 01/10/14[c]	1,000	977,517
3.22%, 12/20/14	500	503,218
BPCE SA
2.28%, 02/07/14[b]	200	198,829
Citigroup Inc.
0.60%, 03/07/14[c]	750	724,603
0.74%, 06/09/16	1,600	1,384,438
0.81%, 11/05/14	500	477,160
1.35%, 02/15/13	350	349,301
1.40%, 04/01/14	600	588,779
2.51%, 08/13/13	550	552,912
Commonwealth Bank of Australia
0.75%, 09/17/14[b]	2,000	2,007,602
0.85%, 12/10/12[b]	400	400,653
0.97%, 06/25/14[b]	650	656,063
1.02%, 03/19/13[b,c]	400	401,642
1.20%, 03/17/14[b]	300	299,666
1.29%, 01/15/14[b]	1,000	1,016,960

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

April 30, 2012

Security	Principal (000s)	Value

Credit Agricole SA
1.92%, 01/21/14[b]	$500	$489,020
Credit Suisse New York
1.43%, 01/14/14	250	249,625
Danske Bank A/S
0.84%, 05/24/12[b]	400	399,983
1.52%, 04/14/14[b]	1,000	972,303
Dexia Credit Local SA
0.88%, 03/05/13[b]	300	288,537
Goldman Sachs Group Inc. (The)
0.92%, 03/22/16	1,450	1,315,623
1.07%, 09/29/14	500	477,881
1.47%, 07/29/13	1,000	993,739
1.53%, 02/07/14[c]	1,785	1,748,582
Series B
0.87%, 07/22/15	500	460,641
HSBC Bank PLC
0.93%, 05/15/13[b]	650	649,922
1.16%, 08/12/13[b]	1,100	1,101,376
ING Bank NV
1.52%, 03/15/13[b]	750	751,153
1.79%, 10/18/13[b]	500	499,812
1.87%, 06/09/14[b]	1,000	989,772
Intesa Sanpaolo SpA
2.89%, 02/24/14[b]	500	486,724
J.P. Morgan Chase & Co.
1.14%, 02/26/13	1,350	1,357,492
1.22%, 09/30/13	500	503,375
1.22%, 05/02/14	1,600	1,601,893
1.27%, 01/24/14	1,200	1,206,019
1.52%, 03/20/15	1,000	1,001,139
KfW
0.47%, 01/25/13	1,150	1,149,576
0.54%, 03/13/15	1,500	1,499,589
0.65%, 01/17/14	1,500	1,502,358
Landwirtschaftliche Rentenbank
0.53%, 02/12/13[b]	1,600	1,600,182
Lloyds TSB Bank PLC
2.82%, 01/24/14[c]	1,250	1,240,660
Morgan Stanley
0.77%, 01/09/14	950	903,261

Security	Principal (000s)	Value

0.92%, 10/18/16	$1,350	$1,158,504
0.95%, 10/15/15	750	662,236
1.45%, 04/29/13	600	592,120
2.07%, 01/24/14	1,000	967,546
3.01%, 05/14/13[c]	750	751,345
National Australia Bank Ltd.
1.22%, 11/08/13[b]	500	499,610
1.19%, 04/11/14[b,c]	2,350	2,352,825
1.42%, 07/25/14[b]	650	653,147
1.66%, 02/14/14	250	251,100
Nordea Bank AB
1.37%, 01/14/14[b]	500	498,586
PNC Funding Corp.
0.67%, 01/31/14[c,d]	250	248,180
Royal Bank of Canada
0.62%, 12/12/12	200	200,289
0.77%, 04/17/14	1,260	1,261,327
1.17%, 10/30/14	850	857,541
Royal Bank of Scotland Group PLC
1.21%, 05/11/12[b,c]	1,200	1,200,014
Societe Generale
1.52%, 04/11/14[b]	430	410,340
SunTrust Bank
0.78%, 08/24/15	650	600,562
Toronto-Dominion Bank (The)
0.65%, 07/26/13[c]	750	751,464
0.77%, 07/14/14	1,000	1,002,192
1.00%, 11/01/13	500	502,681
UBS AG Stamford
1.47%, 01/28/14	500	496,270
US Bank N.A.
0.75%, 10/14/14	350	347,569
Wachovia Bank N.A./Wells Fargo & Co.
0.80%, 03/15/16	1,250	1,183,776
0.92%, 11/03/14	500	490,827
Wachovia Corp./Wells Fargo & Co.
0.74%, 08/01/13	250	250,155
1.00%, 10/28/15	500	475,298
0.84%, 10/15/16	500	465,189
2.32%, 05/01/13	250	254,112

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

April 30, 2012

Security	Principal (000s)	Value

Wells Fargo & Co.
0.67%, 10/28/15	$1,800	$1,764,362
Westpac Banking Corp.
0.66%, 12/14/12[b]	400	400,320
0.69%, 11/26/12[b]	500	499,933
0.75%, 09/10/14[b]	500	502,603
1.02%, 04/08/13[b,c]	450	451,321
1.20%, 03/31/14[b]	450	450,816
1.20%, 12/09/13	950	952,251

		70,467,449
BEVERAGES — 1.85%
Anheuser-Busch InBev Worldwide Inc.
0.83%, 07/14/14	200	200,394
1.02%, 01/27/14	500	503,034
Coca-Cola Co. (The)
0.42%, 03/14/14	500	500,190
0.55%, 05/15/12	700	700,111
PepsiCo Inc.
0.59%, 05/10/13	300	300,609

		2,204,338
CHEMICALS — 0.25%
E.I. du Pont de Nemours and Co.
0.89%, 03/25/14	300	302,535

		302,535
COMPUTERS — 1.75%
Hewlett-Packard Co.
0.60%, 09/13/12	500	499,843
0.77%, 05/24/13	750	747,984
0.89%, 05/30/14	500	494,000
International Business Machines Corp.
0.50%, 06/15/12	350	350,141

		2,091,968
COSMETICS & PERSONAL CARE — 0.75%
Procter & Gamble Co. (The)
0.45%, 02/06/14	600	600,213
0.55%, 11/14/12	300	300,349

		900,562

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 13.93%
American Express Credit Corp.
1.94%, 06/19/13	$550	$556,046
American Honda Finance Corp.
0.71%, 08/28/12[b]	200	200,162
0.90%, 11/07/12[b]	1,000	1,001,333
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
1.00%, 11/21/16	1,000	962,021
Caterpillar Financial Services Corp.
0.87%, 02/09/15	500	502,883
Credit Suisse (USA) Inc.
0.72%, 04/12/13	515	513,068
General Electric Capital Corp.
0.67%, 05/08/13	500	500,455
0.71%, 05/11/16	350	335,749
1.04%, 01/07/13[c]	1,500	1,506,402
1.07%, 06/19/13	750	754,482
1.10%, 04/07/14	1,000	999,313
1.32%, 01/07/14	800	805,087
1.39%, 05/09/16[c]	750	738,936
Series A
0.68%, 11/01/12	450	450,289
0.73%, 09/15/14	1,100	1,087,226
HSBC Finance Corp.
0.72%, 01/15/14	2,100	2,046,981
0.82%, 07/19/12	400	400,082
0.82%, 09/14/12	250	250,000
0.92%, 06/01/16[c]	250	229,922
John Deere Capital Corp.
0.62%, 07/15/13	800	801,944
0.68%, 06/16/14	500	502,014
Merrill Lynch & Co. Inc.
Series C
0.71%, 06/05/12	1,000	1,000,125
Swedish Export Credit Corp.
1.26%, 08/14/14	500	500,783

		16,645,303

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

April 30, 2012

Security	Principal (000s)	Value

ELECTRIC — 1.34%
DTE Energy Co.
1.18%, 06/03/13	$600	$602,508
Northeast Utilities
1.22%, 09/20/13	500	501,512
Pacific Gas & Electric Co.
0.94%, 11/20/12	500	501,346

		1,605,366
FOOD — 0.46%
General Mills Inc.
0.85%, 05/16/14	300	300,354
Kraft Foods Inc.
1.34%, 07/10/13	250	251,276

		551,630
GAS — 0.55%
Sempra Energy
1.23%, 03/15/14	650	650,581

		650,581
INSURANCE — 3.94%
Berkshire Hathaway Finance Corp.
0.80%, 01/10/14[c]	350	351,240
Berkshire Hathaway Inc.
0.94%, 02/11/13	850	854,138
1.20%, 08/15/14	703	710,637
MetLife Global Funding I
1.22%, 01/10/14[b]	200	200,105
MetLife Institutional Funding II
1.37%, 04/04/14[b,c]	1,000	1,003,509
Monumental Global Funding III
0.67%, 01/15/14[b]	150	147,399
New York Life Global Funding
0.54%, 08/22/12[b]	500	499,997
0.73%, 04/04/14[b]	500	499,387
Sun Life Financial Global Funding LP
0.72%, 10/06/13[b]	450	445,371

		4,711,783
MACHINERY — 0.59%
Caterpillar Inc.
0.66%, 05/21/13	700	702,222

		702,222

Security	Principal (000s)	Value

MINING — 0.21%
BHP Billiton Finance (USA) Ltd.
0.74%, 02/18/14	$250	$250,762

		250,762
MULTI-NATIONAL — 1.39%
African Development Bank
0.86%, 08/04/14	1,450	1,455,835
Inter-American Development Bank
0.94%, 05/20/14	200	202,450

		1,658,285
OFFICE & BUSINESS EQUIPMENT — 0.42%
Xerox Corp.
1.87%, 09/13/13	500	503,641

		503,641
OIL & GAS — 1.56%
BP Capital Markets PLC
0.93%, 06/06/13	500	502,096
1.07%, 03/11/14	750	755,682
Shell International Finance BV
0.82%, 06/22/12	200	200,181
Total Capital Canada Ltd.
0.60%, 05/13/13[c]	400	400,157

		1,858,116
PHARMACEUTICALS — 1.86%
Johnson & Johnson
0.59%, 05/15/14	200	201,075
Sanofi
0.67%, 03/28/13[c]	600	601,888
0.78%, 03/28/14	256	257,206
Teva Pharmaceutical Finance Co. BV
1.42%, 11/08/13	850	857,923
Teva Pharmaceutical Finance III BV
0.97%, 03/21/14	300	299,714

		2,217,806
RETAIL — 0.25%
Target Corp.
0.64%, 07/18/14	300	300,524

		300,524

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

April 30, 2012

Security	Principal (000s) or Shares	Value

SAVINGS & LOANS — 1.00%
SSIF Nevada LP
1.17%, 04/14/14[b]	$1,200	$1,190,813

		1,190,813
SEMICONDUCTORS — 0.59%
Texas Instruments Inc.
0.68%, 05/15/13[c]	700	702,375

		702,375
TELECOMMUNICATIONS — 1.59%
Cisco Systems Inc.
0.72%, 03/14/14	750	753,897
Telefonica Emisiones SAU
0.86%, 02/04/13	500	489,976
Verizon Communications Inc.
1.08%, 03/28/14	650	656,486

		1,900,359

TOTAL CORPORATE BONDS & NOTES
(Cost: $115,904,555)		115,769,574

FOREIGN AGENCY OBLIGATIONS[a,e] — 2.01%

CANADA — 1.17%
Ontario (Province of)
0.64%, 11/19/12	900	900,166
0.94%, 05/22/12	500	500,100

		1,400,266
NORWAY — 0.84%
Kommunalbanken AS
0.59%, 03/10/14[b]	1,000	998,910

		998,910

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $2,398,687)		2,399,176

SHORT-TERM INVESTMENTS — 9.04%

MONEY MARKET FUNDS — 9.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[d,f,g]	8,419,417	8,419,417

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,f,g]	882,373	$882,373
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,f]	1,492,564	1,492,564

		10,794,354

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,794,354)		10,794,354

TOTAL INVESTMENTS IN SECURITIES — 107.95%
(Cost: $129,097,596)		128,963,104
Other Assets, Less Liabilities — (7.95)%		(9,494,366)

NET ASSETS — 100.00%		$119,468,738

[a]	Variable rates shown are as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 95.85%

AEROSPACE & DEFENSE — 2.20%
Boeing Co. (The)
3.50%, 02/15/15	$100	$107,783
Lockheed Martin Corp.
4.85%, 09/15/41	50	52,359
United Technologies Corp.
5.70%, 04/15/40	50	60,335

		220,477
AGRICULTURE — 2.10%
Archer-Daniels-Midland Co.
5.77%, 03/01/41	25	30,511
Philip Morris International Inc.
5.65%, 05/16/18	150	180,041

		210,552
BANKS — 28.60%
Bank of America Corp.
4.50%, 04/01/15	150	154,424
5.00%, 05/13/21	100	99,522
Bank of Nova Scotia
3.40%, 01/22/15	100	105,941
Barclays Bank PLC
2.75%, 02/23/15	100	100,923
BB&T Corp.
2.05%, 04/28/14	100	102,242
BNP Paribas SA
3.60%, 02/23/16	75	75,096
Citigroup Inc.
5.38%, 08/09/20	25	26,823
6.38%, 08/12/14[a]	200	215,995
6.88%, 03/05/38	50	58,980
Credit Suisse New York
5.40%, 01/14/20	100	102,418
Deutsche Bank AG London
3.25%, 01/11/16[a]	25	25,601
Goldman Sachs Group Inc. (The)
5.13%, 01/15/15	50	52,836
5.75%, 01/24/22	100	104,800
6.25%, 02/01/41[a]	100	100,566

Security	Principal (000s)	Value

HSBC Holdings PLC
5.10%, 04/05/21[a]	$75	$82,224
J.P. Morgan Chase & Co.
4.35%, 08/15/21	200	209,387
Lloyds TSB Bank PLC
4.20%, 03/28/17	50	50,746
Morgan Stanley
3.80%, 04/29/16	100	97,422
5.75%, 01/25/21	150	148,301
PNC Funding Corp.
2.70%, 09/19/16[b]	150	155,840
Rabobank Nederland
3.88%, 02/08/22	50	49,114
Royal Bank of Scotland Group PLC
4.88%, 03/16/15	100	103,510
U.S. Bancorp
2.20%, 11/15/16	150	154,506
UBS AG Stamford
5.88%, 12/20/17[a]	100	110,633
Wells Fargo & Co.
3.75%, 10/01/14	250	265,191
4.60%, 04/01/21	100	109,836

		2,862,877
BEVERAGES — 3.50%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39	50	77,970
Coca-Cola Co. (The)
1.80%, 09/01/16	100	102,686
PepsiCo Inc.
7.90%, 11/01/18	125	170,084

		350,740
CHEMICALS — 1.09%
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	100	108,616

		108,616
COMPUTERS — 2.85%
Hewlett-Packard Co.
1.55%, 05/30/14[a]	100	100,078
4.05%, 09/15/22	50	50,393

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

International Business Machines Corp.
7.63%, 10/15/18	$100	$134,535

		285,006
COSMETICS & PERSONAL CARE — 1.52%
Procter & Gamble Co. (The)
1.45%, 08/15/16	150	152,113

		152,113
DIVERSIFIED FINANCIAL SERVICES — 6.81%
American Express Co.
8.13%, 05/20/19	125	165,293
Caterpillar Financial Services Corp.
6.13%, 02/17/14	150	164,168
General Electric Capital Corp.
2.15%, 01/09/15	75	76,344
5.88%, 01/14/38	125	140,196
HSBC Finance Corp.
6.68%, 01/15/21	50	53,603
Merrill Lynch & Co. Inc.
6.50%, 07/15/18	75	81,923

		681,527
ELECTRIC — 3.31%
Duke Energy Carolinas LLC
5.30%, 02/15/40	75	90,027
Pacific Gas & Electric Co.
6.05%, 03/01/34	100	123,531
Progress Energy Carolina
5.30%, 01/15/19	100	118,088

		331,646
ELECTRONICS — 1.45%
Honeywell International Inc.
5.30%, 03/01/18	100	118,611
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	25	26,696

		145,307
HEALTH CARE — PRODUCTS — 1.75%
Baxter International Inc.
5.90%, 09/01/16	30	35,918
Covidien International Finance SA
6.55%, 10/15/37	25	32,918

Security	Principal (000s)	Value

Medtronic Inc.
3.00%, 03/15/15[a]	$100	$106,300

		175,136
HEALTH CARE — SERVICES — 2.27%
UnitedHealth Group Inc.
6.00%, 02/15/18	100	121,682
WellPoint Inc.
3.70%, 08/15/21	100	105,373

		227,055
INSURANCE — 3.41%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	104,233
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	50	58,892
MetLife Inc.
6.75%, 06/01/16	150	177,849

		340,974
MEDIA — 0.81%
Thomson Reuters Corp.
6.50%, 07/15/18	25	30,693
Walt Disney Co. (The)
4.13%, 12/01/41	50	50,155

		80,848
MINING — 2.49%
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19	50	63,297
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18	150	185,620

		248,917
OIL & GAS — 5.23%
BP Capital Markets PLC
3.63%, 05/08/14	150	157,354
ConocoPhillips
6.50%, 02/01/39	100	135,613
Shell International Finance BV
6.38%, 12/15/38	75	101,784
Total Capital SA
2.30%, 03/15/16	125	128,783

		523,534

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

PHARMACEUTICALS — 7.81%
Abbott Laboratories
5.88%, 05/15/16	$150	$177,484
AstraZeneca PLC
6.45%, 09/15/37	50	65,418
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	125	151,285
Johnson & Johnson
2.15%, 05/15/16	100	104,490
Merck & Co. Inc.
5.00%, 06/30/19	150	179,710
Novartis Securities Investment Ltd.
5.13%, 02/10/19	25	29,723
Pfizer Inc.
7.20%, 03/15/39	50	73,739

		781,849
PIPELINES — 1.09%
TransCanada PipeLines Ltd.
3.80%, 10/01/20	100	108,888

		108,888
REAL ESTATE INVESTMENT TRUSTS — 1.16%
Simon Property Group LP
5.65%, 02/01/20	100	116,102

		116,102
RETAIL — 4.10%
Home Depot Inc. (The)
5.88%, 12/16/36	75	91,443
Target Corp.
6.00%, 01/15/18	100	121,388
Wal-Mart Stores Inc.
6.50%, 08/15/37	150	197,578

		410,409
SEMICONDUCTORS — 0.79%
Intel Corp.
3.30%, 10/01/21	75	78,933

		78,933
SOFTWARE — 1.93%
Microsoft Corp.
3.00%, 10/01/20	100	106,779

Security	Principal (000s) or Shares	Value

Oracle Corp.
5.25%, 01/15/16[a]	$50	$57,390
5.38%, 07/15/40	25	29,518

		193,687
TELECOMMUNICATIONS — 9.25%
America Movil SAB de CV
5.00%, 03/30/20	100	113,268
AT&T Inc.
2.50%, 08/15/15	150	156,478
5.35%, 09/01/40	150	163,761
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	25	34,520
Cisco Systems Inc.
4.45%, 01/15/20	150	172,120
France Telecom SA
4.13%, 09/14/21	100	102,488
Verizon Communications Inc.
3.50%, 11/01/21	100	104,897
8.95%, 03/01/39	50	78,927

		926,459
TRANSPORTATION — 0.33%
United Parcel Service Inc.
6.20%, 01/15/38	25	33,502

		33,502

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,622,505)		9,595,154

SHORT-TERM INVESTMENTS — 5.10%

MONEY MARKET FUNDS — 5.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[b,c,d]	252,020	252,020
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,c,d]	26,413	26,413

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

April 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	232,096	$232,096

		510,529

TOTAL SHORT-TERM INVESTMENTS
(Cost: $510,529)		510,529

TOTAL INVESTMENTS
IN SECURITIES — 100.95%
(Cost: $10,133,034)		10,105,683
Other Assets, Less Liabilities — (0.95)%		(94,857)

NET ASSETS — 100.00%		$10,010,826

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.29%

AEROSPACE & DEFENSE — 0.53%
L-3 Communications Corp.
4.95%, 02/15/21	$50	$53,532

		53,532
AGRICULTURE — 1.99%
Altria Group Inc.
9.70%, 11/10/18	50	68,602
10.20%, 02/06/39	50	79,646
Lorillard Tobacco Co.
3.50%, 08/04/16	50	52,186

		200,434
AIRLINES — 0.76%
Continental Airlines Inc.
6.75%, 09/15/15[a]	75	76,781

		76,781
AUTO PARTS & EQUIPMENT — 0.56%
Johnson Controls Inc.
5.50%, 01/15/16	50	56,386

		56,386
BANKS — 7.68%
Bank of America Corp.
5.42%, 03/15/17	100	101,736
Capital One Capital V
10.25%, 08/15/39	100	104,250
Capital One Financial Corp.
4.75%, 07/15/21	50	53,673
Citigroup Inc.
5.00%, 09/15/14	75	77,776
Fifth Third Bancorp
3.50%, 03/15/22	75	75,206
J.P. Morgan Chase Capital XXV
6.80%, 10/01/37	100	100,250
KeyCorp
3.75%, 08/13/15	50	53,131
Morgan Stanley
4.75%, 04/01/14	50	50,397
Regions Financial Corp.
7.75%, 11/10/14	50	54,500

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
5.00%, 10/01/14	$50	$49,316
SunTrust Banks Inc.
3.60%, 04/15/16	50	51,939

		772,174
BIOTECHNOLOGY — 2.34%
Amgen Inc.
2.50%, 11/15/16	100	103,646
5.15%, 11/15/41	75	77,829
Gilead Sciences Inc.
4.40%, 12/01/21	50	54,111

		235,586
BUILDING MATERIALS — 0.54%
Masco Corp.
7.13%, 03/15/20	50	54,083

		54,083
CHEMICALS — 2.55%
Dow Chemical Co. (The)
7.38%, 11/01/29	75	97,097
7.60%, 05/15/14	50	56,413
LyondellBasell Industries NV
5.00%, 04/15/19[a]	100	103,250

		256,760
COAL — 0.50%
Peabody Energy Corp.
6.25%, 11/15/21[a]	50	50,625

		50,625
COMMERCIAL SERVICES — 0.51%
UR Financing Escrow Corp.
5.75%, 07/15/18[a]	50	51,625

		51,625
COMPUTERS — 0.55%
Seagate HDD Cayman
7.75%, 12/15/18	50	55,125

		55,125

DIVERSIFIED FINANCIAL SERVICES — 6.06%
Citigroup Capital XXI
8.30%, 12/21/37[b]	50	50,781

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

Ford Motor Credit Co. LLC
5.00%, 05/15/18	$200	$216,126
Goldman Sachs Capital I
6.35%, 02/15/34	50	46,500
International Lease Finance Corp.
8.75%, 03/15/17	75	84,187
Jefferies Group Inc.
5.13%, 04/13/18	50	48,500
Nomura Holdings Inc.
6.70%, 03/04/20	50	53,722
SLM Corp.
8.45%, 06/15/18	100	109,000

		608,816
ELECTRIC — 7.06%
AES Corp. (The)
8.00%, 10/15/17	75	85,500
Calpine Corp.
7.88%, 07/31/20[a]	50	54,500
Dominion Resources Inc.
4.45%, 03/15/21	50	55,955
Dubai Electricity & Water Authority
8.50%, 04/22/15[a]	100	111,300
Duke Energy Corp.
6.30%, 02/01/14	50	54,620
Exelon Generation Co. LLC
6.20%, 10/01/17	75	87,885
FirstEnergy Corp.
7.38%, 11/15/31	50	62,483
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	75	91,399
NRG Energy Inc.
7.63%, 01/15/18	50	50,625
Progress Energy Inc.
4.40%, 01/15/21	50	55,523

		709,790
ENVIRONMENTAL CONTROL — 1.38%
Republic Services Inc.
5.25%, 11/15/21	75	86,775

Security	Principal (000s)	Value

Waste Management Inc.
2.60%, 09/01/16	$50	$51,633

		138,408
FOOD — 4.13%
General Mills Inc.
5.65%, 02/15/19	50	60,065
Kellogg Co.
4.00%, 12/15/20	50	53,905
Kraft Foods Inc.
6.50%, 08/11/17	100	120,964
6.50%, 02/09/40	50	62,451
Kroger Co. (The)
6.15%, 01/15/20	50	61,083
Safeway Inc.
6.35%, 08/15/17	50	56,920

		415,388
FOREST PRODUCTS & PAPER — 1.25%
International Paper Co.
7.95%, 06/15/18	100	125,817

		125,817
GAS — 0.51%
Sempra Energy
2.30%, 04/01/17	50	50,787

		50,787
HEALTH CARE — PRODUCTS — 0.53%
Boston Scientific Corp.
4.50%, 01/15/15	50	53,579

		53,579
HEALTH CARE — SERVICES — 1.82%
Cigna Corp.
4.00%, 02/15/22	50	51,567
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	50	50,875
HCA Inc.
6.50%, 02/15/20	75	80,250

		182,692

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS & WARES — 1.07%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.88%, 08/15/19[a]	$100	$108,000

		108,000
INSURANCE — 3.84%
Allstate Corp. (The)
6.13%, 05/15/37[b]	25	24,375
American International Group Inc.
8.18%, 05/15/38[b]	50	53,500
8.25%, 08/15/18	100	121,170
Hartford Financial Services Group Inc.
6.00%, 01/15/19	50	54,096
Marsh & McLennan Companies Inc.
4.80%, 07/15/21	25	27,548
MetLife Inc.
6.40%, 12/15/36	25	24,375
Prudential Financial Inc.
Series D
4.75%, 09/17/15	75	81,375

		386,439
IRON & STEEL — 1.50%
ArcelorMittal SA
4.50%, 02/25/17	100	100,241
6.25%, 02/25/22	50	50,593

		150,834
LODGING — 0.55%
Wynn Las Vegas LLC
7.75%, 08/15/20	50	55,250

		55,250
MANUFACTURING — 0.98%
Bombardier Inc.
5.75%, 03/15/22[a]	50	49,312
Tyco Electronics Group SA
3.50%, 02/03/22	50	49,321

		98,633
MEDIA — 12.70%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21	75	78,375

Security	Principal (000s)	Value

Comcast Corp.
5.90%, 03/15/16	$75	$86,808
6.95%, 08/15/37	100	126,842
CSC Holdings LLC
6.75%, 11/15/21[a]	50	51,875
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	50	52,729
5.00%, 03/01/21	50	54,557
5.15%, 03/15/42[a]	25	24,305
Discovery Communications LLC
5.05%, 06/01/20	50	57,052
DISH DBS Corp.
6.75%, 06/01/21	50	54,750
NBCUniversal Media LLC
5.15%, 04/30/20	75	86,008
News America Inc.
6.15%, 02/15/41	75	85,242
Time Warner Cable Inc.
6.75%, 06/15/39	75	89,607
8.25%, 04/01/19	100	129,906
Time Warner Inc.
5.88%, 11/15/16	75	88,039
7.70%, 05/01/32	75	98,629
Viacom Inc.
3.88%, 12/15/21	75	79,058
7.88%, 07/30/30	25	32,794

		1,276,576
MINING — 5.52%
Alcoa Inc.
5.40%, 04/15/21	75	78,247
Barrick Gold Corp.
3.85%, 04/01/22[a]	75	77,332
FMG Resources (August 2006) Pty Ltd.
6.88%, 02/01/18[a]	75	77,062
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	50	49,196
Newmont Mining Corp.
3.50%, 03/15/22	50	49,601
Southern Copper Corp.
6.75%, 04/16/40	25	27,683

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

Teck Resources Ltd.
3.00%, 03/01/19	$50	$49,783
Vale Overseas Ltd.
6.25%, 01/23/17	75	86,588
6.88%, 11/21/36	50	59,529

		555,021
OFFICE & BUSINESS EQUIPMENT — 1.06%
Xerox Corp.
4.25%, 02/15/15	100	106,414

		106,414
OIL & GAS — 9.10%
Anadarko Finance Co.
7.50%, 05/01/31	50	62,679
Anadarko Petroleum Corp.
6.38%, 09/15/17	50	59,370
Canadian Natural Resources Ltd.
5.70%, 05/15/17	50	59,002
Cenovus Energy Inc.
5.70%, 10/15/19	50	60,268
Chesapeake Energy Corp.
6.78%, 03/15/19	75	72,937
Encana Corp.
5.90%, 12/01/17	50	57,589
Ensco PLC
4.70%, 03/15/21	50	54,277
Hess Corp.
5.60%, 02/15/41	50	53,695
Marathon Petroleum Corp.
5.13%, 03/01/21	50	55,260
Nabors Industries Inc.
9.25%, 01/15/19	50	65,244
Nexen Inc.
6.40%, 05/15/37	50	55,302
Phillips 66
4.30%, 04/01/22[a]	50	52,104
Suncor Energy Inc.
6.50%, 06/15/38	50	62,517
Transocean Inc.
6.38%, 12/15/21	75	87,047

Security	Principal (000s)	Value

Valero Energy Corp.
6.13%, 02/01/20	$50	$58,225

		915,516
OIL & GAS SERVICES — 0.66%
Weatherford International Ltd.
9.63%, 03/01/19	50	66,256

		66,256
PACKAGING & CONTAINERS — 0.51%
Ball Corp.
5.00%, 03/15/22	50	50,875

		50,875
PHARMACEUTICALS — 1.06%
Express Scripts Holding Co.
3.13%, 05/15/16	75	78,072
6.13%, 11/15/41[a]	25	28,861

		106,933
PIPELINES — 5.49%
El Paso Corp.
7.00%, 06/15/17	50	56,233
Energy Transfer Equity LP
7.50%, 10/15/20	75	83,062
Energy Transfer Partners LP
6.50%, 02/01/42	50	53,371
Enterprise Products Operating LLC
4.85%, 02/15/42	25	24,391
5.20%, 09/01/20	75	85,209
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	50	58,034
6.95%, 01/15/38	25	28,975
ONEOK Partners LP
6.13%, 02/01/41	50	56,750
Plains All American Pipeline LP
5.15%, 12/01/41	50	50,318
Williams Partners LP
5.25%, 03/15/20	50	55,732

		552,075
REAL ESTATE INVESTMENT TRUSTS — 2.09%
American Tower Corp.
4.50%, 01/15/18	50	52,267

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

Boston Properties LP
3.70%, 11/15/18	$50	$52,838
ERP Operating LP
4.63%, 12/15/21	50	53,645
HCP Inc.
3.75%, 02/01/16	50	51,655

		210,405
RETAIL — 1.95%
CVS Caremark Corp.
5.75%, 06/01/17	50	59,118
5.75%, 05/15/41	25	29,106
Limited Brands Inc.
5.63%, 02/15/22	50	50,312
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	50	57,335

		195,871
TELECOMMUNICATIONS — 5.72%
British Telecom PLC
9.63%, 12/15/30	50	74,559
CenturyLink Inc.
7.65%, 03/15/42	50	47,438
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	68,939
Frontier Communications Corp.
8.25%, 04/15/17	50	53,875
Sprint Nextel Corp.
9.00%, 11/15/18[a]	50	55,063
Telecom Italia Capital SA
5.25%, 10/01/15	50	50,750
7.72%, 06/04/38	50	47,250
Telefonica Emisiones SAU
4.95%, 01/15/15	75	75,034
5.46%, 02/16/21	50	46,890
Windstream Corp.
7.88%, 11/01/17	50	55,250

		575,048

Security	Principal (000s) or Shares	Value

TRANSPORTATION — 1.24%
CSX Corp.
4.75%, 11/30/41	$50	$49,786
Norfolk Southern Corp.
3.00%, 04/01/22	75	75,213

		124,999

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,693,106)		9,683,533

SHORT-TERM INVESTMENTS — 2.37%

MONEY MARKET FUNDS — 2.37%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	238,218	$238,218

		238,218

TOTAL SHORT-TERM INVESTMENTS
(Cost: $238,218)		238,218

TOTAL INVESTMENTS
IN SECURITIES — 98.66%
(Cost: $9,931,324)		9,921,751
Other Assets, Less Liabilities — 1.34%		134,836

NET ASSETS — 100.00%		$10,056,587

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® B - Ca RATED CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 91.88%

ADVERTISING — 0.47%
Visant Corp.
10.00%, 10/01/17	$50	$47,438

		47,438
AEROSPACE & DEFENSE — 0.81%
TransDigm Inc.
7.75%, 12/15/18	75	81,750

		81,750
AIRLINES — 0.48%
Air Canada
9.25%, 08/01/15[a]	50	48,625

		48,625
APPAREL — 0.51%
Hanesbrands Inc.
6.38%, 12/15/20	50	51,625

		51,625
AUTO PARTS & EQUIPMENT — 2.05%
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22	100	99,250
Tomkins LLC/Tomkins Inc.
9.00%, 10/01/18	50	55,625
Visteon Corp.
6.75%, 04/15/19	50	51,500

		206,375
BANKS — 5.36%
Ally Financial Inc.
4.50%, 02/11/14	100	101,000
6.25%, 12/01/17	75	78,897
8.00%, 11/01/31	100	114,500
CIT Group Inc.
4.75%, 02/15/15[a]	100	102,000
5.25%, 03/15/18	75	77,250
Royal Bank of Scotland Group PLC Series U
7.64%, 09/29/17[b]	100	67,250

		540,897

Security	Principal (000s)	Value

CHEMICALS — 2.10%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18	$50	$52,375
Huntsman International LLC
8.63%, 03/15/21	75	85,594
Ineos Group Holdings PLC
8.50%, 02/15/16[a]	75	73,312

		211,281
COAL — 2.41%
Arch Coal Inc.
7.00%, 06/15/19[a]	100	89,500
Consol Energy Inc.
8.00%, 04/01/17	100	105,500
Murray Energy Corp.
10.25%, 10/15/15[a]	50	47,500

		242,500
COMMERCIAL SERVICES — 3.60%
Ceridian Corp.
11.25%, 11/15/15	50	47,625
Emergency Medical Services Corp.
8.13%, 06/01/19	50	51,250
Hertz Corp. (The)
6.75%, 04/15/19	75	78,281
RSC Equipment Rental Inc.
8.25%, 02/01/21	50	54,000
UR Financing Escrow Corp.
7.63%, 04/15/22[a]	125	132,188

		363,344
COMPUTERS — 1.06%
SunGard Data Systems Inc.
7.38%, 11/15/18	100	106,750

		106,750
DISTRIBUTION & WHOLESALE — 1.35%
HD Supply Inc.
11.00%, 04/15/20[a]	50	53,625
McJunkin Red Man Corp.
9.50%, 12/15/16	75	82,688

		136,313

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 1.32%
Nuveen Investments Inc.
10.50%, 11/15/15	$50	$51,625
Springleaf Finance Corp.
6.90%, 12/15/17	100	81,625

		133,250
ELECTRIC — 4.04%
Edison Mission Energy
7.00%, 05/15/17	100	62,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20	125	137,969
GenOn Energy Inc.
9.50%, 10/15/18	75	71,250
NRG Energy Inc.
7.88%, 05/15/21	75	73,312
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20[a]	100	62,000

		407,031
ENTERTAINMENT — 0.48%
AMC Entertainment Inc.
9.75%, 12/01/20	50	48,750

		48,750
FOOD — 3.07%
ARAMARK Corp.
8.50%, 02/01/15	100	102,501
Del Monte Corp.
7.63%, 02/15/19	50	50,500
Post Holdings Inc.
7.38%, 02/15/22[a]	50	52,000
SUPERVALU Inc.
8.00%, 05/01/16	100	105,000

		310,001
GAS — 1.06%
Sabine Pass LNG LP
7.50%, 11/30/16	100	107,250

		107,250

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 2.07%
Biomet Inc.
11.63%, 10/15/17	$100	$108,500
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18[a]	75	77,344
12.50%, 11/01/19[a]	25	23,000

		208,844
HEALTH CARE — SERVICES — 5.95%
Community Health Systems Inc.
8.00%, 11/15/19[a]	100	105,500
DaVita Inc.
6.38%, 11/01/18	75	78,750
HCA Holdings Inc.
7.75%, 05/15/21	100	105,000
HCA Inc.
6.38%, 01/15/15	100	107,000
Health Management Associates Inc.
7.38%, 01/15/20[a]	50	52,062
IASIS Healthcare LLC
8.38%, 05/15/19	50	49,188
Tenet Healthcare Corp.
8.00%, 08/01/20	50	52,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18	50	50,937

		600,437
HOLDING COMPANIES — DIVERSIFIED — 0.81%
Offshore Group Investments Ltd.
11.50%, 08/01/15	75	82,031

		82,031
HOME BUILDERS — 0.96%
K. Hovnanian Enterprises Inc.
10.63%, 10/15/16	50	45,000
Shea Homes LP
8.63%, 05/15/19[a]	50	52,125

		97,125
HOUSEHOLD PRODUCTS & WARES — 1.81%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
9.88%, 08/15/19[a]	175	182,437

		182,437

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

LODGING — 4.41%
Ameristar Casinos Inc.
7.50%, 04/15/21	$50	$52,875
Caesars Entertainment Operating Co. Inc.
12.75%, 04/15/18	50	42,562
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16	75	79,500
Harrah’s Operating Co. Inc.
11.25%, 06/01/17	100	110,500
MGM Resorts International
6.63%, 07/15/15	75	78,000
8.63%, 02/01/19[a]	75	81,469

		444,906
MANUFACTURING — 0.81%
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18	75	81,563

		81,563
MEDIA — 5.07%
Cablevision Systems Corp.
8.63%, 09/15/17	75	82,312
Cengage Learning Acquisitions Inc.
10.50%, 01/15/15[a]	50	39,875
Clear Channel Communications Inc.
9.00%, 03/01/21	50	45,250
10.75%, 08/01/16	75	55,313
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20[a]	100	99,000
Sirius XM Radio Inc.
8.75%, 04/01/15[a]	100	113,500
Univision Communications Inc.
6.88%, 05/15/19[a]	75	75,844

		511,094
MINING — 1.09%
Novelis Inc.
8.75%, 12/15/20	100	110,250

		110,250
OIL & GAS — 7.30%
ATP Oil & Gas Corp.
11.88%, 05/01/15	50	38,500

Security	Principal (000s)	Value

Concho Resources Inc.
5.50%, 10/01/22	$75	$75,000
Denbury Resources Inc.
8.25%, 02/15/20	75	83,625
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17	50	54,875
Forest Oil Corp.
7.25%, 06/15/19	50	49,375
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19[a]	125	123,125
MEG Energy Corp.
6.50%, 03/15/21[a]	50	52,625
PetroBakken Energy Ltd.
8.63%, 02/01/20[a]	50	52,125
Plains Exploration & Production Co.
6.75%, 02/01/22	75	78,000
Samson Investment Co.
9.75%, 02/15/20[a]	75	78,281
SandRidge Energy Inc.
7.50%, 03/15/21	50	50,500

		736,031
OIL & GAS SERVICES — 0.96%
Expro Finance Luxembourg SCA
8.50%, 12/15/16[a]	100	97,000

		97,000
PACKAGING & CONTAINERS — 1.37%
Berry Plastics Corp.
9.75%, 01/15/21	50	54,625
Sealed Air Corp.
8.13%, 09/15/19[a]	75	83,813

		138,438
PHARMACEUTICALS — 1.80%
Valeant Pharmaceuticals International Inc.
7.00%, 10/01/20[a]	125	126,719
Warner Chilcott Co. LLC
7.75%, 09/15/18	50	54,625

		181,344

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

April 30, 2012

Security	Principal (000s)	Value

PIPELINES — 1.06%
Everest Acquisition LLC
9.38%, 05/01/20[a]	$100	$106,500

		106,500
REAL ESTATE — 0.55%
Toys R Us Property Co. I LLC
10.75%, 07/15/17	50	55,000

		55,000
RETAIL — 3.84%
Burger King Corp.
9.88%, 10/15/18	75	85,219
Inergy LP/Inergy Finance Corp.
7.00%, 10/01/18	75	76,875
Michaels Stores Inc.
7.75%, 11/01/18	50	52,625
Rite Aid Corp.
9.50%, 06/15/17	75	75,187
Sally Holdings LLC
6.88%, 11/15/19[a]	50	53,250
Sears Holdings Corp.
6.63%, 10/15/18	50	44,375

		387,531
SEMICONDUCTORS — 1.09%
Freescale Semiconductor Inc.
9.25%, 04/15/18[a]	100	109,625

		109,625
SOFTWARE — 3.41%
First Data Corp.
11.25%, 03/31/16	125	115,000
12.63%, 01/15/21	150	150,375
Lawson Software Inc.
9.38%, 04/01/19[a]	75	78,375

		343,750
TELECOMMUNICATIONS — 16.62%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	50	36,625
Avaya Inc.
9.75%, 11/01/15	100	99,125
Cincinnati Bell Inc.
8.38%, 10/15/20	50	50,000

Security	Principal (000s)	Value

Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15[a]	$125	$115,312
CommScope Inc.
8.25%, 01/15/19[a]	75	80,062
Cricket Communications Inc.
7.75%, 10/15/20	75	70,313
Hughes Satellite Systems Corp.
7.63%, 06/15/21	76	82,365
Intelsat (Luxembourg) SA
11.25%, 02/04/17	200	207,500
Intelsat Jackson Holdings SA
7.50%, 04/01/21	100	105,000
Level 3 Escrow Inc.
8.13%, 07/01/19[a]	75	77,062
Level 3 Financing Inc.
9.38%, 04/01/19	100	109,000
MetroPCS Wireless Inc.
7.88%, 09/01/18	75	76,875
Nextel Communications Inc. Series D
7.38%, 08/01/15	100	97,000
NII Capital Corp.
7.63%, 04/01/21	100	93,000
Sprint Capital Corp.
6.88%, 11/15/28	100	74,750
Sprint Nextel Corp.
8.38%, 08/15/17	100	96,250
UPCB Finance III Ltd.
6.63%, 07/01/20[a]	150	152,250
West Corp.
7.88%, 01/15/19	50	53,313

		1,675,802
TRANSPORTATION — 0.73%
CEVA Group PLC
11.50%, 04/01/18[a]	75	73,875

		73,875

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,204,052)		9,266,763

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

April 30, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.15%
MONEY MARKET FUNDS — 6.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	620,624	$620,624

		620,624

TOTAL SHORT-TERM INVESTMENTS
(Cost: $620,624)		620,624

TOTAL INVESTMENTS
IN SECURITIES — 98.03%
(Cost: $9,824,676)		9,887,387
Other Assets, Less Liabilities — 1.97%		198,402

NET ASSETS —100.00%		$10,085,789

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FINANCIALS SECTOR BOND FUND

April 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES - 94.31%

BANKS — 59.05%
Bank of America Corp.
3.63%, 03/17/16	$250	$248,316
7.63%, 06/01/19	100	115,063
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	150	154,833
Bank of Nova Scotia
2.90%, 03/29/16[a]	125	131,659
Barclays Bank PLC
5.13%, 01/08/20	100	105,570
5.20%, 07/10/14	100	106,025
BB&T Corp.
3.20%, 03/15/16[a]	125	132,177
BNP Paribas SA
3.60%, 02/23/16[a]	150	150,193
Capital One Financial Corp.
6.75%, 09/15/17	150	180,080
Citigroup Inc.
4.45%, 01/10/17	50	52,119
4.75%, 05/19/15	300	314,941
6.88%, 03/05/38	100	117,960
Credit Suisse New York
5.40%, 01/14/20	100	102,418
5.50%, 05/01/14	100	107,315
Deutsche Bank AG London
6.00%, 09/01/17	150	171,125
Fifth Third Bancorp
3.63%, 01/25/16	100	105,584
Goldman Sachs Group Inc. (The)
5.25%, 07/27/21	100	100,966
6.00%, 05/01/14	250	266,656
6.75%, 10/01/37	200	196,255
HSBC Holdings PLC
4.00%, 03/30/22	50	50,751
6.50%, 09/15/37	100	109,844
J.P. Morgan Chase & Co.
2.05%, 01/24/14	200	203,553
3.15%, 07/05/16	200	207,114
5.60%, 07/15/41	100	110,692

Security	Principal (000s)	Value

Lloyds TSB Bank PLC
6.38%, 01/21/21	$100	$107,664
Morgan Stanley
4.75%, 04/01/14[a]	150	151,192
5.75%, 01/25/21	300	296,602
PNC Funding Corp.
2.70%, 09/19/16[b]	200	207,787
Rabobank Nederland
3.38%, 01/19/17	150	154,501
Royal Bank of Canada
1.45%, 10/30/14	100	101,326
Royal Bank of Scotland Group PLC
3.95%, 09/21/15	175	177,057
State Street Corp.
2.88%, 03/07/16[a]	100	105,460
SunTrust Banks Inc.
3.60%, 04/15/16	75	77,908
Toronto-Dominion Bank (The)
2.38%, 10/19/16	50	51,571
U.S. Bancorp
2.20%, 11/15/16[a]	150	154,506
UBS AG Stamford
5.88%, 12/20/17	175	193,608
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	50	52,654
Wells Fargo & Co.
3.75%, 10/01/14	250	265,190
4.60%, 04/01/21	200	219,672
Westpac Banking Corp.
4.88%, 11/19/19[a]	100	108,249

		5,966,156
DIVERSIFIED FINANCIAL SERVICES — 12.72%
American Express Co.
8.15%, 03/19/38	50	76,111
American Express Credit Corp.
2.38%, 03/24/17	25	25,444
Series C
7.30%, 08/20/13	150	161,867
Credit Suisse (USA) Inc.
5.85%, 08/16/16[a]	75	84,956

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS SECTOR BOND FUND

April 30, 2012

Security	Principal (000s)	Value

General Electric Capital Corp.
2.25%, 11/09/15	$200	$204,381
6.75%, 03/15/32	200	242,986
HSBC Finance Corp.
6.68%, 01/15/21	75	80,405
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	175	195,495
Nomura Holdings Inc.
6.70%, 03/04/20	100	107,443
SLM Corp.
8.00%, 03/25/20	100	106,000

		1,285,088
HEALTH CARE — SERVICES — 3.61%
Aetna Inc.
6.63%, 06/15/36	50	63,317
Cigna Corp.
4.00%, 02/15/22	100	103,134
UnitedHealth Group Inc.
4.63%, 11/15/41	100	104,433
WellPoint Inc.
6.38%, 06/15/37	75	93,964

		364,848
INSURANCE — 13.51%
Allstate Corp. (The)
5.55%, 05/09/35	25	28,134
American International Group Inc.
4.25%, 09/15/14	150	155,790
8.18%, 05/15/38[c]	100	107,000
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	150	159,537
Chubb Corp. (The)
6.00%, 05/11/37	50	62,446
Genworth Financial Inc.
6.52%, 05/22/18	50	49,750
Hartford Financial Services Group Inc.
5.50%, 03/30/20	50	52,158
Lincoln National Corp.
8.75%, 07/01/19	100	128,138
Marsh & McLennan Companies Inc.
4.80%, 07/15/21	100	110,191

Security	Principal (000s) or Shares	Value

MetLife Inc.
6.40%, 12/15/31	$50	$48,750
6.75%, 06/01/16	100	118,566
Principal Life Income Fundings Trust
5.30%, 04/24/13	100	104,324
Prudential Financial Inc.
5.80%, 11/16/41	50	53,501
7.38%, 06/15/19	150	186,713

		1,364,998
REAL ESTATE — 1.13%
Prologis LP
6.63%, 05/15/18	100	114,751

		114,751
REAL ESTATE INVESTMENT TRUSTS — 4.29%
Boston Properties LP
3.70%, 11/15/18	100	105,675
ERP Operating LP
4.63%, 12/15/21	50	53,645
HCP Inc.
3.75%, 02/01/16	50	51,656
Health Care REIT Inc.
5.25%, 01/15/22	50	52,796
Simon Property Group LP
5.65%, 02/01/20	125	145,128
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22	25	24,669

		433,569

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,471,614)		9,529,410

SHORT-TERM INVESTMENTS — 8.89%

MONEY MARKET FUNDS — 8.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[b,d,e]	378,638	378,638

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS SECTOR BOND FUND

April 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,d,e]	39,682	$39,682
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,d]	479,843	479,843

		898,163

TOTAL SHORT-TERM INVESTMENTS
(Cost: $898,163)		898,163

TOTAL INVESTMENTS
IN SECURITIES — 103.20%
(Cost: $10,369,777)		10,427,573
Other Assets, Less Liabilities — (3.20)%		(323,386)

NET ASSETS — 100.00%		$10,104,187

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® INDUSTRIALS SECTOR BOND FUND

April 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.12%

AEROSPACE & DEFENSE — 3.42%
Boeing Co. (The)
6.00%, 03/15/19	$100	$125,442
Raytheon Co.
3.13%, 10/15/20	150	155,752
United Technologies Corp.
5.70%, 04/15/40	50	60,335

		341,529
AGRICULTURE — 5.58%
Altria Group Inc.
9.70%, 11/10/18	125	171,505
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	100	115,028
Philip Morris International Inc.
2.90%, 11/15/21	150	150,791
Reynolds American Inc.
6.75%, 06/15/17	100	119,712

		557,036
AUTO PARTS & EQUIPMENT — 1.69%
Johnson Controls Inc.
5.50%, 01/15/16[a]	150	169,157

		169,157
BEVERAGES — 7.08%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 11/15/14	200	222,353
Coca-Cola Co. (The)
3.63%, 03/15/14[a]	100	105,794
Diageo Capital PLC
4.83%, 07/15/20	100	115,434
PepsiCo Inc.
2.50%, 05/10/16	250	263,110

		706,691
BIOTECHNOLOGY — 2.11%
Amgen Inc.
5.15%, 11/15/41	100	103,772
Life Technologies Corp.
4.40%, 03/01/15	100	106,640

		210,412

Security	Principal (000s)	Value

CHEMICALS — 1.65%
Dow Chemical Co. (The)
8.55%, 05/15/19	$125	$165,305

		165,305
COMMERCIAL SERVICES — 1.16%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	100	115,500

		115,500
COMPUTERS — 4.77%
Dell Inc.
5.88%, 06/15/19[a]	125	149,959
Hewlett-Packard Co.
4.75%, 06/02/14	150	159,617
International Business Machines Corp.
5.60%, 11/30/39	50	62,447
Lexmark International Inc.
5.90%, 06/01/13	100	104,144

		476,167
COSMETICS & PERSONAL CARE — 1.02%
Procter & Gamble Co. (The)
1.45%, 08/15/16	100	101,409

		101,409
DIVERSIFIED FINANCIAL SERVICES — 4.12%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	200	258,939
John Deere Capital Corp.
1.25%, 12/02/14	150	152,066

		411,005
ENVIRONMENTAL CONTROL — 1.42%
Republic Services Inc.
5.00%, 03/01/20	125	141,713

		141,713
FOOD — 2.40%
Kraft Foods Inc.
6.50%, 02/09/40	100	124,902
Tyson Foods Inc.
10.50%, 03/01/14	100	114,453

		239,355

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

April 30, 2012

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.94%
International Paper Co.
7.95%, 06/15/18	$75	$94,363

		94,363
IRON & STEEL — 1.21%
ArcelorMittal SA
9.85%, 06/01/19[a]	100	120,874

		120,874
MEDIA — 8.61%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40	100	106,998
NBCUniversal Media LLC
5.15%, 04/30/20	250	286,695
News America Inc.
6.65%, 11/15/37	75	86,681
Time Warner Cable Inc.
4.00%, 09/01/21	100	103,654
8.25%, 02/14/14	100	111,732
Time Warner Inc.
7.70%, 05/01/32	125	164,382

		860,142
MINING — 6.09%
Alcoa Inc.
5.40%, 04/15/21	100	104,330
Barrick Gold Corp.
2.90%, 05/30/16	50	52,330
Newmont Mining Corp.
4.88%, 03/15/42	25	24,004
Rio Tinto Finance (USA) Ltd.
3.75%, 09/20/21[a]	200	211,408
Teck Resources Ltd.
5.20%, 03/01/42	25	23,951
10.75%, 05/15/19	50	61,625
Vale Overseas Ltd.
8.25%, 01/17/34	100	130,666

		608,314
OIL & GAS — 12.00%
Anadarko Petroleum Corp.
6.38%, 09/15/17	150	178,111

Security	Principal (000s)	Value

BP Capital Markets PLC
4.74%, 03/11/21[a]	$100	$113,827
ConocoPhillips
6.50%, 02/01/39	100	135,613
Encana Corp.
6.50%, 02/01/38	50	54,739
Ensco PLC
4.70%, 03/15/21	100	108,553
Husky Energy Inc.
7.25%, 12/15/19	100	124,541
Petrohawk Energy Corp.
7.25%, 08/15/18[a]	150	171,188
Shell International Finance BV
6.38%, 12/15/38	75	101,784
Suncor Energy Inc.
6.50%, 06/15/38	75	93,776
Transocean Inc.
6.38%, 12/15/21	100	116,063

		1,198,195
OIL & GAS SERVICES — 0.26%
Weatherford International Ltd.
4.50%, 04/15/22	25	25,941

		25,941
PACKAGING & CONTAINERS — 1.04%
Packaging Corp. of America
5.75%, 08/01/13[a]	100	103,580

		103,580
PHARMACEUTICALS — 6.61%
Abbott Laboratories
5.88%, 05/15/16	100	118,322
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	50	66,094
Johnson & Johnson
5.95%, 08/15/37	50	66,318
Novartis Capital Corp.
2.90%, 04/24/15	150	158,905
Pfizer Inc.
7.20%, 03/15/39	75	110,609
Schering-Plough Corp./Merck & Co. Inc.
6.55%, 09/15/37[a]	100	140,271

		660,519

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

April 30, 2012

Security	Principal (000s)	Value

RETAIL — 5.74%
Home Depot Inc. (The)
5.88%, 12/16/36	$50	$60,962
Macy’s Retail Holdings Inc.
7.88%, 07/15/15	150	176,570
Target Corp.
7.00%, 01/15/38	100	137,721
Wal-Mart Stores Inc.
6.50%, 08/15/37	150	197,578

		572,831
SEMICONDUCTORS — 1.58%
Intel Corp.
3.30%, 10/01/21	150	157,866

		157,866
SOFTWARE — 1.83%
Oracle Corp.
5.75%, 04/15/18	150	182,536

		182,536
TELECOMMUNICATIONS — 12.31%
AT&T Inc.
5.35%, 09/01/40	200	218,349
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	100	138,080
CenturyLink Inc.
7.65%, 03/15/42	50	47,438
Cisco Systems Inc.
5.90%, 02/15/39	50	61,669
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	68,939
France Telecom SA
2.75%, 09/14/16[a]	75	76,826
Qwest Corp.
7.50%, 10/01/14	50	55,749
Telecom Italia Capital SA
4.95%, 09/30/14	125	125,938
Telefonica Emisiones SAU
3.99%, 02/16/16[a]	100	96,175
Verizon Communications Inc.
7.75%, 12/01/30	150	208,437

Security	Principal (000s) or Shares	Value

Vodafone Group PLC
2.88%, 03/16/16	$125	$131,626

		1,229,226
TRANSPORTATION — 3.48%
Burlington Northern Santa Fe Corp.
7.00%, 12/15/25	100	132,559
Canadian National Railway Co.
2.85%, 12/15/21	100	101,547
CSX Corp.
7.38%, 02/01/19	50	63,321
Norfolk Southern Corp.
3.00%, 04/01/22	50	50,142

		347,569

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,850,859)		9,797,235

SHORT-TERM INVESTMENTS — 5.67%

MONEY MARKET FUNDS — 5.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[b,c,d]	353,425	353,425
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,c,d]	37,040	37,040
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	175,370	175,370

		565,835

TOTAL SHORT-TERM INVESTMENTS
(Cost: $565,835)		565,835

TOTAL INVESTMENTS
IN SECURITIES — 103.79%
(Cost: $10,416,694)		10,363,070
Other Assets, Less Liabilities — (3.79)%		(378,653)

NET ASSETS — 100.00%		$9,984,417

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® UTILITIES SECTOR BOND FUND

April 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 95.27%

DIVERSIFIED FINANCIAL SERVICES — 1.76%
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18[a]	$150	$175,637

		175,637
ELECTRIC — 64.82%
Alabama Power Co.
6.00%, 03/01/39	150	193,586
Ameren Corp.
8.88%, 05/15/14	150	169,656
Appalachian Power Co
Series Q
7.00%, 04/01/38	75	99,226
Arizona Public Service Co.
8.75%, 03/01/19	100	132,252
Commonwealth Edison Co.
1.63%, 01/15/14	200	202,920
Consolidated Edison Co. of New York Inc.
6.75%, 04/01/38	150	210,451
Constellation Energy Group Inc.
7.60%, 04/01/32	75	97,640
Consumers Energy Co.
Series P
5.50%, 08/15/16	200	231,189
Dominion Resources Inc.
1.80%, 03/15/14	150	153,031
DTE Energy Co.
6.35%, 06/01/16	200	234,267
Duke Energy Carolinas LLC
6.05%, 04/15/38	150	197,713
7.00%, 11/15/18	150	192,439
Entergy Louisiana LLC
5.40%, 11/01/24	100	114,554
Exelon Generation Co. LLC
6.25%, 10/01/39	150	173,190
FirstEnergy Corp.
7.38%, 11/15/31	175	218,689
Florida Power & Light Co.
5.69%, 03/01/40	150	189,461

Security	Principal (000s)	Value

Florida Power Corp.
6.40%, 06/15/38	$150	$200,385
Indiana Michigan Power Co.
7.00%, 03/15/19	150	185,780
Kansas City Power & Light Co.
5.30%, 10/01/41	50	53,830
Kentucky Utilities Co.
5.13%, 11/01/40[a]	100	115,026
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	250	304,663
Nevada Power Co.
6.50%, 08/01/18	100	123,905
7.13%, 03/15/19	100	126,745
Nisource Finance Corp.
5.45%, 09/15/20	200	225,508
NSTAR Electric Co.
5.63%, 11/15/17	150	176,116
Oncor Electric Delivery Co.
7.00%, 05/01/32	100	115,965
Pacific Gas & Electric Co.
5.80%, 03/01/37	100	121,589
6.05%, 03/01/34	125	154,414
Progress Energy Inc.
3.15%, 04/01/22	100	99,862
PSEG Power LLC
5.32%, 09/15/16	200	223,105
Puget Sound Energy Inc.
5.76%, 10/01/39	100	124,136
San Diego Gas & Electric Co.
3.00%, 08/15/21	150	155,972
South Carolina Electric & Gas Co.
6.63%, 02/01/32	100	129,830
Southern California Edison Co.
Series 08-A
5.95%, 02/01/38	150	193,397
TECO Finance Inc.
6.57%, 11/01/17	175	209,788
TransAlta Corp.
4.75%, 01/15/15	100	106,313
Virginia Electric and Power Co.
8.88%, 11/15/38	150	242,567

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® UTILITIES SECTOR BOND FUND

April 30, 2012

Security	Principal (000s)	Value

Xcel Energy Inc.
4.70%, 05/15/20	$250	$284,626

		6,483,786
GAS — 3.94%
Atmos Energy Corp.
8.50%, 03/15/19	100	131,977
National Grid PLC
6.30%, 08/01/16	125	144,785
Sempra Energy
6.50%, 06/01/16	100	117,934

		394,696
PIPELINES — 24.75%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	100	106,013
Enbridge Energy Partners LP
4.20%, 09/15/21[a]	150	158,543
Enbridge Inc.
5.80%, 06/15/14	100	108,921
Energy Transfer Partners LP
5.95%, 02/01/15	150	164,597
6.50%, 02/01/42	100	106,743
Enterprise Products Operating LLC
5.20%, 09/01/20	350	397,642
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	250	254,547
Magellan Midstream Partners LP
4.25%, 02/01/21	125	130,890
ONEOK Partners LP
6.13%, 02/01/41	100	113,499
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	75	85,605
Plains All American Pipeline LP
5.00%, 02/01/21	175	193,706
Southern Natural Gas Co.
5.90%, 04/01/17(b)	125	142,602
Spectra Energy Capital LLC
5.67%, 08/15/14	100	108,253
TransCanada PipeLines Ltd.
7.63%, 01/15/39	175	255,666

Security	Principal (000s) or Shares	Value

Williams Partners LP
6.30%, 04/15/40	$125	$148,122

		2,475,349

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,568,880)		9,529,468

SHORT-TERM INVESTMENTS — 5.33%

MONEY MARKET FUNDS — 5.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[c,d,e]	198,764	198,764
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	20,831	20,831
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	313,574	313,574

		533,169

TOTAL SHORT-TERM INVESTMENTS
(Cost: $533,169)		533,169

TOTAL INVESTMENTS
IN SECURITIES — 100.60%
(Cost: $10,102,049)		10,062,637
Other Assets, Less Liabilities — (0.60)%		(59,914)

NET ASSETS — 100.00%		$10,002,723

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2012

	iShares Floating Rate Note Fund	iShares Aaa - A Rated Corporate Bond Fund	iShares Baa - Ba Rated Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$118,054,584	$9,467,516	$9,693,106
Affiliated (Note 2)	11,043,012	665,518	238,218

Total cost of investments	$129,097,596	$10,133,034	$9,931,324

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$117,920,570	$9,439,314	$9,683,533
Affiliated (Note 2)	11,042,534	666,369	238,218

Total fair value of investments	128,963,104	10,105,683	9,921,751
Cash	5,262	—	—
Receivables:
Investment securities sold	—	420,749	—
Interest	148,229	105,625	135,329
Capital shares sold	4,987,731	—	—

Total Assets	134,104,326	10,632,057	10,057,080

LIABILITIES
Payables:
Investment securities purchased	5,317,241	341,576	—
Collateral for securities on loan (Note 5)	9,301,790	278,433	—
Investment advisory fees (Note 2)	16,557	1,222	493

Total Liabilities	14,635,588	621,231	493

NET ASSETS	$119,468,738	$10,010,826	$10,056,587

Net assets consist of:
Paid-in capital	$119,592,853	$10,016,574	$10,061,961
Undistributed net investment income	82,251	21,498	4,199
Undistributed net realized gain (accumulated net realized loss)	(71,874)	105	—
Net unrealized depreciation	(134,492)	(27,351)	(9,573)

NET ASSETS	$119,468,738	$10,010,826	$10,056,587

Shares outstanding[b]	2,400,000	200,000	200,000

Net asset value per share	$49.78	$50.05	$50.28

[a]	Securities on loan with values of $9,077,193, $272,586 and $ —, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2012

	iShares B - Ca Rated Corporate Bond Fund	iShares Financials Sector Bond Fund	iShares Industrials Sector Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$9,204,052	$9,264,962	$9,850,859
Affiliated (Note 2)	620,624	1,104,815	565,835

Total cost of investments	$9,824,676	$10,369,777	$10,416,694

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,266,763	$9,321,623	$9,797,235
Affiliated (Note 2)	620,624	1,105,950	565,835

Total fair value of investments	9,887,387	10,427,573	10,363,070
Receivables:
Investment securities sold	—	60,769	—
Interest	199,307	112,036	129,461

Total Assets	10,086,694	10,600,378	10,492,531

LIABILITIES
Payables:
Investment securities purchased	—	75,406	115,210
Collateral for securities on loan (Note 5)	—	418,320	390,465
Investment advisory fees (Note 2)	905	2,465	2,439

Total Liabilities	905	496,191	508,114

NET ASSETS	$10,085,789	$10,104,187	$9,984,417

Net assets consist of:
Paid-in capital	$10,015,419	$10,016,377	$10,008,528
Undistributed net investment income	7,659	25,724	24,085
Undistributed net realized gain	—	4,290	5,428
Net unrealized appreciation (depreciation)	62,711	57,796	(53,624)

NET ASSETS	$10,085,789	$10,104,187	$9,984,417

Shares outstanding[b]	200,000	200,000	200,000

Net asset value per share	$50.43	$50.52	$49.92

[a]	Securities on loan with values of $ —, $408,598 and $381,755, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2012

iShares Utilities Sector Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$9,568,880
Affiliated (Note 2)	533,169

Total cost of investments	$10,102,049

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,529,468
Affiliated (Note 2)	533,169

Total fair value of investments	10,062,637
Receivables:
Investment securities sold	141,476
Interest	121,221

Total Assets	10,325,334

LIABILITIES
Payables:
Investment securities purchased	100,575
Collateral for securities on loan (Note 5)	219,595
Investment advisory fees (Note 2)	2,441

Total Liabilities	322,611

NET ASSETS	$10,002,723

Net assets consist of:
Paid-in capital	$10,016,745
Undistributed net investment income	26,062
Accumulated net realized loss	(672)
Net unrealized depreciation	(39,412)

NET ASSETS	$10,002,723

Shares outstanding[b]	200,000

Net asset value per share	$50.01

[a]	Securities on loan with a value of $214,343. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2012

	iShares Floating Rate Note Fund	iShares Aaa - A Rated Corporate Bond Fund[a]	iShares Baa - Ba Rated Corporate Bond Fund[b]

NET INVESTMENT INCOME
Interest — unaffiliated	$430,683	$54,363	$4,691
Interest — affiliated (Note 2)	1,940	645	1
Securities lending income — affiliated (Note 2)	8,099	79	—

Total investment income	440,722	55,087	4,692

EXPENSES
Investment advisory fees (Note 2)	68,696	3,098	493

Total expenses	68,696	3,098	493

Net investment income	372,026	51,989	4,199

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(25,783)	105	—
Investments — affiliated (Note 2)	(1,652)	—	—

Net realized gain (loss)	(27,435)	105	—

Net change in unrealized appreciation/depreciation	528,434	(27,351)	(9,573)

Net realized and unrealized gain (loss)	500,999	(27,246)	(9,573)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$873,025	$24,743	$(5,374)

[a]	For the period from February 14, 2012 (commencement of operations) to April 30, 2012.
[b]	For the period from April 24, 2012 (commencement of operations) to April 30, 2012.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period ended April 30, 2012

	iShares B - Ca Rated Corporate Bond Fund[a]	iShares Financials Sector Bond Fund[b]	iShares Industrials Sector Bond Fund[b]

NET INVESTMENT INCOME
Interest — unaffiliated	$8,562	$68,198	$65,090
Interest — affiliated (Note 2)	2	855	19
Securities lending income — affiliated (Note 2)	—	82	85

Total investment income	8,564	69,135	65,194

EXPENSES
Investment advisory fees (Note 2)	905	6,243	6,182

Total expenses	905	6,243	6,182

Net investment income	7,659	62,892	59,012

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	4,290	5,428

Net realized gain	—	4,290	5,428

Net change in unrealized appreciation/depreciation	62,711	57,796	(53,624)

Net realized and unrealized gain (loss)	62,711	62,086	(48,196)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,370	$124,978	$10,816

[a]	For the period from April 24, 2012 (commencement of operations) to April 30, 2012.
[b]	For the period from February 14, 2012 (commencement of operations) to April 30, 2012.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period ended April 30, 2012

iShares Utilities Sector Bond Fund[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$69,803
Interest — affiliated (Note 2)	25
Securities lending income — affiliated (Note 2)	64

Total investment income	69,892

EXPENSES
Investment advisory fees (Note 2)	6,180

Total expenses	6,180

Net investment income	63,712

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(672)

Net realized loss	(672)

Net change in unrealized appreciation/depreciation	(39,412)

Net realized and unrealized loss	(40,084)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,628

[a]	For the period from February 14, 2012 (commencement of operations) to April 30, 2012.

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Floating Rate Note Fund		iShares Aaa - A Rated Corporate Bond Fund
	Six months ended April 30, 2012 (Unaudited)	Period from June 14, 2011[a] to October 31, 2011	Period from February 14, 2012[a] to April 30, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$372,026	$126,983	$51,989
Net realized gain (loss)	(27,435)	(87,274)	105
Net change in unrealized appreciation/depreciation	528,434	(662,926)	(27,351)

Net increase (decrease) in net assets resulting from operations	873,025	(623,217)	24,743

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(333,142)	(83,489)	(30,491)

Total distributions to shareholders	(333,142)	(83,489)	(30,491)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	59,792,763	69,668,836	10,016,574
Cost of shares redeemed	—	(9,826,038)	—

Net increase in net assets from capital share transactions	59,792,763	59,842,798	10,016,574

INCREASE IN NET ASSETS	60,332,646	59,136,092	10,010,826

NET ASSETS
Beginning of period	59,136,092	—	—

End of period	$119,468,738	$59,136,092	$10,010,826

Undistributed net investment income included in net assets at end of period	$82,251	$43,367	$21,498

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	1,400,000	200,000
Shares redeemed	—	(200,000)	—

Net increase in shares outstanding	1,200,000	1,200,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Baa - Ba Rated Corporate Bond Fund	iShares B - Ca Rated Corporate Bond Fund
	Period from April 24, 2012[a] to April 30, 2012 (Unaudited)	Period from April 24, 2012[a] to April 30, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,199	$7,659
Net change in unrealized appreciation/depreciation	(9,573)	62,711

Net increase (decrease) in net assets resulting from operations	(5,374)	70,370

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,061,961	10,015,419

Net increase in net assets from capital share transactions	10,061,961	10,015,419

INCREASE IN NET ASSETS	10,056,587	10,085,789

NET ASSETS
Beginning of period	—	—

End of period	$10,056,587	$10,085,789

Undistributed net investment income included in net assets at end of period	$4,199	$7,659

SHARES ISSUED
Shares sold	200,000	200,000

Net increase in shares outstanding	200,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Financials Sector Bond Fund	iShares Industrials Sector Bond Fund
	Period from February 14, 2012[a] to April 30, 2012 (Unaudited)	Period from February 14, 2012[a] to April 30, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$62,892	$59,012
Net realized gain	4,290	5,428
Net change in unrealized appreciation/depreciation	57,796	(53,624)

Net increase in net assets resulting from operations	124,978	10,816

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(37,168)	(34,927)

Total distributions to shareholders	(37,168)	(34,927)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,016,377	10,008,528

Net increase in net assets from capital share transactions	10,016,377	10,008,528

INCREASE IN NET ASSETS	10,104,187	9,984,417

NET ASSETS
Beginning of period	—	—

End of period	$10,104,187	$9,984,417

Undistributed net investment income included in net assets at end of period	$25,724	$24,085

SHARES ISSUED
Shares sold	200,000	200,000

Net increase in shares outstanding	200,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares Utilities Sector Bond Fund
Period from February 14, 2012[a] to April 30, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$63,712
Net realized loss	(672)
Net change in unrealized appreciation/depreciation	(39,412)

Net increase in net assets resulting from operations	23,628

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(37,650)

Total distributions to shareholders	(37,650)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,016,745

Net increase in net assets from capital share transactions	10,016,745

INCREASE IN NET ASSETS	10,002,723

NET ASSETS
Beginning of period	—

End of period	$10,002,723

Undistributed net investment income included in net assets at end of period	$26,062

SHARES ISSUED
Shares sold	200,000

Net increase in shares outstanding	200,000

[a]	Commencement of operations.

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Floating Rate Note Fund

	Six months ended Apr. 30, 2012 (Unaudited)	Period from Jun. 14, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$49.28	$50.01

Income from investment operations:
Net investment income[b]	0.27	0.13
Net realized and unrealized gain (loss)[c]	0.48	(0.79)

Total from investment operations	0.75	(0.66)

Less distributions from:
Net investment income	(0.25)	(0.07)

Total distributions	(0.25)	(0.07)

Net asset value, end of period	$49.78	$49.28

Total return	1.53%[d]	(1.31)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$119,469	$59,136
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.08%	0.70%
Portfolio turnover rate[f]	11%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Aaa - A Rated Corporate Bond Fund
Period from Feb. 14, 2012[a] to Apr. 30, 2012 (Unaudited)
Net asset value, beginning of period	$50.07

Income from investment operations:
Net investment income[b]	0.26
Net realized and unrealized loss[c]	(0.13)

Total from investment operations	0.13

Less distributions from:
Net investment income	(0.15)

Total distributions	(0.15)

Net asset value, end of period	$50.05

Total return	0.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,011
Ratio of expenses to average net assets[e]	0.15%
Ratio of net investment income to average net assets[e]	2.52%
Portfolio turnover rate[f]	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Baa - Ba Rated Corporate Bond Fund
Period from Apr. 24, 2012[a] to Apr. 30, 2012 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income[b]	0.02
Net realized and unrealized gain[c]	0.26

Total from investment operations	0.28

Net asset value, end of period	$50.28

Total return	0.56%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,057
Ratio of expenses to average net assets[e]	0.30%
Ratio of net investment income to average net assets[e]	2.56%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares B - Ca Rated Corporate Bond Fund
Period from Apr. 24, 2012[a] to Apr. 30, 2012 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income[b]	0.04
Net realized and unrealized gain[c]	0.39

Total from investment operations	0.43

Net asset value, end of period	$50.43

Total return	0.86%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,086
Ratio of expenses to average net assets[e]	0.55%
Ratio of net investment income to average net assets[e]	4.65%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Financials Sector Bond Fund
Period from Feb. 14, 2012[a] to Apr. 30, 2012 (Unaudited)
Net asset value, beginning of period	$50.07

Income from investment operations:
Net investment income[b]	0.31
Net realized and unrealized gain[c]	0.33

Total from investment operations	0.64

Less distributions from:
Net investment income	(0.19)

Total distributions	(0.19)

Net asset value, end of period	$50.52

Total return	1.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,104
Ratio of expenses to average net assets[e]	0.30%
Ratio of net investment income to average net assets[e]	3.02%
Portfolio turnover rate[f]	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Industrials Sector Bond Fund
Period from Feb. 14, 2012[a] to Apr. 30, 2012 (Unaudited)
Net asset value, beginning of period	$50.03

Income from investment operations:
Net investment income[b]	0.30
Net realized and unrealized loss[c]	(0.24)

Total from investment operations	0.06

Less distributions from:
Net investment income	(0.17)

Total distributions	(0.17)

Net asset value, end of period	$49.92

Total return	0.15%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,984
Ratio of expenses to average net assets[e]	0.30%
Ratio of net investment income to average net assets[e]	2.86%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Utilities Sector Bond Fund
Period from Feb. 14, 2012[a] to Apr. 30, 2012 (Unaudited)
Net asset value, beginning of period	$50.07

Income from investment operations:
Net investment income[b]	0.32
Net realized and unrealized loss[c]	(0.19)

Total from investment operations	0.13

Less distributions from:
Net investment income	(0.19)

Total distributions	(0.19)

Net asset value, end of period	$50.01

Total return	0.24%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,003
Ratio of expenses to average net assets[e]	0.30%
Ratio of net investment income to average net assets[e]	3.09%
Portfolio turnover rate[f]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Fund	Diversification Classification
Floating Rate Note	Non-diversified
Aaa - A Rated Corporate Bond[a]	Non-diversified
Baa - Ba Rated Corporate Bond[b]	Non-diversified
B - Ca Rated Corporate Bond[b]	Non-diversified
Financials Sector Bond[a]	Non-diversified
Industrials Sector Bond[a]	Non-diversified
Utilities Sector Bond[a]	Non-diversified

[a]	The Fund commenced operations on February 14, 2012.
[b]	The Fund commenced operations on April 24, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Floating Rate Note
Assets:
Corporate Bonds & Notes	$—	$115,769,574	$—	$115,769,574
Foreign Agency Obligations	—	2,399,176	—	2,399,176
Short-Term Investments	10,794,354	—	—	10,794,354

	$10,794,354	$118,168,750	$—	$128,963,104

Aaa - A Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$9,595,154	$—	$9,595,154
Short-Term Investments	510,529	—	—	510,529

	$510,529	$9,595,154	$—	$10,105,683

Baa - Ba Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$9,683,533	$—	$9,683,533
Short-Term Investments	238,218	—	—	238,218

	$238,218	$9,683,533	$—	$9,921,751

B - Ca Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$9,266,763	$—	$9,266,763
Short-Term Investments	620,624	—	—	620,624

	$620,624	$9,266,763	$—	$9,887,387

Financials Sector Bond
Assets:
Corporate Bonds & Notes	$—	$9,529,410	$—	$9,529,410
Short-Term Investments	898,163	—	—	898,163

	$898,163	$9,529,410	$—	$10,427,573

Industrials Sector Bond
Assets:
Corporate Bonds & Notes	$—	$9,797,235	$—	$9,797,235
Short-Term Investments	565,835	—	—	565,835

	$565,835	$9,797,235	$—	$10,363,070

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Utilities Sector Bond
Assets:
Corporate Bonds & Notes	$—	$9,529,468	$—	$9,529,468
Short-Term Investments	533,169	—	—	533,169

	$533,169	$9,529,468	$—	$10,062,637

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited)  (Continued)

iSHARES® TRUST

responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Fund	Investment Advisory Fee
Floating Rate Note	0.20%
Aaa - A Rated Corporate Bond	0.15
Baa - Ba Rated Corporate Bond	0.30
B - Ca Rated Corporate Bond	0.55
Financials Sector Bond	0.30
Industrials Sector Bond	0.30
Utilities Sector Bond	0.30

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended April 30, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Fund	Securities Lending Agent Fees
Floating Rate Note	$4,361
Aaa - A Rated Corporate Bond	42
Financials Sector Bond	44
Industrials Sector Bond	46
Utilities Sector Bond	34

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

As of April 30, 2012, The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)  (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the period ended April 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Fund and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Floating Rate Note
PNC Funding Corp.
0.67%, 01/31/14	$400	$—	$(150)	$250	$248,180	$1,519	$(1,652)

Aaa - A Rated Corporate Bond
PNC Funding Corp.
2.70%, 09/19/16	$—	$150	$—	$150	$155,840	$612	$—

Financials Sector Bond
PNC Funding Corp.
2.70%, 09/19/16	$—	$200	$—	$200	$207,787	$815	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended April 30, 2012 were as follows:

iShares Fund	Purchases	Sales
Floating Rate Note	$70,458,513	$7,725,027
Aaa - A Rated Corporate Bond	1,232,903	917,824
Baa - Ba Rated Corporate Bond	9,694,274	—
B - Ca Rated Corporate Bond	9,204,060	—
Financials Sector Bond	607,740	460,680
Industrials Sector Bond	458,578	237,763
Utilities Sector Bond	250,751	262,744

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited)  (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the period ended April 30, 2012 were as follows:

iShares Fund	In-kind Purchases	In-kind Sales
Aaa - A Rated Corporate Bond	$9,335,868	$—
Financials Sector Bond	9,340,877	—
Industrials Sector Bond	9,656,323	—
Utilities Sector Bond	9,608,979	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of April 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of April 30, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)  (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2011, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Fund	Non-expiring[a]
Floating Rate Note	$30,657

[a]	Must be utilized prior to losses subject to expirations.

As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Floating Rate Note	$129,111,347	$163,621	$(311,864)	$(148,243)
Aaa - A Rated Corporate Bond	10,133,034	31,567	(58,918)	(27,351)
Baa - Ba Rated Corporate Bond	9,931,324	26,340	(35,913)	(9,573)
B - Ca Rated Corporate Bond	9,824,676	76,788	(14,077)	62,711
Financials Sector Bond	10,369,777	84,679	(26,883)	57,796
Industrials Sector Bond	10,416,694	28,152	(81,776)	(53,624)
Utilities Sector Bond	10,102,049	41,286	(80,698)	(39,412)

Management has reviewed the tax positions as of April 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	65

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I. iShares Aaa - A Rated Corporate Bond Fund, iShares Financials Sector Bond Fund, iShares Industrials Sector Bond Fund, and iShares Utilities Sector Bond Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA on behalf of the Funds (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 5-6, 2011, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at-cost” service providers). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Funds fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for the iShares Aaa – A Rated Corporate Bond Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving shareholders of such Fund, from inception, the benefits of lower fees. The Board further noted that should material economies of scale exist in the future for the other Funds, a breakpoint structure for the iShares Financials Sector Bond Fund, iShares Industrials Sector Bond Fund, and iShares Utilities Sector Bond Fund may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indexes as the Funds. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

II. iShares Baa - Ba Rated Corporate Bond Fund and iShares B - Ca Rated Corporate Bond Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA on behalf of the Funds (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on March 14-15, 2012, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of various factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and, for the iShares Baa – Ba Rated Corporate Bond Fund, funds sponsored by “at-cost” service providers). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Funds fees would be appropriate.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	69

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indexes as the Funds. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for lending any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Floating Rate Note	$0.24242	$—	$0.00745	$0.24987	97%	—%	3%		100%
Industrials Sector Bond	0.17459	—	0.00005	0.17464	100	—	0	[a]	100
Utilities Sector Bond	0.18823	—	0.00002	0.18825	100	—	0	[a]	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	71

Notes:

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	73

Notes:

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Go paperless. . .
It’s Fast, Convenient, and Timely!
To sign up today, go to www.icsdelivery.com

iS-SAR-104-0412

April 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares Barclays CMBS Bond Fund  |  CMBS  |  NYSE Arca

iShares Barclays GNMA Bond Fund  |  GNMA  |  NASDAQ

iShares Barclays U.S. Treasury Bond Fund  |  GOVT  |  NYSE Arca

Fund Performance Overview

iSHARES® BARCLAYS CMBS BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
1.19%	1.54%	1.60%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays CMBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. CMBS (ERISA Only) Index (the “Index”). The Index measures the performance of ERISA eligible investment-grade commercial mortgage-backed securities (CMBS), which are classes of securities (known as “certificates”) that represent interests in “pools” of commercial mortgages. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through April 30, 2012, the total return for the Fund was 1.19%, net of fees, while the total return for the Index was 1.60%.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

BOND CREDIT QUALITY

As of 4/30/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	52.90%
Aa1	0.52
Aa2	4.23
Aa3	3.35
A1	7.79
A2	1.87
A3	0.74
Baa1	1.15
Baa3	1.29
Not Rated	26.16

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

GS Mortgage Securities Corp. II Series 2007-GG10, Class A4, 5.79%, 08/10/45	3.68%
GMAC Commercial Mortgage Securities Inc. Series 2004-C2, Class A4, 5.30%, 08/10/38	3.49
LB-UBS Commercial Mortgage Trust Series 2006-C4, Class A4, 6.07%, 06/15/38	3.20
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2007-2, Class A4, 5.63%, 04/10/49	2.64
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4, 5.37%, 09/15/39	2.64
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7, 5.32%, 06/10/36	2.56
LB Commercial Conduit Mortgage Trust Series 2007-C3, Class A4, 6.11%, 07/15/44	2.48
Morgan Stanley Capital I Series 2006-HQ9, Class A4, 5.73%, 07/12/44	2.45
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2003-LN1, Class A2, 4.92%, 10/15/37	2.44
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class A4A, 4.87%, 09/11/42	2.38

TOTAL	27.96%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® BARCLAYS GNMA BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
0.36%	0.72%	0.47%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays GNMA Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. GNMA Bond Index (the “Index”). The Index is a market-capitalization weighted index that measures the performance of mortgage-backed pass-through securities issued by the Government National Mortgage Association (GNMA). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through April 30, 2012, the total return for the Fund was 0.36%, net of fees, while the total return for the Index was 0.47%.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® BARCLAYS GNMA BOND FUND

PORTFOLIO ALLOCATION

As of 4/30/12

Issuer/Investment Type	Percentage of Net Assets

Government National Mortgage Association	95.85%
Federal National Mortgage Association	3.18
Short-Term and Other Net Assets	0.97

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS*

As of 4/30/12

Security	Percentage of Net Assets

Government National Mortgage Association, 4.50%, 05/01/42	17.02%
Government National Mortgage Association, 4.50%, 05/01/42	15.05
Government National Mortgage Association, 5.00%, 05/01/42	11.69
Government National Mortgage Association, 4.00%, 05/01/42	9.91
Government National Mortgage Association, 5.00%, 05/01/42	9.50
Government National Mortgage Association, 5.50%, 05/01/42	9.02
Government National Mortgage Association, 6.00%, 05/01/42	8.55
Government National Mortgage Association, 4.00%, 05/01/42	7.55
Government National Mortgage Association, 3.50%, 05/01/42	5.25
Government National Mortgage Association, 3.50%, 05/01/27	2.31

TOTAL	95.85%

*	Excludes money market funds.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® BARCLAYS U.S. TREASURY BOND FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
0.22%	0.22%	0.27%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays U.S. Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Bond Index (the “Index”). The Index is a market-capitalization weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through April 30, 2012, the total return for the Fund was 0.22%, net of fees, while the total return for the Index was 0.27%.

PORTFOLIO ALLOCATION

As of 4/30/12

Maturity	Percentage of Total Investments*

1-5 Years	63.99%
5-10 Years	16.99
10-15 Years	6.93
15-20 Years	1.39
More than 20 Years	10.70

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

U.S. Treasury Notes, 2.38%, 10/31/14	11.21%
U.S. Treasury Notes, 1.38%, 11/30/18	11.02
U.S. Treasury Notes, 4.25%, 11/15/13	9.91
U.S. Treasury Notes, 4.50%, 02/15/16	9.20
U.S. Treasury Notes, 3.25%, 03/31/17	6.72

TOTAL	48.06%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 (or commencement of operations, as applicable) to April 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value [a] (11/1/11)	Ending Account Value (4/30/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (11/1/11 to 4/30/12)
Barclays CMBS
Actual	$1,000.00	$1,011.90	0.25%	$0.52
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26
Barclays GNMA
Actual	1,000.00	1,003.60	0.25	0.52
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26
Barclays U.S. Treasury
Actual	1,000.00	1,002.20	0.15	0.31
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.15	0.75

[a]	The beginning of the period (commencement of operations) for the Funds is February 14, 2012.
[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (76 days) and divided by the number of days in the year (366 days). Hypothetical expenses for the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS CMBS BOND FUND

April 30, 2012

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 99.27%

MORTGAGE-BACKED SECURITIES — 99.27%
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2004-1, Class A4
4.76%, 11/10/39	$465	$488,443
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2005-4, Class A5A
4.93%, 07/10/45	650	714,152
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2005-6, Class A4
5.19%, 09/10/47[a]	335	374,253
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2006-2, Class AAB
5.71%, 05/10/45[a]	139	144,960
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2006-5, Class AM
5.45%, 09/10/47	350	343,765
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2007-1, Class A3
5.45%, 01/15/49	380	404,224
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2007-2, Class A4
5.63%, 04/10/49[a]	700	794,531
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2007-2, Class AAB
5.58%, 04/10/49[a]	280	300,137
Banc of America Merrill Lynch Commercial Mortgage Inc. Series 2008-1, Class A4
6.21%, 02/10/51[a]	130	152,286

Security	Principal (000s)	Value

Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class AAB
5.38%, 12/11/40	$148	$153,300
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class A4A
4.87%, 09/11/42	650	715,257
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class AJ
5.61%, 09/11/41[a]	365	317,650
Bear Stearns Commercial Mortgage Securities Series 2007-PW18, Class AM
6.08%, 06/11/50[a]	400	419,873
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class AJ
5.97%, 09/11/42[a]	140	124,065
CFCRE Commercial Mortgage Trust Series 2011-C2, Class A2
3.06%, 12/15/47	145	151,178
Citigroup Commercial Mortgage Trust Series 2007-C6, Class A4
5.70%, 12/10/49[a]	300	345,222
Citigroup Commercial Mortgage Trust Series 2007-C6, Class ASB
5.70%, 12/10/49[a]	140	150,014
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AJ
5.40%, 07/15/44[a]	230	220,456
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C5, Class A4
4.83%, 11/15/37	340	366,935
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class A4
5.01%, 02/15/38[a]	436	472,967

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

April 30, 2012

Security	Principal (000s)	Value

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3, Class A3
4.65%, 07/15/37	$250	$264,822
Credit Suisse Mortgage Capital Certificates Series 2006-C2, Class A2
5.85%, 03/15/39[a]	403	417,066
Credit Suisse Mortgage Capital Certificates Series 2006-C2, Class A3
5.85%, 03/15/39[a]	650	713,470
Credit Suisse Mortgage Capital Certificates Series 2007-C3, Class A4
5.87%, 06/15/39[a]	345	375,016
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class AM
5.31%, 11/10/45[a]	150	156,442
GE Capital Commercial Mortgage Corp. Series 2007-C1, Class A4
5.54%, 12/10/49	310	339,235
GMAC Commercial Mortgage Securities Inc. Series 2004-C2, Class A4
5.30%, 08/10/38[a]	983	1,051,050
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7
5.32%, 06/10/36[a]	725	770,887
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5
5.22%, 04/10/37[a]	300	327,785
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4
5.44%, 03/10/39	450	495,982
GS Mortgage Securities Corp. II Series 2004-GG2, Class A6
5.40%, 08/10/38[a]	350	377,324
GS Mortgage Securities Corp. II Series 2006-GG8, Class A4
5.56%, 11/10/39	340	384,411

Security	Principal (000s)	Value

GS Mortgage Securities Corp. II Series 2007-GG10, Class A4
5.79%, 08/10/45[a]	$1,000	$1,108,000
GS Mortgage Securities Corp. II Series 2012-GC6, Class A3
3.48%, 01/10/45	200	205,377
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2003-LN1, Class A2
4.92%, 10/15/37[a]	700	732,816
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class A4
4.92%, 10/15/42[a]	250	270,857
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	210	223,404
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB16, Class AM
5.59%, 05/12/45	150	153,290
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB17, Class A4
5.43%, 12/12/43	400	445,536
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP8, Class A4
5.40%, 05/15/45	330	373,230
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP9, Class A3
5.34%, 05/15/47	300	330,520
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP9, Class AM
5.37%, 05/15/47	400	386,213

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

April 30, 2012

Security	Principal (000s)	Value

J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB19, Class A3
5.93%, 02/12/49[a]	$530	$557,640
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class A4
6.00%, 06/15/49[a]	305	336,803
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX, Class A3
5.42%, 01/15/49	205	228,998
LB Commercial Mortgage Trust Series 2007-C3, Class A4
6.11%, 07/15/44[a]	650	746,239
LB-UBS Commercial Mortgage Trust Series 2005-C3, Class AJ
4.84%, 07/15/40	300	295,845
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
4.95%, 09/15/30	579	635,854
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class AAB
5.17%, 11/15/30	132	138,289
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class AM
5.26%, 11/15/40[a]	460	494,505
LB-UBS Commercial Mortgage Trust Series 2006-C4, Class A4
6.07%, 06/15/38[a]	845	962,423
LB-UBS Commercial Mortgage Trust Series 2006-C4, Class AAB
6.04%, 06/15/32[a]	131	138,955
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4
5.37%, 09/15/39	700	794,179
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AAB
5.34%, 09/15/39	222	232,852

Security	Principal (000s)	Value

LB-UBS Commercial Mortgage Trust Series 2006-C7, Class AM
5.38%, 11/15/38	$250	$252,744
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3
5.43%, 02/15/40	450	497,674
LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AM
6.11%, 07/15/40[a]	320	321,836
Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4
5.24%, 11/12/35[a]	355	372,219
Merrill Lynch Mortgage Trust Series 2005-CKI1, Class AJ
5.39%, 11/12/37[a]	275	262,178
Merrill Lynch Mortgage Trust Series 2008-C1, Class A4
5.69%, 02/12/51	125	143,205
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class AM
5.20%, 12/12/49[a]	190	183,259
Morgan Stanley Capital I Series 2005-IQ9, Class A5
4.70%, 07/15/56	250	269,669
Morgan Stanley Capital I Series 2005-IQ10, Class A4A
5.23%, 09/15/42[a]	560	618,196
Morgan Stanley Capital I Series 2006-HQ9, Class A4
5.73%, 07/12/44[a]	650	738,316
Morgan Stanley Capital I Series 2006-IQ11, Class A4
5.90%, 10/15/42[a]	330	372,127
Morgan Stanley Capital I Series 2006-T23, Class A4
5.99%, 08/12/41[a]	325	375,877
Morgan Stanley Capital I Series 2007-IQ16, Class AM
6.31%, 12/12/49[a]	200	209,566

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

April 30, 2012

Security	Principal (000s) or Shares	Value

Morgan Stanley Capital I Series 2007-T25, Class A2
5.51%, 11/12/49	$214	$219,398
Morgan Stanley Capital I Series 2007-T25, Class A3
5.51%, 11/12/49[a]	240	272,686
Morgan Stanley Capital I Series 2011-C3, Class A3
4.05%, 07/15/49	250	268,352
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A3
3.60%, 01/10/45	115	119,610
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class A4
4.94%, 04/15/42	345	377,260
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
5.92%, 05/15/43[a]	425	485,498
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class AM
5.60%, 10/15/48[a]	180	178,558
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2007-C32, Class A3
5.93%, 06/15/49[a]	650	713,467

		29,870,678

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $29,942,616)		29,870,678

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b],c	67,487	67,487

		67,487

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,487)		67,487

Value

TOTAL INVESTMENTS IN SECURITIES — 99.49%
(Cost: $30,010,103)	$29,938,165
Other Assets, Less Liabilities — 0.51%	153,219

NET ASSETS — 100.00%	$30,091,384

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GNMA BOND FUND

April 30, 2012

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.03%

MORTGAGE-BACKED SECURITIES — 99.03%
Federal National Mortgage Association
3.50%, 05/01/42[a]	$50	$52,742
4.00%, 05/01/27[a]	70	74,441
4.50%, 05/01/27[a]	30	32,222
Government National Mortgage Association
3.50%, 05/01/27[a]	110	115,861
3.50%, 05/01/42[a]	250	263,086
4.00%, 05/01/42[a]	810	875,778
4.50%, 05/01/42[a]	1,470	1,608,544
5.00%, 05/01/42[a]	960	1,062,988
5.50%, 05/01/42[a]	405	452,271
6.00%, 05/01/42[a]	380	428,806

		4,966,739

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $4,966,958)		4,966,739

SHORT-TERM INVESTMENTS — 100.02%

MONEY MARKET FUNDS — 100.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b],c	5,016,572	5,016,572

		5,016,572

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,016,572)		5,016,572

TOTAL INVESTMENTS IN SECURITIES — 199.05%
(Cost: $9,983,530)		9,983,311
Other Assets, Less Liabilities — (99.05)%		(4,967,852)

NET ASSETS — 100.00%		$5,015,459

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS U.S. TREASURY BOND FUND

April 30, 2012

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 99.02%
U.S. Treasury Bonds
3.13%, 11/15/41	$3,712	$3,725,066
3.13%, 02/15/42[a]	597	599,127
4.38%, 02/15/38[a]	4,992	6,248,437
4.38%, 05/15/41	12,800	16,056,192
4.50%, 02/15/36	401	509,995
4.50%, 05/15/38[a]	5,250	6,698,955
6.25%, 08/15/23	3,840	5,453,606
6.25%, 05/15/30	2,907	4,412,057
6.75%, 08/15/26[a]	1,478	2,250,821
7.13%, 02/15/23	9,473	14,212,492
U.S. Treasury Notes
0.38%, 06/30/13	9,500	9,516,340
0.38%, 11/15/14[a]	6,016	6,021,896
0.88%, 11/30/16	19,072	19,201,499
1.00%, 10/31/16	3,200	3,241,984
1.38%, 11/30/18[a]	34,816	35,183,309
1.38%, 02/28/19[a]	2,641	2,659,221
1.88%, 02/28/14	8,578	8,829,490
1.88%, 06/30/15	12,800	13,378,689
2.00%, 11/15/21[a]	256	258,780
2.13%, 08/15/21	3,200	3,281,728
2.38%, 10/31/14[a]	34,096	35,817,508
2.38%, 02/28/15	2,049	2,163,017
3.13%, 05/15/21	6,400	7,134,527
3.25%, 03/31/17	19,200	21,457,345
3.38%, 07/31/13[a]	19,200	19,954,178
4.25%, 11/15/13	29,824	31,652,809
4.50%, 02/15/16[a]	25,600	29,369,855
4.63%, 02/15/17[a]	1,492	1,761,726
8.75%, 08/15/20	3,328	5,198,303

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $311,265,232)		316,248,952

SHORT-TERM INVESTMENTS — 25.34%

MONEY MARKET FUNDS — 25.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[b,c,d]	72,683,801	72,683,801

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,c,d]	7,617,418	$7,617,418
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b],c	636,191	636,191

		80,937,410

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,937,410)		80,937,410

TOTAL INVESTMENTS IN SECURITIES — 124.36% (Cost: $392,202,642)		397,186,362
Other Assets, Less Liabilities — (24.36)%		(77,793,310)

NET ASSETS — 100.00%		$319,393,052

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2012

	iShares Barclays CMBS Bond Fund	iShares Barclays GNMA Bond Fund	iShares Barclays U.S. Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$29,942,616	$4,966,958	$311,265,232
Affiliated (Note 2)	67,487	5,016,572	80,937,410

Total cost of investments	$30,010,103	$9,983,530	$392,202,642

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$29,870,678	$4,966,739	$316,248,952
Affiliated (Note 2)	67,487	5,016,572	80,937,410

Total fair value of investments	29,938,165	9,983,311	397,186,362
Cash	—	—	4,382
Receivables:
Investment securities sold	—	171,252	122,663
Interest	72,270	11,784	2,419,078
Capital shares sold	15,081,213	—	—

Total Assets	45,091,648	10,166,347	399,732,485

LIABILITIES
Payables:
Investment securities purchased	14,996,888	5,149,862	—
Collateral for securities on loan (Note 5)	—	—	80,301,219
Investment advisory fees (Note 2)	3,376	1,026	38,214

Total Liabilities	15,000,264	5,150,888	80,339,433

NET ASSETS	$30,091,384	$5,015,459	$319,393,052

Net assets consist of:
Paid-in capital	$30,120,955	$5,005,324	$314,209,145
Undistributed (distributions in excess of) net investment income	41,667	(8,199)	200,309
Undistributed net realized gain (accumulated net realized loss)	700	18,553	(122)
Net unrealized appreciation (depreciation)	(71,938)	(219)	4,983,720

NET ASSETS	$30,091,384	$5,015,459	$319,393,052

Shares outstanding[b]	600,000	100,000	12,800,000

Net asset value per share	$50.15	$50.15	$24.95

[a]	Securities on loan with values of $ —, $ — and $78,815,839, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Operations (Unaudited)

iSHARES® TRUST

Period ended April 30, 2012

	iShares Barclays CMBS Bond Fund[a]	iShares Barclays GNMA Bond Fund[a]	iShares Barclays U.S. Treasury Bond Fund[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$123,791	$—	$432,240
Interest — affiliated (Note 2)	8	380	13
Securities lending income — affiliated (Note 2)	—	—	9,966

Total investment income	123,799	380	442,219

EXPENSES
Investment advisory fees (Note 2)	7,069	2,593	56,921

Total expenses	7,069	2,593	56,921

Net investment income (loss)	116,730	(2,213)	385,298

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	700	18,553	(122)

Net realized gain (loss)	700	18,553	(122)

Net change in unrealized appreciation/depreciation	(71,938)	(219)	4,983,720

Net realized and unrealized gain (loss)	(71,238)	18,334	4,983,598

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,492	$16,121	$5,368,896

[a]	For the period from February 14, 2012 (commencement of operations) to April 30, 2012.

See notes to financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays CMBS Bond Fund	iShares Barclays GNMA Bond Fund	iShares Barclays U.S. Treasury Bond Fund
	Period from February 14, 2012[a] to April 30, 2012 (Unaudited)	Period from February 14, 2012[a] to April 30, 2012 (Unaudited)	Period from February 14, 2012[a] to April 30, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$116,730	$(2,213)	$385,298
Net realized gain (loss)	700	18,553	(122)
Net change in unrealized appreciation/depreciation	(71,938)	(219)	4,983,720

Net increase in net assets resulting from operations	45,492	16,121	5,368,896

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(75,063)	(5,986)	(184,989)

Total distributions to shareholders	(75,063)	(5,986)	(184,989)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,120,955	5,005,324	314,209,145

Net increase in net assets from capital share transactions	30,120,955	5,005,324	314,209,145

INCREASE IN NET ASSETS	30,091,384	5,015,459	319,393,052

NET ASSETS
Beginning of period	—	—	—

End of period	$30,091,384	$5,015,459	$319,393,052

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$41,667	$(8,199)	$200,309

SHARES ISSUED
Shares sold	600,000	100,000	12,800,000

Net increase in shares outstanding	600,000	100,000	12,800,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Barclays CMBS Bond Fund

Period from Feb. 14, 2012[a] to Apr. 30, 2012 (Unaudited)
Net asset value, beginning of period	$49.81

Income from investment operations:
Net investment income[b]	0.43
Net realized and unrealized gain[c]	0.16

Total from investment operations	0.59

Less distributions from:
Net investment income	(0.25)

Total distributions	(0.25)

Net asset value, end of period	$50.15

Total return	1.19%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,091
Ratio of expenses to average net assets[e]	0.25%
Ratio of net investment income to average net assets[e]	4.13%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Barclays GNMA Bond Fund

Period from Feb. 14, 2012[a] to Apr. 30, 2012 (Unaudited)
Net asset value, beginning of period	$50.03

Income from investment operations:
Net investment loss[b]	(0.02)
Net realized and unrealized gain[c]	0.20

Total from investment operations	0.18

Less distributions from:
Net investment income	(0.06)

Total distributions	(0.06)

Net asset value, end of period	$50.15

Total return	0.36%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,015
Ratio of expenses to average net assets[e]	0.25%
Ratio of net investment loss to average net assets[e]	(0.21)%
Portfolio turnover rate[f,g]	383%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rate includes to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Barclays U.S. Treasury Bond Fund

Period from Feb. 14, 2012[a] to Apr. 30, 2012 (Unaudited)
Net asset value, beginning of period	$24.91

Income from investment operations:
Net investment income[b]	0.05
Net realized and unrealized gain[c]	0.01

Total from investment operations	0.06

Less distributions from:
Net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$24.95

Total return	0.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$319,393
Ratio of expenses to average net assets[e]	0.15%
Ratio of net investment income to average net assets[e]	1.02%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays CMBS[a]	Non-diversified
Barclays GNMA[a]	Non-diversified
Barclays U.S. Treasury[a]	Non-diversified

[a]	The Fund commenced operations on February 14, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Barclays CMBS
Assets:
Collateralized Mortgage Obligations	$—	$29,870,678	$—	$29,870,678
Short-Term Investments	67,487	—	—	67,487

	$67,487	$29,870,678	$—	$29,938,165

Barclays GNMA
Assets:
U.S. Government Agency Obligations	$—	$4,966,739	$—	$4,966,739
Short-Term Investments	5,016,572	—	—	5,016,572

	$5,016,572	$4,966,739	$—	$9,983,311

Barclays U.S. Treasury
Assets:
U.S. Government Obligations	$—	$316,248,952	$—	$316,248,952
Short-Term Investments	80,937,410	—	—	80,937,410

	$80,937,410	$316,248,952	$—	$397,186,362

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays GNMA Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays CMBS	0.25%
Barclays GNMA	0.25
Barclays U.S. Treasury	0.15

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended April 30, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays U.S. Treasury	$5,366

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

As of April 30, 2012, The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended April 30, 2012 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays CMBS	$—	$—	$30,083,117	$132,120
Barclays GNMA	23,821,178	18,872,773	—	—
Barclays U.S. Treasury	3,865,800	3,069,983	—	—

In-kind transactions (see Note 4) for the period ended April 30, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays U.S. Treasury	$311,017,672	$—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of April 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of April 30, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays CMBS	$30,010,103	$51,893	$(123,831)	$(71,938)
Barclays GNMA	9,983,530	3,630	(3,849)	(219)
Barclays U.S. Treasury	392,202,642	4,983,720	—	4,983,720

Management has reviewed the tax positions as of April 30, 2012 and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA on behalf of the Funds (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 5-6, 2011, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange-traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange-traded funds, or funds with differing investment objective classifications, investment focuses and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	29

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

other characteristics (e.g., actively managed funds and funds sponsored by “at-cost” service providers). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Funds fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for the iShares Barclays U.S. Treasury Bond Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving shareholders of such Fund, from inception, the benefits of lower fees. The Board further noted that should material economies of scale exist in the future for the other Funds, a breakpoint structure for the iShares Barclays CMBS Bond Fund and iShares Barclays GNMA Bond Fund may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indexes as the Funds, except for iShares Barclays CMBS Bond Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

exchange-traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	31

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays CMBS	$0.21144	$—	$0.03877	$0.25021	85%	—%	15%	100%
Barclays GNMA	—	—	0.05986	0.05986	—	—	100	100
U.S. Treasury	0.00865	—	0.00651	0.01516	57	—	43	100

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Go paperless. . .
It’s Fast, Convenient, and Timely!
To sign up today, go to www.icsdelivery.com

iS-SAR-105-0412

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: June 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: June 20, 2012

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: June 20, 2012